OMB APPROVAL
OMB Number: 3235-0570 Expires: September 30, 2007 Estimated average burden hours per response: 19.4

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08367

Evergreen Municipal Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making an annual filing for four of its series, Evergreen High Income Municipal Bond Fund, Evergreen Municipal Bond Fund, Evergreen Short-Intermediate Municipal Bond Fund and Evergreen Strategic Municipal Bond Fund, for the year ended May 31, 2010. These series have May 31 fiscal year end.

Date of reporting period: May 31, 2010

Item 1 – Reports to Stockholders.

Evergreen High Income Municipal Bond Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
7	PORTFOLIO MANAGER COMMENTARY
9	ABOUT YOUR FUND’S EXPENSES
10	FINANCIAL HIGHLIGHTS
14	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
29	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
30	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

July 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Valued Shareholder:

We are pleased to provide the Annual Report for Evergreen High Income Municipal Bond Fund for the twelve-month period ended May 31, 2010 (the “period”).

During the period, fixed-income markets continued to show steady improvement, resulting in positive returns in nearly every sector of the bond markets. These broad trends only modestly pulled back at the end of the period with the return of some risk aversion due to concerns over sovereign debt issues in Europe. Nonetheless, fixed-income securities that performed the worst during the credit crisis of 2008 generally performed the best over the period, offering investors attractive returns in several fixed-income asset classes. In the municipal bond market in particular, the period saw a volatile rebound from the huge drops seen from 2007 into late 2008 and early 2009, spiking in October of 2009 before settling back down in the latter months of the fiscal year.

Government interventions inspired much of the strong performance in the fixed-income markets, including municipals. Build America Bonds (BABs), for which 35% of the interest cost is reimbursed to the issuer via a federal government subsidy, offered lower interest costs to many municipal issuers for capital projects during the period. BABs were first devised and issued in early 2009 to help ailing municipalities raise money by allowing them to sell taxable bonds for capital projects while receiving a rebate from the federal government for a portion of their borrowing costs. The program is geared to attract institutional investors who typically do not buy tax-exempt paper. Further, issuers have benefited from the perception that BAB loans will limit tax-exempt issuance and thus increase investor demand going forward. BABs were very popular with taxable bond buyers throughout the period, and replaced a portion of the new issue supply of traditional tax-exempt municipal bonds, especially at the longer end of the yield curve. BABs thus acted as an additional prop for the prices of longer-maturity tax-exempt issues. The program has been extended to 2014, but the interest subsidy by the federal government will be gradually reduced to 30% from the current 35%.

Extensive government policy measures—including extraordinarily accommodative monetary policy in the first half of 2009—bolstered investor confidence during the period, which made several types of securities that had been priced for worst-case scenarios suddenly become attractively undervalued in the assessment of many investors. Both equity markets and non-U.S. Treasury fixed-income markets rallied for most of the rest of 2009. Thus, the recent 12-month period that ended May 31, 2010, began with a strong rally and increasing confidence in the fixed-income markets.

1

LETTER TO SHAREHOLDERS continued

This restoration of investor confidence proved to be an essential component of the broader equity and fixed-income rallies. Once investors trusted that financial companies were not going to slide into insolvency, the prospects for a broader economic recovery began to take root and lasted for much of the 12-month period. The high-yield market continued to perform strongly over the period, only showing the first signs of pulling back a bit in February and May of 2010. But in general, investment strategies that favored riskier securities throughout the period outperformed strategies that preferred higher-quality assets.

Overall, then, this was quite a strong period for the credit markets, despite some declines in valuations during May 2010 with the return of risk aversion from global sovereign debt concerns. Even with that temporary market anxiety, signs of economic strengthening in the United States continued to appear in measures of retail sales and durable goods orders. Consumer confidence continued to tick higher in 2010, and it appeared that consumers’ thrifty habits which developed during the recession slackened a bit, as consumer spending surged higher.

During the period, the investment managers of Evergreen’s national municipal bond funds paid careful attention to risk management, focusing on the underlying quality of investments while carefully assessing interest rate trends and the supply and demand forces. The team managing Evergreen Municipal Bond Fund invested in the municipal market in general, with a focus on investment grade securities in particular, with the flexibility to invest in bonds of different maturities. The management of Evergreen High Income Municipal Bond Fund focused on income, specifically lower investment grade securities. The teams managing Evergreen Intermediate Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund emphasized bonds with limited maturities and less exposure to changes in interest rates. Meanwhile, the management of Evergreen Strategic Municipal Bond Fund sought to maximize credit quality by focusing on underlying credit quality and ratings and focused on limiting interest rate risk by investing primarily in higher-coupon, shorter-duration municipal securities.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer
Evergreen Funds

3

FUND AT A GLANCE

as of May 31, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

Dennis Derby

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2010.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 6/17/1992

	Class A	Class B	Class C	Class I
Class inception date	6/17/1992	7/10/1995	3/6/1998	9/20/1995

Nasdaq symbol	EFHAX	EFHBX	EFHCX	EFHYX

Average annual return*

1-year with sales charge	5.00%	4.39%	8.39%	N/A

1-year w/o sales charge	10.21%	9.39%	9.39%	10.49%

5-year	-1.21%	-1.29%	-0.98%	0.02%

10-year	2.38%	2.13%	2.13%	3.16%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Class B shares are closed to new investments by new and existing shareholders.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen High Income Municipal Bond Fund Class A shares, reflective of maximum applicable sales charge, versus a similar investment in the Barclays Capital Municipal Bond Index (BCMBI) and the Consumer Price Index (CPI).

The BCMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Because the Fund invests primarily in securities of issuers located in a single state, the value of the Fund’s shares is highly vulnerable to adverse conditions affecting the state, and may be more volatile than the values of funds that invest in securities issued by issuers located in a number of states.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

5

FUND AT A GLANCE continued

This section left intentionally blank

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of May 31, 2010, and subject to change.

6

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 10.21% for the twelve-month period ended May 31, 2010, excluding any applicable sales charges. During the same period, the BCMBI returned 8.52%.

The fund’s objective is to seek current income exempt from federal income tax, other than the alternative minimum tax, as part of a long-term strategy of achieving tax-advantaged total return.

Investment process

Overall, yields were down during the period by 17 basis points (bps – or 1/100th of a percent) in the 10-year range and 55 to 60 bps in the five- and 30-year maturities. The yield curve flattened between two and five years and also between 10 and 30 years, but steepened between five and 10 years. Also in the period, credit did very well: AAA-rated bonds were up 5.86%, AA-rated issues were up 7.49%, A-rated were up 10.41%, and BBB-rated rose 12.80%.1

Generally, the fund’s duration and yield curve positioning were relatively neutral during the period, so neither measure added or detracted from performance. Municipal supply was pretty consistent year-over- year, compared with the previous fiscal period, but the introduction of the federal Build America Bond (BAB) program took supply from the tax-exempt market and into the taxable marketplace. BABs were first issued in early 2009 to help ailing municipalities raise money by allowing them to sell taxable bonds for capital projects while receiving a rebate from the federal government for a portion of their borrowing costs. The majority of the issuance of BABs was on the long-end, so that provided good technical support for the market—helping the curve to flatten. Also, flows into municipal bond funds were consistently positive and were at record levels, so this helped the market, as well.

Municipal yields relative to Treasuries declined during the period, but tended to do better when Treasury yields were rising and underperforming when Treasury yields were declining. Overall, rates are at historically low levels in the municipal bond market, and we currently believe they may stay low until we see a recovery in the economy and/or the federal funds rate start to move higher.

Contributors to performance

Certain sectors contributed significantly to positive fund performance as yields tightened across a number of sectors during the last year. Lower-rated and non-rated health care credits saw substantial yield tightening during the period. Mature Virginia and Maryland land-related deals as well as airline-related credits also outperformed and contributed to portfolio performance.

Detractors from performance

The main detractor from the fund’s relative performance continued to be an overweight in Florida-based land-secured holdings. The prolonged recessionary pressure continued to cause real estate-related securities to underperform. Although the fund’s management has

7

PORTFOLIO MANAGER COMMENTARY continued

been actively reducing exposure to land-secured credits within the state of Florida, the fund continued to be overweight at fiscal year end.

Portfolio management outlook

Currently, investors continue to be concerned about overall credit quality in the municipal bond market, and credit spreads remain elevated because of this. However, municipal credit trends tend to lag the broader economy by about 12 to18 months. Since the broader economy seems to have bottomed around the middle of 2009, we presently expect municipal credit to improve over the next six months, barring another downturn in the economy.

1	The ratings indicated are from Standard & Poor’s and/or Moody’s Investors Service.

Credit Quality Ratings: Credit quality ratings apply to corporate and municipal bond issues. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to CC (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories.

This commentary reflects the views and opinions of the fund’s portfolio manager(s) on the date indicated and may include statements that constitute “forward-looking statements” under the U.S. Securities laws. Forward-looking statements include, among other things, projections, estimates and information about possible or future results related to the fund, markets, or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and Evergreen undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed herein (including any forward-looking statements) may not be relied upon as investment advice or as an indication of the fund’s trading intent.

8

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2009 to May 31, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2009	Ending Account Value 5/31/2010	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,023.00	$4.99
Class B	$1,000.00	$1,019.20	$8.76
Class C	$1,000.00	$1,019.20	$8.76
Class I	$1,000.00	$1,024.30	$3.73
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,020.00	$4.99
Class B	$1,000.00	$1,016.26	$8.75
Class C	$1,000.00	$1,016.26	$8.75
Class I	$1,000.00	$1,021.24	$3.73

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.99% for Class A, 1.74% for Class B, 1.74% for Class C and 0.74% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,			Year Ended August 31,

CLASS A	2010	2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$7.45	$8.99	$9.69	$10.26	$10.32	$10.03

Income from investment operations
Net investment income	0.43	0.51	0.37	0.47	0.48	0.50
Net realized and unrealized gains or losses on investments	0.32	(1.55)	(0.70)	(0.57)	(0.06)	0.29

Total from investment operations	0.75	(1.04)	(0.33)	(0.10)	0.42	0.79

Distributions to shareholders from
Net investment income	(0.47)	(0.50)	(0.37)	(0.47)	(0.48)	(0.50)

Net asset value, end of period	$7.73	$7.45	$8.99	$9.69	$10.26	$10.32

Total return[2]	10.21%	(11.58)%	(3.44)%	(1.09)%	4.17%	8.10%

Ratios and supplemental data
Net assets, end of period (thousands)	$112,118	$110,016	$159,267	$207,442	$233,585	$205,593
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.99%	0.98%	1.09%[3]	1.01%	0.94%	0.96%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.99%	0.98%	1.13%[3]	1.06%	0.99%	0.98%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.99%	0.98%	0.96%[3]	0.92%	0.92%	0.96%
Interest and fee expense[4]	0.00%	0.00%	0.13%[3]	0.09%	0.02%	0.00%
Net investment income	5.65%	6.48%	5.28%[3]	4.63%	4.71%	4.93%
Portfolio turnover rate	33%	70%	77%	67%	62%	41%

1	For the nine months ended May 31, 2008. The Fund changed its fiscal year end from August 31 to May 31, effective May 31, 2008.
2	Excluding applicable sales charges
3	Annualized
4	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,			Year Ended August 31,

CLASS B	2010	2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$7.45	$8.99	$9.69	$10.26	$10.32	$10.03

Income from investment operations
Net investment income	0.37	0.45	0.31	0.40 [2]	0.40	0.43
Net realized and unrealized gains or losses on investments	0.32	(1.55)	(0.69)	(0.57)	(0.05)	0.29

Total from investment operations	0.69	(1.10)	(0.38)	(0.17)	0.35	0.72

Distributions to shareholders from
Net investment income	(0.41)	(0.44)	(0.32)	(0.40)	(0.41)	(0.43)

Net asset value, end of period	$7.73	$7.45	$8.99	$9.69	$10.26	$10.32

Total return[3]	9.39%	(12.24)%	(3.99)%	(1.83)%	3.44%	7.35%

Ratios and supplemental data
Net assets, end of period (thousands)	$10,508	$14,555	$30,764	$43,379	$60,381	$80,083
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.74%	1.73%	1.84%[4]	1.76%	1.69%	1.68%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.74%	1.73%	1.84%[4]	1.76%	1.69%	1.68%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.74%	1.73%	1.71%[4]	1.67%	1.67%	1.68%
Interest and fee expense[5]	0.00%	0.00%	0.13%[4]	0.09%	0.02%	0.00%
Net investment income	4.98%	5.64%	4.53%[4]	3.87%	3.97%	4.22%
Portfolio turnover rate	33%	70%	77%	67%	62%	41%

1	For the nine months ended May 31, 2008. The Fund changed its fiscal year end from August 31 to May 31, effective May 31, 2008.
2	Per share amount is based on average shares outstanding during the period.
3	Excluding applicable sales charges
4	Annualized
5	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,			Year Ended August 31,

CLASS C	2010	2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$7.45	$8.99	$9.69	$10.26	$10.32	$10.03

Income from investment operations
Net investment income	0.38	0.45	0.32	0.40	0.41	0.43
Net realized and unrealized gains or losses on investments	0.31	(1.55)	(0.70)	(0.57)	(0.06)	0.29

Total from investment operations	0.69	(1.10)	(0.38)	(0.17)	0.35	0.72

Distributions to shareholders from
Net investment income	(0.41)	(0.44)	(0.32)	(0.40)	(0.41)	(0.43)

Net asset value, end of period	$7.73	$7.45	$8.99	$9.69	$10.26	$10.32

Total return[2]	9.39%	(12.24)%	(3.99)%	(1.83)%	3.44%	7.35%

Ratios and supplemental data
Net assets, end of period (thousands)	$18,506	$17,537	$24,036	$32,848	$34,157	$26,760
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.74%	1.73%	1.84%[3]	1.76%	1.69%	1.68%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.74%	1.73%	1.84%[3]	1.76%	1.69%	1.68%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.74%	1.73%	1.71%[3]	1.67%	1.67%	1.68%
Interest and fee expense[4]	0.00%	0.00%	0.13%[3]	0.09%	0.02%	0.00%
Net investment income	4.89%	5.74%	4.54%[3]	3.87%	3.95%	4.19%
Portfolio turnover rate	33%	70%	77%	67%	62%	41%

1	For the nine months ended May 31, 2008. The Fund changed its fiscal year end from August 31 to May 31, effective May 31, 2008.
2	Excluding applicable sales charges
3	Annualized
4	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,			Year Ended August 31,

CLASS I	2010	2009	2008[1]	2007	2006	2005

Net asset value, beginning of period	$7.45	$8.99	$9.69	$10.26	$10.32	$10.03

Income from investment operations
Net investment income	0.45	0.51	0.38	0.50	0.51	0.53
Net realized and unrealized gains or losses on investments	0.31	(1.53)	(0.69)	(0.57)	(0.06)	0.29

Total from investment operations	0.76	(1.02)	(0.31)	(0.07)	0.45	0.82

Distributions to shareholders from
Net investment income	(0.48)	(0.52)	(0.39)	(0.50)	(0.51)	(0.53)

Net asset value, end of period	$7.73	$7.45	$8.99	$9.69	$10.26	$10.32

Total return	10.49%	(11.35)%	(3.26)%	(0.85)%	4.48%	8.42%

Ratios and supplemental data
Net assets, end of period (thousands)	$10,649	$12,893	$39,903	$118,111	$156,088	$112,551
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.74%	0.72%	0.83%[2]	0.76%	0.69%	0.69%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.74%	0.72%	0.83%[2]	0.76%	0.69%	0.69%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.74%	0.72%	0.70%[2]	0.67%	0.67%	0.69%
Interest and fee expense[3]	0.00%	0.00%	0.13%[2]	0.09%	0.02%	0.00%
Net investment income	5.99%	6.48%	5.45%[2]	4.86%	4.96%	5.21%
Portfolio turnover rate	33%	70%	77%	67%	62%	41%

1	For the nine months ended May 31, 2008. The Fund changed its fiscal year end from August 31 to May 31, effective May 31, 2008.
2	Annualized
3	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS
May 31, 2010
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 92.0%
AIRPORT 2.0%
Houston, TX Arpt. Sys. Spl. Facs. RB, Continental Airlines, Inc., Ser. E, 6.75%, 07/01/2029	$1,000,000	$984,860
Maryland Econ. Dev. Corp. RB, Trans. Facs. Proj., Ser. A, 5.75%, 06/01/2035	2,000,000	2,041,160

		3,026,020

COMMUNITY DEVELOPMENT DISTRICT 21.5%
ChampionsGate, FL CDD Capital Impt. RB, Ser. A, 6.25%, 05/01/2020	2,245,000	1,969,404
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 03/01/2026	2,805,000	2,677,681
Florida World Commerce Ctr. CDD Spl. Assmt. RB, 5.50%, 05/01/2038 •	2,000,000	774,140
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	2,500,000	2,500,250
Heritage Harbor, FL CDD Recreational Facs. RB, 7.75%, 05/01/2023	595,000	476,696
Heritage Isle at Viera, FL CDD Recreational Facs. RB, 7.10%, 10/01/2023 •	2,150,000	970,746
Indian Trace, FL CDD RB, Water Mgmt., Spl. Benefit, 8.25%, 05/01/2011	480,000	483,029
Indigo, FL CDD Capital Impt. RB, Ser. C, 7.00%, 05/01/2030	2,800,000	2,799,636
Lakeside Plantation, FL CDD RB, Ser. B, 6.95%, 05/01/2031	1,406,585	1,407,049
Marshall Creek, FL CDD Spl. Assmt. RB:
6.625%, 05/01/2032	2,755,000	2,333,650
Ser. A, 7.65%, 05/01/2032	1,810,000	1,809,837
North Springs, FL Impt. Dist. Spl. Assmt. RB, Heron Bay Proj., 7.00%, 05/01/2019	1,217,000	1,217,706
Poinciana, FL CDD Spl. Assmt. RB, Ser. A, 7.125%, 05/01/2031	2,860,000	2,859,914
Portico, FL CDD Capital Impt. RB, 5.45%, 05/01/2037 •	5,000,000	2,745,000
Portofino Isles, FL CDD Spl. Assmt. RB, Portofino Ct. Proj., 5.60%, 05/01/2036 •	3,090,000	1,019,700
Stoneybrook, FL CDD RB, Stoneybrook Golf Club, 7.00%, 10/01/2022 •	7,605,000	4,156,513
West Village, FL CDD Spl. Assmt. RB, 5.50%, 05/01/2037 •	5,335,000	2,401,177

		32,602,128

CONTINUING CARE RETIREMENT COMMUNITY 14.7%
Florida Capital Proj. Fin. Auth. RB, Glenridge on Palmer Ranch, 8.00%, 06/01/2032	3,000,000	3,434,160
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates, Ser. C, 7.25%, 11/15/2029	5,000,000	5,092,500
Hillsborough Cnty., FL IDA RB, Lakeshore Villas Proj., Ser. A, 6.70%, 07/01/2021	1,590,000	1,535,463
Lancaster Cnty., PA Hosp. Auth. RRB, Brethren Vlg. Proj., Ser. A, 6.50%, 07/01/2040	3,000,000	2,937,720
Lee Cnty., FL IDA Hlth. Care Facs. RB, Cypress Cove Hlth. Proj., Ser. A:
6.25%, 10/01/2017	2,850,000	2,718,387
6.375%, 10/01/2025	5,575,000	4,826,222
North Carolina Med. Care Cmnty. Retirement Facs. RB, First Mtge. Southminster Proj., Ser. A, 5.75%, 10/01/2037	2,000,000	1,772,100

		22,316,552

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued
May 31, 2010
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION 6.4%
Austin, NC RB, Univ. of North Carolina Chapel Hill Proj., Ser. 2008-1085, IIFRN, 9.25%, 12/01/2036	$3,800,000	$4,213,060
Maine Edl. Loan Auth. Student Loan RB, Ser. A-3, Class A, 5.875%, 12/01/2039, (Insd. by Assured Guaranty, Ltd.)	2,000,000	2,125,680
Michigan Pub. Edl. Facs. Auth. RB, Madison Academy Proj., 8.625%, 12/01/2039	1,500,000	1,525,845
Pima Cnty., AZ IDA RB, Legacy Traditional Sch. Proj., 8.50%, 07/01/2039	1,750,000	1,860,110

		9,724,695

ELECTRIC REVENUE 0.8%
North Carolina Eastern Muni. Power Agcy. RB, Ser. C, 6.75%, 01/01/2024	1,000,000	1,182,280

GENERAL OBLIGATION – STATE 1.4%
Hawaii Dept. of Budget and Fin. Spl. Purpose GO, Hawaiian Elec. Co. Proj., 6.50%, 07/01/2039	2,000,000	2,178,780

HOSPITAL 14.2%
Colorado Hlth. Facs. Auth. RRB, Valley View Assn. Proj., 5.00%, 05/15/2027	1,375,000	1,309,963
Harris Cnty., TX Hlth. Facs. Dev. Corp. Hosp. RRB, Mem. Hermann Hlth. Care Sys., Ser. B, 7.25%, 12/01/2035	1,000,000	1,129,970
Jacksonville, FL Hlth. Facs. Auth. RB, First Mtge. Mental Hlth., Ser. A, 7.00%, 10/01/2029	3,655,000	3,604,305
New Jersey Hlth. Care Facs. Fin. Auth. RRB, St. Joseph’s Hlth. Care Sys., 6.625%, 07/01/2038	2,000,000	2,057,140
South Carolina Jobs EDA Hosp. RRB, Palmetto Hlth., 5.75%, 08/01/2039	4,000,000	3,988,400
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj., 6.00%, 11/15/2035	3,000,000	2,803,830
Tarrant Cnty., TX Cultural Ed. Facs. Corp. Hosp. RB, 6.375%, 11/01/2036 ••	8,400,000	3,222,828
West Virginia Hosp. Fin. Auth. RRB, Thomas Hlth. Sys. Proj., 6.50%, 10/01/2038	2,500,000	2,412,075
Wisconsin Hlth. & Edl. Facs. Auth. RB, Fort Hlth. Care, Inc. Proj., 6.10%, 05/01/2034	1,000,000	1,000,980

		21,529,491

HOUSING 1.7%
Orange Cnty., FL HFA MHRB, Buena Vista Place II, Ser. I, 6.90%, 07/01/2039	2,845,000	2,539,418

INDUSTRIAL DEVELOPMENT REVENUE 10.7%
Brazos River, TX Harbor Navigation Dist. RRB, Dow Chemical Proj., Ser. A-4, 5.95%, 05/15/2033	3,000,000	2,973,600
Henrico Cnty.,VA IDA Solid Waste RB, Browning Ferris Indl. South Atlantic, Inc., Ser. A, 5.875%, 03/01/2017	2,000,000	2,001,480
Oklahoma Dev. Fin. Auth. RB, Solid Waste Disposal, Ser. A, 7.00%, 12/01/2021	2,500,000	2,540,275
Seneca Cnty., NY IDA Solid Waste Disposal RB, Seneca Meadows, Inc. Proj., 6.625%, 10/01/2035	1,500,000	1,506,405
St. John Baptist Parish, LA RB, Marathon Oil Corp., Ser. A, 5.125%, 06/01/2037	1,030,000	978,490

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued
May 31, 2010
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Warren Cnty., MS Gulf Opportunity Zone Intl. Paper RB, Ser. A, 6.50%, 09/01/2032	$5,000,000	$5,216,550
Yonkers, NY IDA Facs. RB, Sarah Lawrence College Proj., Ser. A, 6.00%, 06/01/2041	1,000,000	1,047,430

		16,264,230

MISCELLANEOUS REVENUE 7.2%
Austin, TX Lower Colorado River Auth. RRB, Ser. A, 7.25%, 05/15/2037	1,000,000	1,119,680
Banning, CA Morongo Band of Mission Indians Enterprise RB, Ser. B, 6.50%, 03/01/2028	2,000,000	1,870,120
Maryland Energy Fin. Admin. RB, Recycling Office Paper Sys. Proj., Ser. A, 7.50%, 09/01/2015	2,410,000	2,493,265
Massachusetts Dev. Fin. Agcy. RB, Sabis Intl. Charter Sch., Ser. A, 8.00%, 04/15/2031	1,460,000	1,658,020
Michigan Muni. Bond Auth. RB, State Aid Notes, Ser. D, 9.50%, 08/20/2010	2,000,000	1,997,860
New York Urban Dev. Corp. RB, 5.875%, 01/15/2013	1,000,000	1,002,890
Sabine River Auth. Pollution Control RB, TXU Electric Corp. Proj., Ser. B, 5.75%, 05/01/2030	800,000	768,000

		10,909,835

PUBLIC FACILITIES 1.0%
Madison Cnty., FL RB, First Mtge. Twin Oaks Proj., Ser. A, 6.00%, 07/01/2025	2,145,000	1,620,891

RESOURCE RECOVERY 1.0%
Pennsylvania EDFA RB, Colver Proj., Ser. F, 5.00%, 12/01/2012	1,500,000	1,516,185

SALES TAX 0.8%
Southwestern Illinois Dev. Auth. RB, Collinsville, Ltd., 5.00%, 03/01/2025	1,500,000	1,184,370

SPECIAL TAX 0.7%
Virgin Islands Pub. Fin. Auth. RRB, Ser. C, 5.00%, 10/01/2017	1,000,000	1,056,510

TRANSPORTATION 2.3%
Central Texas Regl. Mobility Auth. RB, 0.00%, 01/01/2031 ¤	4,000,000	899,440
Manchester, MO Tax Increment & Transportation RRB, Hwy. 141 Manchester Rd. Proj., 6.00%, 11/01/2025	1,500,000	1,507,410
North Carolina Turnpike Auth. RB, Triangle Expressway Sys., Ser. A, 5.75%, 01/01/2039	1,000,000	1,074,200

		3,481,050

UTILITY 4.0%
Main Street Natural Gas, Inc. RB, Georgia Gas Proj., Ser. B, 5.00%, 03/15/2018	3,000,000	3,034,530
Tennessee Energy Acquisition Corp. RB, Ser. A, 5.25%, 09/01/2026	2,085,000	1,990,466
Warm Springs Reservation of Oregon RB, Confederated Tribes Hydroelectric, Ser. B, 6.375%, 11/01/2033	1,000,000	1,008,460

		6,033,456

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued
May 31, 2010
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 1.6%
Campbell Cnty., WY Solid Waste Facs. RB, Basin Elec. Power Coop., Ser. A, 5.75%, 07/15/2039	$1,000,000	$1,080,250
New Hampshire Business Fin. Auth. RB, Solid Waste. Mgmt., Inc. Proj., 5.20%, 05/01/2027	1,400,000	1,403,094

		2,483,344

Total Municipal Obligations (cost $155,568,030)		139,649,235

	Shares	Value

SHORT-TERM INVESTMENTS 5.6%
MUTUAL FUND SHARES 5.6%
Evergreen Institutional Municipal Money Market Fund, Class I, 0.23% q ø (cost $8,543,845)	8,543,845	8,543,845

Total Investments (cost $164,111,875) 97.6%		148,193,080
Other Assets and Liabilities 2.4%		3,587,189

Net Assets 100.0%		$151,780,269

•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
••	Security which has defaulted on payment of interest and/or principal.
¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
CDA	Community Development Authority
CDD	Community Development District
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IIFRN	Indexed Inverse Floating Rate Note
MHRB	Multifamily Housing Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued
May 31, 2010

The following table shows the percent of total investments by geographic location as of May 31, 2010:

Florida	32.2%
Texas	7.5%
North Carolina	5.5%
Georgia	5.5%
Maryland	4.7%
Mississippi	3.5%
Virginia	3.2%
Pennsylvania	3.0%
South Carolina	2.7%
New York	2.4%
Michigan	2.4%
Minnesota	1.9%
Oklahoma	1.7%
West Virginia	1.6%
Hawaii	1.5%
Maine	1.4%
New Jersey	1.4%
Arizona	1.3%
California	1.3%
Tennessee	1.3%
Massachusetts	1.1%
Missouri	1.0%
Colorado	0.9%
New Hampshire	0.9%
Illinois	0.8%
Wyoming	0.7%
U.S. Virgin Islands	0.7%
Oregon	0.7%
Wisconsin	0.7%
Louisiana	0.7%
Non-state specific	5.8%

100.0%

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of May 31, 2010 (unaudited):

AAA	2.5%
AA	5.4%
A	9.0%
BBB	25.0%
BB	2.6%
B	0.7%
CCC	0.6%
NR	54.2%

100.0%

The following table shows the percent of total bonds based on effective maturity as of May 31, 2010 (unaudited):

Less than 1 year	1.9%
1 to 3 year(s)	4.9%
3 to 5 years	1.1%
5 to 10 years	13.4%
10 to 20 years	31.6%
20 to 30 years	44.2%
Greater than 30 years	2.9%

100.0%

See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2010

Assets
Investments in unaffiliated issuers, at value (cost $155,568,030)	$139,649,235
Investments in affiliated issuers, at value (cost $8,543,845)	8,543,845

Total investments	148,193,080
Receivable for securities sold	1,225,087
Receivable for Fund shares sold	272,960
Interest receivable	2,707,805
Prepaid expenses and other assets	40,118

Total assets	152,439,050

Liabilities
Dividends payable	353,629
Payable for Fund shares redeemed	230,873
Advisory fee payable	7,848
Distribution Plan expenses payable	6,260
Due to other related parties	2,318
Accrued expenses and other liabilities	57,853

Total liabilities	658,781

Net assets	$151,780,269

Net assets represented by
Paid-in capital	$238,975,047
Undistributed net investment income	46,937
Accumulated net realized losses on investments	(71,322,920)
Net unrealized losses on investments	(15,918,795)

Total net assets	$151,780,269

Net assets consists of
Class A	$112,117,741
Class B	10,507,771
Class C	18,505,652
Class I	10,649,105

Total net assets	$151,780,269

Shares outstanding (unlimited number of shares authorized)
Class A	14,500,285
Class B	1,358,951
Class C	2,393,328
Class I	1,377,209

Net asset value per share
Class A	$7.73
Class A — Offering price (based on sales charge of 4.75%)	$8.12
Class B	$7.73
Class C	$7.73
Class I	$7.73

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Year Ended May 31, 2010

Investment income
Interest	$10,515,833
Income from affiliated issuers	12,118

Total investment income	10,527,951

Expenses
Advisory fee	743,441
Distribution Plan expenses
Class A	285,665
Class B	117,601
Class C	187,163
Administrative services fee	158,179
Transfer agent fees	108,639
Trustees’ fees and expenses	5,033
Printing and postage expenses	26,273
Custodian and accounting fees	45,384
Registration and filing fees	48,784
Professional fees	33,383
Interest expense	408
Other	6,708

Total expenses	1,766,661
Less: Expense reductions	(35)

Net expenses	1,766,626

Net investment income	8,761,325

Net realized and unrealized gains or losses on investments
Net realized losses on securities in unaffiliated issuers	(12,742,612)
Net change in unrealized gains or losses on securities in unaffiliated issuers	19,370,325

Net realized and unrealized gains or losses on investments	6,627,713

Net increase in net assets resulting from operations	$15,389,038

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,

	2010		2009

Operations
Net investment income		$8,761,325		$11,827,056
Net realized losses on investments		(12,742,612)		(16,011,563)
Net change in unrealized gains or losses on investments		19,370,325		(23,956,059)

Net increase (decrease) in net assets resulting from operations		15,389,038		(28,140,566)

Distributions to shareholders from
Net investment income
Class A		(6,916,713)		(7,966,105)
Class B		(630,759)		(1,159,774)
Class C		(992,393)		(1,079,273)
Class I		(851,821)		(1,358,627)

Total distributions to shareholders		(9,391,686)		(11,563,779)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	1,633,554	12,575,660	939,634	7,269,887
Class B	56,043	432,424	174,571	1,363,338
Class C	481,558	3,703,588	294,838	2,178,406
Class I	834,415	6,347,462	337,774	2,585,139

		23,059,134		13,396,770

Net asset value of shares issued in reinvestment of distributions
Class A	419,950	3,231,370	499,878	3,853,402
Class B	35,256	270,862	58,282	451,189
Class C	55,868	430,004	57,771	442,848
Class I	26,130	200,979	25,408	196,741

		4,133,215		4,944,180

Automatic conversion of Class B shares to Class A shares
Class A	317,991	2,427,752	653,851	5,126,178
Class B	(317,991)	(2,427,752)	(653,851)	(5,126,178)

		0		0

Payment for shares redeemed
Class A	(2,642,861)	(20,350,209)	(5,033,566)	(39,464,780)
Class B	(368,656)	(2,825,047)	(1,045,984)	(8,199,893)
Class C	(498,727)	(3,869,055)	(670,972)	(5,231,340)
Class I	(1,214,519)	(9,365,684)	(3,069,725)	(24,710,873)

		(36,409,995)		(77,606,886)

Net decrease in net assets resulting from capital share transactions		(9,217,646)		(59,265,936)

Total decrease in net assets		(3,220,294)		(98,970,281)
Net assets
Beginning of period		155,000,563		253,970,844

End of period		$151,780,269		$155,000,563

Undistributed net investment income		$46,937		$156,431

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen High Income Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Effective after the close of business on June 30, 2009, Class B shares were closed to new accounts and additional purchases by existing shareholders. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares had been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

22

NOTES TO FINANCIAL STATEMENTS continued

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications

23

NOTES TO FINANCIAL STATEMENTS continued

are due to expiration of capital loss carryovers. During the year ended May 31, 2010, the following amounts were reclassified:

Paid-in capital	$(2,069,695)
Undistributed net investment income	520,867
Accumulated net realized losses on investments	1,548,828

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.47% and declining to 0.32% as average daily net assets increase. For the year ended May 31, 2010, the advisory fee was equivalent to an annual rate of 0.47% of the Fund’s average daily net assets.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the year ended May 31, 2010, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average

24

NOTES TO FINANCIAL STATEMENTS continued

daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the year ended May 31, 2010, WFFD and/or EIS received $18,121 from the sale of Class A shares and $23,566 and $363 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $49,990,347 and $69,463,081, respectively, for the year ended May 31, 2010.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Municipal obligations	$0	$139,649,235	$0	$139,649,235
Short-term investments	8,543,845	0	0	8,543,845

	$8,543,845	$139,649,235	$0	$148,193,080

Further details on the major security types listed above can be found in the Schedule of Investments.

On May 31, 2010, the aggregate cost of securities for federal income tax purposes was $164,111,875. The gross unrealized appreciation and depreciation on securities based on

25

NOTES TO FINANCIAL STATEMENTS continued

tax cost was $5,197,095 and $21,115,890, respectively, with a net unrealized depreciation of $15,918,795.

As of May 31, 2010, the Fund had $64,297,080 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2011	2012	2013	2014	2016	2017	2018

$13,129,353	$3,853,670	$1,390,042	$2,156,251	$6,506,524	$22,015,083	$15,246,157

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of May 31, 2010, the Fund incurred and will elect to defer post-October losses of $6,504,973.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended May 31, 2010, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed Exempt-Interest Income	Unrealized Depreciation	Capital Loss Carryovers and Post-October Losses	Temporary Book/Tax Differences

$428,524	$15,918,795	$70,802,053	$(902,454)

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to defaulted bonds. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was as follows:

	Year Ended May 31,

	2010	2009

Ordinary Income	$108,102	$110,043
Exempt-Interest Income	9,283,584	11,453,736

26

NOTES TO FINANCIAL STATEMENTS continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%.

During the year ended May 31, 2010, the Fund had average borrowings outstanding of $27,232 at an average rate of 1.50% and paid interest of $408.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s

27

NOTES TO FINANCIAL STATEMENTS continued

liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

In addition, the U.S. District Court for the District of Massachusetts has consolidated three purported class actions into In re Evergreen Ultra Short Opportunities Fund Securities Litigation. The plaintiffs filed a consolidated amended complaint on April 30, 2009 against various Evergreen entities, including EIMC and EIS, the Evergreen funds’ former distributor, and Evergreen Fixed Income Trust and its Trustees. The complaint generally alleges that investors in Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in Ultra Short Fund at different points in time and (iii) the failure of Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund. The complaint seeks damages in an amount to be determined at trial.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

13. SUBSEQUENT EVENT

Effective at the close of business on July 9, 2010, Wells Fargo Advantage Municipal Bond Fund acquired the net assets of the Fund in a tax-free exchange for shares of the Wells Fargo Advantage Municipal Bond Fund.

28

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen High Income Municipal Bond Fund, a series of the Evergreen Municipal Trust, as of May 31, 2010 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2010 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen High Income Municipal Bond Fund as of May 31, 2010, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 30, 2010

29

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended May 31, 2010, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 98.85%. The percentage of distributions subject to the federal alternative minimum tax will be reported to shareholders in January 2011.

30

ADDITIONAL INFORMATION (unaudited) continued

SPECIAL MEETING OF SHAREHOLDERS

On June 8, 2010, a Special Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal 1 — To approve the proposed reorganization of the Fund into Wells Fargo Advantage Municipal Bond Fund, a series of Wells Fargo Funds Trust, a Delaware statutory trust:

Net assets voted “For”	$75,057,896
Net assets voted “Against”	$2,952,314
Net assets voted “Abstain”	$3,131,898

31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Shareholder, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

32

TRUSTEES AND OFFICERS continued

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s representation of affiliates of Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

123610 566599 rv7 07/2010

Evergreen Municipal Bond Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
7	PORTFOLIO MANAGER COMMENTARY
9	ABOUT YOUR FUND’S EXPENSES
10	FINANCIAL HIGHLIGHTS
14	SCHEDULE OF INVESTMENTS
29	STATEMENT OF ASSETS AND LIABILITIES
30	STATEMENT OF OPERATIONS
31	STATEMENTS OF CHANGES IN NET ASSETS
32	NOTES TO FINANCIAL STATEMENTS
40	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
41	ADDITIONAL INFORMATION
44	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

July 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Valued Shareholder:

We are pleased to provide the Annual Report for Evergreen Municipal Bond Fund for the twelve-month period ended May 31, 2010 (the “period”).

During the period, fixed-income markets continued to show steady improvement, resulting in positive returns in nearly every sector of the bond markets. These broad trends only modestly pulled back at the end of the period with the return of some risk aversion due to concerns over sovereign debt issues in Europe. Nonetheless, fixed-income securities that performed the worst during the credit crisis of 2008 generally performed the best over the period, offering investors attractive returns in several fixed-income asset classes. In the municipal bond market in particular, the period saw a volatile rebound from the huge drops seen from 2007 into late 2008 and early 2009, spiking in October of 2009 before settling back down in the latter months of the fiscal year.

Government interventions inspired much of the strong performance in the fixed-income markets, including municipals. Build America Bonds (BABs), for which 35% of the interest cost is reimbursed to the issuer via a federal government subsidy, offered lower interest costs to many municipal issuers for capital projects during the period. BABs were first devised and issued in early 2009 to help ailing municipalities raise money by allowing them to sell taxable bonds for capital projects while receiving a rebate from the federal government for a portion of their borrowing costs. The program is geared to attract institutional investors who typically do not buy tax-exempt paper. Further, issuers have benefited from the perception that BAB loans will limit tax-exempt issuance and thus increase investor demand going forward. BABs were very popular with taxable bond buyers throughout the period, and replaced a portion of the new issue supply of traditional tax-exempt municipal bonds, especially at the longer end of the yield curve. BABs thus acted as an additional prop for the prices of longer-maturity tax-exempt issues. The program has been extended to 2014, but the interest subsidy by the federal government will be gradually reduced to 30% from the current 35%.

Extensive government policy measures—including extraordinarily accommodative monetary policy in the first half of 2009—bolstered investor confidence during the period, which made several types of securities that had been priced for worst-case scenarios suddenly become attractively undervalued in the assessment of many investors. Both equity markets and non-U.S. Treasury fixed-income markets rallied for most of the rest of 2009. Thus, the recent 12-month period that ended May 31, 2010, began with a strong rally and increasing confidence in the fixed-income markets.

1

LETTER TO SHAREHOLDERS continued

This restoration of investor confidence proved to be an essential component of the broader equity and fixed-income rallies. Once investors trusted that financial companies were not going to slide into insolvency, the prospects for a broader economic recovery began to take root and lasted for much of the 12-month period. The high-yield market continued to perform strongly over the period, only showing the first signs of pulling back a bit in February and May of 2010. But in general, investment strategies that favored riskier securities throughout the period outperformed strategies that preferred higher-quality assets.

Overall, then, this was quite a strong period for the credit markets, despite some declines in valuations during May 2010 with the return of risk aversion from global sovereign debt concerns. Even with that temporary market anxiety, signs of economic strengthening in the United States continued to appear in measures of retail sales and durable goods orders. Consumer confidence continued to tick higher in 2010, and it appeared that consumers’ thrifty habits which developed during the recession slackened a bit, as consumer spending surged higher.

During the period, the investment managers of Evergreen’s national municipal bond funds paid careful attention to risk management, focusing on the underlying quality of investments while carefully assessing interest rate trends and the supply and demand forces. The team managing Evergreen Municipal Bond Fund invested in the municipal market in general, with a focus on investment grade securities in particular, with the flexibility to invest in bonds of different maturities. The management of Evergreen High Income Municipal Bond Fund focused on income, specifically lower investment grade securities. The teams managing Evergreen Intermediate Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund emphasized bonds with limited maturities and less exposure to changes in interest rates. Meanwhile, the management of Evergreen Strategic Municipal Bond Fund sought to maximize credit quality by focusing on underlying credit quality and ratings and focused on limiting interest rate risk by investing primarily in higher-coupon, shorter-duration municipal securities.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

3

FUND AT A GLANCE

as of May 31, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

Lyle J. Fitterer, CFA, CPA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2010.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/19/1978

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	1/19/1978	1/26/1998	4/30/1999

Nasdaq symbol	EKEAX	EKEBX	EKECX	EKEYX

Average annual return*

1-year with sales charge	4.27%	3.66%	7.66%	N/A

1-year w/o sales charge	9.48%	8.66%	8.66%	9.75%

5-year	2.67%	2.57%	2.92%	3.95%

10-year	4.80%	4.53%	4.53%	5.58%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Class B shares are closed to new investments by new and existing shareholders.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Municipal Bond Fund Class A shares, reflective of maximum applicable sales charge, versus a similar investment in the Barclays Capital Municipal Bond Index (BCMBI) and the Consumer Price Index (CPI).

The BCMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The prices and income of inverse floaters are generally more volatile than prices and income of bonds with similar maturities.

5

FUND AT A GLANCE continued

This section left intentionally blank

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of May 31, 2010, and subject to change.

6

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 9.48% for the twelve-month period ended May 31, 2010, excluding any applicable sales charges. During the same period, the BCMBI returned 8.52%.

The fund’s objective is to seek current income exempt from federal income taxes, other than the alternative minimum tax, as part of a long-term strategy of achieving tax-advantaged total return.

Investment process

Overall, yields were down during the period by 17 basis points (bps – or 1/100th of a percent) in the 10-year range and 55 to 60 bps in the five- and 30-year maturities. The yield curve flattened between two and five years and also between 10 and 30 years, but steepened between five and 10 years. Also in the period, credit did very well: AAA-rated bonds were up 5.86%, AA-rated issues were up 7.49%, A-rated were up 10.41%, and BBB-rated rose 12.80%.1

Generally, the fund’s duration and yield curve positioning were relatively neutral during the period, so neither measure added or detracted from performance. Municipal supply was pretty consistent year-over- year, compared with the previous fiscal period, but the introduction of the federal Build America Bond (BAB) program took supply from the tax-exempt market and into the taxable marketplace. BABs were first issued in early 2009 to help ailing municipalities raise money by allowing them to sell taxable bonds for capital projects while receiving a rebate from the federal government for a portion of their borrowing costs. The majority of the issuance of BABs was on the long-end, so that provided good technical support for the market—helping the curve to flatten. Also, flows into municipal bond funds were consistently positive and were at record levels, so this helped the market, as well.

Municipal yields relative to Treasuries declined during the period, but tended to do better when Treasury yields were rising and underperforming when Treasury yields were declining. Overall, rates are at historically low levels in the municipal bond market, and we currently believe they may stay low until we see a recovery in the economy and/or the federal funds rate starts to move higher.

Contributors to performance

The largest contributor to the fund’s performance was the overweight to BBB-rated and non-rated bonds.1 Lower credit-quality outperformed higher credit-quality issues by a wide margin. This was basically a continuation of the reversal that started in early 2009 when lower-quality issues first began outperforming higher-quality bonds.

Sector and selection also were positive contributors during the period. The fund was overweight essential service revenue bonds, which outperformed the alternative (general obligation bonds). Within the revenue bond sector, the fund was overweight hospital, leasing, and industrial development revenue and pollution control revenue bonds, as well as the special tax sectors, which all performed well. Specific issues with noteworthy

7

PORTFOLIO MANAGER COMMENTARY continued

positive performance included Cooper Health of New Jersey, Healtheast Care System in Minnesota, Washington County Hospital in Maryland, Marathon Oil, International Paper, and Waste Management, Inc. In addition, the portfolio was underweight poorly performing pre-refunded bonds, which also aided performance during the fiscal year.

Detractors from performance

Underweights to certain issues that recovered after faltering with the general economy dampened the fund’s performance during the period. These underweights included California general obligation bonds, as well as issues in the Commonwealth of Puerto Rico.

Portfolio management outlook

Currently, investors continue to be concerned about overall credit quality in the municipal bond market, and credit spreads remain elevated because of this. However, municipal credit trends tend to lag the broader economy by about 12 to18 months. Since the broader economy seems to have bottomed around the middle of 2009, we presently expect municipal credit to improve over the next six months, barring another downturn in the economy.

1	The ratings indicated are from Standard & Poor’s and/or Moody’s Investors Service.

Credit Quality Ratings: Credit quality ratings apply to corporate and municipal bond issues. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to CC (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories.

This commentary reflects the views and opinions of the fund’s portfolio manager(s) on the date indicated and may include statements that constitute “forward-looking statements” under the U.S. Securities laws. Forward-looking statements include, among other things, projections, estimates and information about possible or future results related to the fund, markets, or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and Evergreen undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed herein (including any forward-looking statements) may not be relied upon as investment advice or as an indication of the fund’s trading intent.

8

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2009 to May 31, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	12/1/2009	5/31/2010	During Period*

Actual
Class A	$1,000.00	$1,035.90	$4.21
Class B	$1,000.00	$1,032.10	$8.00
Class C	$1,000.00	$1,032.10	$8.00
Class I	$1,000.00	$1,037.20	$2.95
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,020.79	$4.18
Class B	$1,000.00	$1,017.05	$7.95
Class C	$1,000.00	$1,017.05	$7.95
Class I	$1,000.00	$1,022.04	$2.92

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.83% for Class A, 1.58% for Class B, 1.58% for Class C and 0.58% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS A	2010	2009	2008	2007	2006

Net asset value, beginning of period	$7.01	$7.29	$7.46	$7.40	$7.56

Income from investment operations
Net investment income	0.32	0.32	0.31	0.29 [1]	0.29
Net realized and unrealized gains or losses on investments	0.33	(0.28)	(0.18)	0.06	(0.16)

Total from investment operations	0.65	0.04	0.13	0.35	0.13

Distributions to shareholders from
Net investment income	(0.32)	(0.32)	(0.30)	(0.29)	(0.29)

Net asset value, end of period	$7.34	$7.01	$7.29	$7.46	$7.40

Total return[2]	9.48%	0.75%	1.85%	4.83%	1.72%

Ratios and supplemental data
Net assets, end of period (thousands)	$834,910	$846,045	$971,046	$832,186	$639,031
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.82%	0.82%	0.83%	0.95%	0.87%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.82%	0.82%	0.87%	1.00%	0.92%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.79%	0.76%	0.76%	0.81%	0.80%
Interest and fee expense[3]	0.03%	0.06%	0.07%	0.14%	0.07%
Net investment income	4.46%	4.65%	4.13%	3.90%	3.88%
Portfolio turnover rate	49%	58%	70%	123%	125%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS B	2010	2009	2008	2007	2006

Net asset value, beginning of period	$7.01	$7.29	$7.46	$7.40	$7.56

Income from investment operations
Net investment income	0.27 [1]	0.27 [1]	0.25 [1]	0.24 [1]	0.23 [1]
Net realized and unrealized gains or losses on investments	0.33	(0.28)	(0.17)	0.06	(0.15)

Total from investment operations	0.60	(0.01)	0.08	0.30	0.08

Distributions to shareholders from
Net investment income	(0.27)	(0.27)	(0.25)	(0.24)	(0.24)

Net asset value, end of period	$7.34	$7.01	$7.29	$7.46	$7.40

Total return[2]	8.66%	0.00%	1.08%	4.06%	1.01%

Ratios and supplemental data
Net assets, end of period (thousands)	$31,322	$44,225	$70,461	$24,971	$14,260
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.56%	1.57%	1.58%	1.70%	1.62%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.56%	1.57%	1.58%	1.70%	1.62%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.53%	1.51%	1.51%	1.56%	1.55%
Interest and fee expense[3]	0.03%	0.06%	0.07%	0.14%	0.07%
Net investment income	3.73%	3.89%	3.39%	3.15%	3.13%
Portfolio turnover rate	49%	58%	70%	123%	125%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS C	2010	2009	2008	2007	2006

Net asset value, beginning of period	$7.01	$7.29	$7.46	$7.40	$7.56

Income from investment operations
Net investment income	0.27	0.27	0.25	0.24	0.23
Net realized and unrealized gains or losses on investments	0.33	(0.28)	(0.17)	0.06	(0.15)

Total from investment operations	0.60	(0.01)	0.08	0.30	0.08

Distributions to shareholders from
Net investment income	(0.27)	(0.27)	(0.25)	(0.24)	(0.24)

Net asset value, end of period	$7.34	$7.01	$7.29	$7.46	$7.40

Total return[1]	8.66%	0.00%	1.08%	4.06%	1.01%

Ratios and supplemental data
Net assets, end of period (thousands)	$69,724	$71,274	$77,281	$45,920	$35,498
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.57%	1.57%	1.58%	1.70%	1.62%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.57%	1.57%	1.58%	1.70%	1.62%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.54%	1.51%	1.51%	1.56%	1.55%
Interest and fee expense[2]	0.03%	0.06%	0.07%	0.14%	0.07%
Net investment income	3.71%	3.91%	3.38%	3.15%	3.13%
Portfolio turnover rate	49%	58%	70%	123%	125%

1	Excluding applicable sales charges
2	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS I	2010	2009	2008	2007	2006

Net asset value, beginning of period	$7.01	$7.29	$7.46	$7.40	$7.56

Income from investment operations
Net investment income	0.34	0.34	0.32	0.31	0.31
Net realized and unrealized gains or losses on investments	0.33	(0.28)	(0.17)	0.06	(0.16)

Total from investment operations	0.67	0.06	0.15	0.37	0.15

Distributions to shareholders from
Net investment income	(0.34)	(0.34)	(0.32)	(0.31)	(0.31)

Net asset value, end of period	$7.34	$7.01	$7.29	$7.46	$7.40

Total return	9.75%	1.01%	2.10%	5.10%	2.03%

Ratios and supplemental data
Net assets, end of period (thousands)	$385,763	$439,848	$896,226	$393,262	$194,430
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.57%	0.57%	0.57%	0.70%	0.62%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.57%	0.57%	0.57%	0.70%	0.62%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.54%	0.51%	0.50%	0.56%	0.55%
Interest and fee expense[1]	0.03%	0.06%	0.07%	0.14%	0.07%
Net investment income	4.71%	4.86%	4.39%	4.15%	4.14%
Portfolio turnover rate	49%	58%	70%	123%	125%

1	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS

May 31, 2010

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 1.7%
FHLMC, 5.50%, 07/15/2016 (cost $21,825,600)	$20,000,000	$21,929,200

MUNICIPAL OBLIGATIONS 99.9%
AIRPORT 3.4%
Allegheny Cnty., PA Arpt. Auth. RRB:
Pittsburgh Intl. Arpt. Proj., 6.00%, 01/01/2015, (Insd. by FGIC)	4,495,000	4,547,816
Ser. A, 5.00%, 01/01/2015, (Insd. by FSA)	5,000,000	5,381,350
Chicago, IL O’Hare Intl. Arpt. RB, Ser. F, 5.00%, 01/01/2040	3,000,000	2,963,310
Dallas-Fort Worth, TX Intl. Arpt. RB:
Ser. A, 5.50%, 11/01/2020, (Insd. by MBIA)	11,300,000	11,895,510
Ser. B, 6.25%, 11/01/2028	5,000,000	5,018,000
Horry Cnty., SC Arpt. RB, Ser. A, 5.60%, 07/01/2017	85,000	85,129
Lee Cnty., FL Arpt. RB, Ser. A, 5.875%, 10/01/2019, (Insd. by FSA)	2,000,000	2,033,160
Metropolitan Washington, DC Arpt. Auth. Sys. RB, Ser. A, 5.75%, 10/01/2018	6,680,000	7,086,679
Metropolitan Washington, DC Arpt. Auth. Sys. RRB, Ser. A, 5.25%, 10/01/2020, (Insd. by MBIA)	1,750,000	1,840,598
San Francisco, CA City & Cnty. Intl. Arpt. RRB, Ser. 34E, 5.75%, 05/01/2024	4,440,000	4,751,377

		45,602,929

COMMUNITY DEVELOPMENT DISTRICT 1.4%
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 03/01/2026	5,900,000	5,632,199
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA:
6.25%, 07/01/2010	294,000	294,664
6.625%, 07/01/2025	6,280,000	6,280,628
Henderson, NV Local Impt. Dist. RB:
5.05%, 09/01/2017 +	2,465,000	1,115,881
5.10%, 09/01/2018 +	2,500,000	1,130,425
5.125%, 09/01/2019 +	2,975,000	1,344,046
5.15%, 09/01/2020 +	2,105,000	950,344
5.25%, 09/01/2026 +	3,500,000	1,576,365

		18,324,552

CONTINUING CARE RETIREMENT COMMUNITY 1.6%
Connecticut Dev. Auth. RB, Elim Park Baptist Home Proj., 5.75%, 12/01/2023	750,000	749,160
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates, Ser. C, 7.25%, 11/15/2029	1,000,000	1,018,500
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
King Farm Presbyterian Cmnty. Proj., Ser. B, 5.00%, 01/01/2017	4,990,000	4,692,845
Washington Cnty. Hosp., 6.00%, 01/01/2043	5,000,000	5,054,300
St. John’s Cnty., FL IDA Hlth. Care RRB, Glenmoor Proj., Ser. B, 4.75%, 01/01/2041	1,000,000	1,023,840
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB, Air Force Vlg. Obl. Group, 5.00%, 05/15/2017	1,400,000	1,393,476
Vermont EDA RB, Wake Robin Corp. Proj., Ser. A, 6.30%, 03/01/2033, (Insd. by ACA)	3,500,000	3,384,745
Washington Hsg. Fin. Commission RB, Skyline at First Hill Proj., Ser. A, 5.625%, 01/01/2027	5,000,000	3,792,200

		21,109,066

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

May 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION 10.0%
Alabama Pub. Sch. & College Capital Impt. RB, 5.00%, 12/01/2024	$3,000,000	$3,239,760
Annapolis, MD EDRRB, St. John’s College Facs., 5.50%, 10/01/2018	300,000	301,101
Athens, GA Hsg. Auth. Student Hsg. Lease RB, Univ. of Georgia East Campus, 5.25%, 12/01/2020, (Insd. by AMBAC)	1,315,000	1,446,316
Atlanta, GA Dev. Auth. RB, TUFF Advanced Tech. Dev. Ctr. Proj., Ser. A, 5.625%, 07/01/2018	2,640,000	2,743,171
Berkeley Cnty., SC Sch. Dist. Installment Lease RRB, Securing Assets for Ed., 5.25%, 12/01/2024	1,760,000	1,812,747
California Edl. Facs. Auth. RB, Univ. of Southern California, Ser. B, 5.25%, 10/01/2039	5,000,000	5,373,250
Charleston, SC Edl. Excellence Fin. Corp. RB, Charleston Cnty. Sch. Dist. Proj.:
5.00%, 12/01/2023	9,105,000	9,714,580
5.25%, 12/01/2025 ‡	10,000,000	10,633,000
9.80%, 12/01/2025	2,500,000	2,816,200
Cherokee Cnty., SC Scago Edl. Facs. Corp. RRB, Cherokee Sch. Dist. No. 1, Ser. B, 5.00%, 12/01/2026, (Insd. by FSA)	2,295,000	2,374,338
Connecticut Hlth. & Edl. Facs. Auth. RB, Univ. of Hartford, Ser. G, 5.25%, 07/01/2026	1,000,000	1,010,850
Kershaw Cnty., SC Pub. Sch. Dist. RB, Kershaw Cnty. Sch. Dist. Installment Purchase Proj.:
5.00%, 12/01/2024, (Insd. by CIFG IXIS Finl. Guaranty)	7,415,000	7,517,698
5.00%, 12/01/2026, (Insd. by CIFG IXIS Finl. Guaranty)	3,420,000	3,431,286
Lancaster, SC Edl. Assistance Program RRB, Sch. Dist. Lancaster Cnty. Proj., 5.00%, 12/01/2026	4,000,000	4,043,360
Latrobe, PA IDA College RB, St. Vincent College Proj., 5.35%, 05/01/2015	1,165,000	1,195,022
Lexington Cnty., SC One Sch. Facs. Corp. Installment Purchase RB, Lexington Cnty. Sch. Dist. No. 1:
5.25%, 12/01/2024	2,110,000	2,219,003
5.25%, 12/01/2026	2,340,000	2,443,334
Maine Edl. Loan Auth. Student Loan RB, Ser. A-3, Class A, 5.875%, 12/01/2039, (Insd. by Assured Guaranty, Ltd.)	6,200,000	6,589,608
Massachusetts Edl. Fin. Auth. RB, Ser. I, 6.00%, 01/01/2028	4,000,000	4,289,000
Massachusetts Hlth. & Edl. Facs. Auth. RB, Suffolk Univ., Ser. A, 6.25%, 07/01/2030	5,000,000	5,410,100
Miami-Dade Cnty., FL Edl. Facs. RB, Univ. of Miami, Ser. A, 5.75%, 04/01/2028	1,200,000	1,269,276
Michigan Pub. Edl. Facs. Auth. RB:
Bradford Academy Proj., 8.75%, 09/01/2039	1,250,000	1,396,000
Madison Academy Proj.:
8.375%, 12/01/2030	2,085,000	2,124,281
8.625%, 12/01/2039	2,670,000	2,716,004
New Jersey EDA RB, Sch. Construction Proj., Ser. O, 5.25%, 03/01/2022	5,000,000	5,448,950
New York Dorm. Auth. RB:
Non-state Supported Debt, Ser. A, 5.50%, 05/01/2037	2,500,000	2,570,875
Personal Income Tax, Ser. B, 5.75%, 03/15/2036	10,000,000	11,365,900
Pima Cnty., AZ IDA RB, Legacy Traditional Sch. Proj., 8.50%, 07/01/2039	1,500,000	1,594,380
Richmond, VA IDA Student Hsg. RB, Univ. Real Estate Foundation, 5.45%, 01/01/2021	1,000,000	1,026,060

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

May 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
San Leanna, TX Ed. Facs. Corp. RRB, St. Edwards Univ. Proj.:
5.125%, 06/01/2022	$1,735,000	$1,750,546
5.125%, 06/01/2023	1,000,000	1,001,570
5.125%, 06/01/2024	750,000	742,980
Tulsa, OK Indl. Auth. Student Hsg. RB, Univ. of Tulsa, 5.25%, 10/01/2021	4,055,000	4,287,351
University of Illinois Auxiliary Facs. Sys. RB, Ser. A, 5.75%, 04/01/2038	5,000,000	5,501,250
University of New Mexico RB, Hosp. Mtge.:
5.00%, 07/01/2021, (Insd. by FHA & FSA)	3,835,000	4,024,066
5.00%, 07/01/2024, (Insd. by FHA & FSA)	1,000,000	1,040,040
University of South Carolina Athletic Facs. RB, 5.50%, 05/01/2018, (Insd. by AMBAC)	1,300,000	1,395,381
Virginia College Bldg. Auth. Edl. Facs. RRB, Hampton Univ. Proj., 5.00%, 04/01/2018	1,300,000	1,301,729
Yonkers, NY IDA Civic Facs. RB, Sarah Lawrence College Proj., Ser. A:
5.75%, 06/01/2024	1,180,000	1,276,441
6.00%, 06/01/2029	1,000,000	1,074,820

		131,511,624

ELECTRIC REVENUE 2.4%
Georgia Muni. Elec. Auth. Power RRB:
Ser. B, 6.25%, 01/01/2017, (Insd. by MBIA)	1,000,000	1,191,720
Ser. EE, 7.25%, 01/01/2024, (Insd. by AMBAC)	400,000	518,068
Indiana Fin. Auth. Env. RB, Duke Energy, Ser. B, 6.00%, 08/01/2039	2,000,000	2,190,260
Long Island, NY Power Auth. Elec. Sys. RRB, Ser. A, 5.50%, 05/01/2033, (LOC: BHAC)	4,000,000	4,411,760
North Carolina Eastern Muni. Power Agcy. RB:
Ser. A, 5.50%, 01/01/2026	1,250,000	1,350,225
Ser. C, 6.75%, 01/01/2024	1,000,000	1,182,280
Puerto Rico Elec. Power Auth. RB, Ser. UU, FRN, 0.72%, 07/01/2029	14,000,000	10,185,000
San Antonio, TX Elec. & Gas RRB, Ser. A, 5.25%, 02/01/2028	5,000,000	5,542,950
Sikeston, MO Elec. RRB, 6.00%, 06/01/2015, (Insd. by MBIA)	500,000	535,260
Western Generation Agcy. of Oregon RRB, Wauna Cogeneration Proj., Ser. B:
5.00%, 01/01/2012	760,000	764,203
5.00%, 01/01/2013	2,855,000	2,858,026
5.00%, 01/01/2014	1,100,000	1,089,638

		31,819,390

GENERAL OBLIGATION – LOCAL 4.6%
Adams & Highland Cnty., OH Valley Local Sch. Dist. GO, 7.00%, 12/01/2015, (Insd. by MBIA)	2,000,000	2,281,120
Cartersville, GA GO, 6.70%, 01/01/2012	55,000	58,242
Chemeketa, OR Cmnty. College Dist. GO, 5.50%, 06/15/2024	1,010,000	1,157,521
Dallas, TX Independent Sch. Dist. Sch. Bldg. GO, 6.375%, 02/15/2034	10,000,000	12,006,600
Detroit, MI GO, Dist. Aid:
5.00%, 11/01/2030	2,150,000	2,162,062
5.25%, 11/01/2035	9,000,000	9,049,860

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

May 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
El Paso Cnty., CO Sch. Dist. No. 011 GO, 6.50%, 12/01/2012	$2,310,000	$2,624,437
Elk Grove, CA Unified Sch. Dist. Spl. Tax Refunding GO, Cmnty. Facs. Dist. Proj., 6.50%, 12/01/2024, (Insd. by AMBAC)	500,000	541,960
Forsyth Cnty., GA Sch. Dist. GO, 6.75%, 07/01/2016	2,000,000	2,349,380
Henry Cnty., GA Sch. Dist. GO, Ser. A, 6.45%, 08/01/2011	475,000	490,566
Horry Cnty., SC Sch. Dist. GO, Ser. A, 5.00%, 03/01/2023, (Insd. by FSA & South Carolina Sch. Dist. Enhancement)	8,555,000	9,399,806
Kane & De Kalb Cnty., IL Cmnty. Unit Sch. Dist. No. 302 GO, Sch. Bldg.:
5.50%, 02/01/2025, (Insd. by FSA)	1,265,000	1,409,830
5.50%, 02/01/2026, (Insd. by FSA)	3,610,000	3,995,440
Kings, OH Local Sch. Dist. GO, 7.50%, 12/01/2016, (Insd. by FGIC)	1,000,000	1,188,150
Lakewood Township, NJ Sch. Dist. GO, 6.25%, 02/15/2012, (Insd. by AMBAC)	400,000	434,336
Larimer Cnty., CO Sch. Dist. No. 1 GO, 7.00%, 12/15/2016, (Insd. by MBIA)	2,250,000	2,709,945
Niagara Falls, NY GO, Pub. Impt. Proj.:
7.50%, 03/01/2014, (Insd. by MBIA)	915,000	1,081,191
7.50%, 03/01/2016, (Insd. by MBIA)	750,000	923,935
Oakland, CA Univ. Sch. Dist. GO, Alameda Cnty. Election of 2006, Ser. A, 6.125%, 08/01/2029	5,000,000	5,311,150
Philadelphia, PA Sch. Dist. Refunding GO, Ser. 2010C, 5.00%, 09/01/2018	1,860,000	2,043,526

		61,219,057

GENERAL OBLIGATION – STATE 0.9%
California GO:
5.30%, 03/01/2029	1,230,000	1,273,112
5.50%, 03/01/2040	5,000,000	5,124,750
Connecticut GO, Ser. A, 5.00%, 02/15/2027	1,820,000	2,009,025
Hawaii Dept. of Budget and Fin. Spl. Purpose GO, Hawaiian Elec. Co. Proj.,
6.50%, 07/01/2039	3,000,000	3,268,170

		11,675,057

HOSPITAL 15.8%
Alachua Cnty., FL Hlth. Facs. Auth. RB, Shands Teaching Hosp., Ser. A, 6.25%, 12/01/2016, (Insd. by MBIA)	4,000,000	4,461,520
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr., Ser. A:
5.00%, 05/15/2018	5,000,000	5,426,800
5.625%, 08/15/2039	5,000,000	5,127,800
Arizona Hlth. Facs. Auth. RB, Banner Hlth., Ser. B, FRN, 1.01%, 01/01/2037	18,000,000	11,992,500
Brunswick & Glynn Cnty., GA Mem. Hosp. Auth. RB, 2005 Anticipation Cert., Southeast Georgia Hlth. Sys., Inc. Proj., 6.00%, 08/01/2016, (Insd. by MBIA)	510,000	510,821
California CDA RB, Kaiser Permanente, Ser. B, FRN, 0.98%, 04/01/2036	8,000,000	5,590,000
California Hlth. Facs. Fin. Auth. RB, Providence Htlh. Svcs., Ser. C, 6.50%, 10/01/2036 ‡	10,050,000	11,359,716
Camden Cnty., NJ Impt. Auth. Hlth. Care Redev. RB, Cooper Hlth. Sys. Obl.:
Group A, 5.25%, 02/15/2020	5,000,000	5,030,650
Ser. A, 5.75%, 02/15/2034	6,000,000	6,001,620

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

May 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Chatham Cnty., GA Hosp. Auth. RB:
Mem. Hlth. Med. Ctr., Ser. A, 6.125%, 01/01/2024	$1,000,000	$1,002,160
Mem. Hlth. Univ., Ser. A, 5.50%, 01/01/2034	2,000,000	1,784,480
Colorado Hlth. Facs. Auth. RB:
Catholic Hlth. Intitiatives, Ser. D, 6.25%, 10/01/2033	4,000,000	4,429,280
Hosp. Valley View Assn. Proj., 5.25%, 05/15/2042	10,730,000	10,128,262
Denver, CO Hlth. & Hosp. Auth. Hlth. Care RRB, Ser. A:
5.00%, 12/01/2017	3,655,000	3,697,471
5.00%, 12/01/2020	3,730,000	3,652,453
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth., Ser. C, 5.75%, 11/15/2032	5,000,000	5,178,300
Harris Cnty., TX Hlth. Facs. Dev. Corp. Hosp. RRB, Mem. Hermann Hlth. Care Sys., Ser. B, 7.25%, 12/01/2035	10,000,000	11,299,700
Idaho Hlth. Facs. Auth. RRB, Trinity Hlth. Credit Group, Ser. B, 6.25%, 12/01/2033	3,000,000	3,296,520
Illinois Fin. Auth. RB:
Advocate Healthcare Network, Ser. D, 6.50%, 11/01/2038	5,000,000	5,561,150
Northwestern Mem. Hosp. Proj., Ser. A, 6.00%, 08/15/2039	5,000,000	5,457,700
Illinois Hlth. Facs. Auth. RB, Edward Hosp. Obligated Group A, Ser. 2001-A:
5.50%, 02/15/2014, (LOC: FSA)	2,830,000	2,912,381
5.50%, 02/15/2015, (LOC: FSA)	1,730,000	1,775,932
Indiana Hlth. & Edl. Facs. Fin. Auth. Hosp. RRB, Clarian Hlth. Obl. Group B, 5.00%, 02/15/2022	3,350,000	3,396,263
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Anne Arundel Htlh. Sys., Ser. A, 6.75%, 07/01/2039	2,500,000	2,830,025
Catholic Hlth. Initiatives, 6.00%, 12/01/2013	1,200,000	1,216,212
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A, 5.25%, 08/15/2025, (Insd. by FHA & MBIA)	2,325,000	2,412,769
Montgomery Cnty., OH Hosp. RRB, Kettering Med. Ctr., 6.25%, 04/01/2020, (Insd. by MBIA)	2,500,000	2,889,750
New Jersey Hlth. Care Facs. Fin. Auth. RRB:
Burdette Tomlin Mem. Hosp., 5.60%, 07/01/2019	2,825,000	2,828,362
Meridian Hlth. Sys. Obl. Group, 5.625%, 07/01/2011, (Insd. by FSA)	6,235,000	6,258,319
St. Joseph’s Hlth. Care Sys., 6.625%, 07/01/2038	5,000,000	5,142,850
Orange Cnty., FL Hlth. Facs. Auth. RRB, Orlando Regl. Hlth. Care Sys., Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	2,310,000	2,618,477
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Med. Ctr. Hlth. Sys., Ser. A, 6.00%, 01/15/2022	4,900,000	5,122,901
Roanoke, VA IDA Hosp. RB, Carilion Hlth. Sys., Ser. A, 5.50%, 07/01/2018	3,670,000	3,820,433
South Carolina Jobs EDA Hosp. Facs. RB, Georgetown Mem. Hosp., 6.00%, 11/01/2014	1,600,000	1,619,696
South Carolina Jobs EDA Hosp. RRB, Palmetto Hlth., 5.75%, 08/01/2039	4,000,000	3,988,400
South Dakota Hlth. & Edl. Facs. Auth. RB, Sanford Hlth., 5.50%, 11/01/2040	1,000,000	1,036,410
St. Petersburg, FL Hlth. Facs. Auth. RRB, All Children’s Proj., Ser. A, 6.50%, 11/15/2039	5,500,000	6,085,310

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

May 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RRB, Texas Hlth. Resources, Ser. A, 5.00%, 02/15/2023	$9,900,000	$10,288,080
University Med. Ctr. Corp. Arizona Hosp. RB, 6.50%, 07/01/2039	2,000,000	2,138,520
Washington Cnty., PA Hosp. Auth. RRB, Monongahela Valley Hosp. Proj., 6.25%, 06/01/2022	750,000	775,800
Washington Hlth. Care Facs. Auth. RB, Catholic Hlth. Initiatives, Ser. D, 6.375%, 10/01/2036 ‡	16,000,000	17,644,800
Winchester, VA IDA Hosp. RRB, Winchester Med. Ctr., Inc., 5.50%, 01/01/2015, (Insd. by AMBAC)	5,500,000	5,978,720
Wisconsin Hlth. & Edl. Facs. Auth. RB:
Aurora Hlth. Care, Inc., ser. A, 5.625%, 04/15/2039	2,200,000	2,220,592
Fort Hlth. Care, Inc. Proj., 6.10%, 05/01/2034	2,715,000	2,717,661

		208,707,566

HOUSING 6.5%
Arlington Cnty., VA IDA MHRB, Patrick Henry Apts. Proj., 6.05%, 11/01/2032, (Insd. by FNMA)	1,765,000	1,781,644
Aurora, CO Hsg. Auth. MHRB, 6th Ave. Proj., Ser. A, 5.70%, 12/01/2018, (LOC: U.S. Bancorp)	3,800,000	3,826,448
California HFA MHRB, Ser. B, 6.05%, 08/01/2016, (Insd. by AMBAC & FHA)	660,000	660,871
Colorado HFA SFHRB, Ser. D-2, 6.90%, 04/01/2029	280,000	300,124
Connecticut HFA RB, Spl. Needs Hsg.:
Ser. 2, 5.25%, 06/15/2022	2,000,000	2,022,140
Ser. 7, 5.00%, 06/15/2019	1,390,000	1,562,944
District of Columbia HFA SFHRRB, Ser. B, 5.85%, 12/01/2018, (Insd. by FNMA & GNMA)	700,000	726,957
Fairfax Cnty., VA Redev. & Hsg. Auth. RRB, Hsg. for the Elderly, Ser. A, 6.00%, 09/01/2016, (Insd. by FHA)	500,000	501,025
Georgia HFA SFHRB:
Sub. Ser. A-2, 5.45%, 12/01/2022	5,450,000	5,510,222
Sub. Ser. B-2, 5.35%, 12/01/2022	2,085,000	2,107,518
Harrisonburg, VA Redev. & Hsg. Auth. MHRB, Greens of Salem Run Proj., 6.20%, 04/01/2017, (Insd. by FSA & LOC: PNC Finl. Svcs. Group, Inc.)	500,000	500,650
Idaho Hsg. & Fin. Assn. SFHRB:
Sr. Ser. D, 6.30%, 07/01/2025	495,000	495,683
Sub. Ser. B-2, 6.00%, 07/01/2014	385,000	391,895
Kentucky Hsg. Corp. RRB, AMT, Ser. H, 4.80%, 07/01/2022	2,000,000	2,016,780
Maryland CDA Dept. of Hsg. & Cmnty. Dev. RB:
Ser. A:
4.55%, 09/01/2022	5,000,000	5,098,450
5.50%, 07/01/2022	1,000,000	1,018,310
5.875%, 07/01/2021	500,000	500,515
Ser. B, 5.50%, 09/01/2031	650,000	681,077
Ser. P, 4.45%, 09/01/2021	1,500,000	1,499,910
Massachusetts Hsg. Fin. Agcy. MHRB, Ser. F, 5.125%, 12/01/2034	100,000	100,233
Mississippi Home Corp. SFHRB, Ser. B, 6.20%, 06/01/2030, (Insd. by FNMA & GNMA)	400,000	407,788

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

May 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Missouri Hsg. Dev. Commission Mtge. SFHRB, Ser. B:
6.25%, 09/01/2015, (Insd. by FNMA & GNMA)	$35,000	$35,050
6.45%, 09/01/2027, (Insd. by FNMA & GNMA)	170,000	170,207
Montgomery Cnty., MD Hsg. Opportunities MHRB, Cmnty. Hsg., Ser. A, 5.35%, 07/01/2021	500,000	504,295
New Hampshire HFA MHRB, Ser. I, 5.50%, 07/01/2017, (Liq.: Merrill Lynch & Co., Inc.)	5,940,000	6,032,783
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB, Ser. A, 5.40%, 11/01/2017, (Insd. by AMBAC)	1,275,000	1,276,033
New Jersey Hsg. & Mtge. Fin. Agcy. MHRRB:
Ser. B, 6.05%, 11/01/2017, (Insd. by FSA)	815,000	816,483
Ser. E-1:
5.35%, 11/01/2013, (Insd. by FSA)	2,710,000	2,722,710
5.45%, 11/01/2014, (Insd. by FSA)	900,000	903,744
5.70%, 05/01/2020, (Insd. by FSA)	200,000	200,490
Ser. E-2, 5.70%, 11/01/2020, (Insd. by FSA)	340,000	340,833
Ser. F, 5.05%, 11/01/2013, (Insd. by FSA)	1,550,000	1,617,332
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRRB, Ser. T, 4.55%, 10/01/2022	5,000,000	5,009,050
New York Hsg. Fin. Agcy. MHRRB, Ser. B, 6.35%, 08/15/2023, (Insd. by AMBAC & HFA)	65,000	65,068
North Carolina Hsg. Fin. Agcy. Homeownership SFHRB, Ser. 28-A, 4.65%, 07/01/2023	3,500,000	3,510,885
Richmond Cnty., GA Dev. Auth. Student Hsg. Facs. RB, Augusta State Univ., Jaguar Student Hsg., LLC Proj., Ser. A, 5.375%, 02/01/2025	3,870,000	3,895,929
Sacramento, CA Hsg. Auth. MHRB, Northpointe Proj., 5.00%, 06/01/2037	10,000,000	9,890,100
South Carolina Hsg. Fin. & Dev. Auth. Mtge. RB, Ser. A-2:
5.30%, 07/01/2023	3,500,000	3,653,125
6.35%, 07/01/2019, (Insd. by FSA)	550,000	558,118
South Carolina Hsg. Fin. & Dev. Auth. Mtge. RRB, Ser. B-1, 5.75%, 07/01/2015, (Insd. by FSA)	290,000	291,398
Suffolk, VA Redev. & Hsg. Auth. MHRB, Hope Vlg. Apts. Proj., 5.10%, 02/01/2014, (Insd. by FNMA)	605,000	623,446
Utah Hsg. Fin. Agcy. SFHRB:
Ser. C-2, 5.75%, 07/01/2021, (Insd. by FHA)	35,000	35,538
Ser. E-1, 5.375%, 07/01/2018, (Insd. by FHA)	35,000	35,256
Virginia HDA Cmnwlth. Mtge. RB, Ser. A1:
4.80%, 10/01/2018	3,000,000	3,079,110
4.85%, 04/01/2019	3,100,000	3,172,695
4.85%, 10/01/2019	3,100,000	3,168,913
Virginia HDA RB, Rental Hsg., Ser. D, 4.50%, 07/01/2023	2,225,000	2,230,362

		85,550,137

INDUSTRIAL DEVELOPMENT REVENUE 5.6%
Alaska Indl. Dev. & Export Auth. RB, Lake Dorothy Hydro-Electric Proj., 5.25%, 12/01/2021, (Insd. by AMBAC)	3,000,000	2,974,440
Brazos River, TX Harbor Navigation Dist. RRB, Dow Chemical Proj., Ser. A-4, 5.95%, 05/15/2033	12,500,000	12,390,000

See Notes to Financial Statements

20

SCHEDULE OF INVESTMENTS continued

May 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Cartersville, GA Dev. Auth. RB, Water & Wastewater Facs., 7.40%, 11/01/2010	$1,120,000	$1,145,413
Chelan Cnty., WA Dev. Corp. PCRRB, Alcoa, Inc. Proj., 5.85%, 12/01/2031	7,500,000	7,501,500
Eastern Connecticut Resource Recovery Auth. Solid Waste RB, Wheelabrator Lisbon, Inc. Proj., Ser. A:
5.50%, 01/01/2014	5,320,000	5,328,299
5.50%, 01/01/2015	5,000,000	5,006,750
Gulf Coast, TX Waste Disposal Auth. Env. Impt. RRB, Intl. Paper, Ser. A, 6.10%, 08/01/2024	3,575,000	3,583,115
Henrico Cnty., VA IDA Solid Waste RB, Browning Ferris Indl. South Atlantic, Inc., Ser. A, 5.875%, 03/01/2017	1,750,000	1,751,295
Mission, TX Econ. Dev. Corp. Solid Waste Disposal RB, Allied Waste, Inc. Proj., Ser. A, 5.20%, 04/01/2018	1,000,000	1,003,160
Missouri Env. Impt. & Energy Resource Auth. PCRB, Revolving Fund, Ser. B, 7.20%, 07/01/2016	240,000	252,048
Monroe Cnty., MI Econ. Dev. Corp. RRB, Detroit Edison Co., Ser. AA, 6.95%, 09/01/2022, (Insd. by FGIC)	10,000,000	11,699,800
New Hampshire Business Fin. Auth. PCRRB, Central Maine Power Co., 5.375%, 05/01/2014	1,300,000	1,417,520
Ohio Air Quality Dev. Auth. RRB, Columbus Southern Power Co., Ser. B, 5.80%, 12/01/2038	10,000,000	10,533,000
Seneca Cnty., NY IDA Solid Waste Disposal RB, Seneca Meadows, Inc. Proj., 6.625%, 10/01/2035	4,500,000	4,519,215
St. John Baptist Parish, LA RB, Marathon Oil Corp., Ser. A, 5.125%, 06/01/2037	5,000,000	4,749,950

		73,855,505

LEASE 1.5%
Collier Cnty., FL Sch. Board Refunding COP, 5.25%, 02/15/2021, (Insd. by FSA)	1,000,000	1,105,060
Georgia Muni. Assn. COP, City Ct. Atlanta Proj.:
5.50%, 12/01/2016, (Insd. by AMBAC)	2,175,000	2,273,658
5.50%, 12/01/2017, (Insd. by AMBAC)	2,220,000	2,310,798
5.50%, 12/01/2018, (Insd. by AMBAC)	2,500,000	2,593,225
Houston, TX Water Conveyance Sys. COP, Ser. H, 7.50%, 12/15/2014, (Insd. by AMBAC)	1,000,000	1,183,440
Howard Cnty., MD COP, Agricultural Land Preservation No. 90-23, Ser. A, 8.00%, 08/15/2020	305,000	406,562
Lawrence Township, IN Metro. Sch. Dist. RB, 6.875%, 07/05/2011, (Insd. by MBIA)	615,000	635,363
Mercer Cnty., NJ Impt. Auth. RRB, Spl. Svcs. Sch. Dist., Ser. A, 5.95%, 12/15/2012	385,000	432,374
Montgomery Cnty., VA IDA Lease RB, 5.50%, 01/15/2020, (Insd. by AMBAC)	1,120,000	1,195,376
New Jersey EDA RRB, Dept. of Human Svcs., Ser. A, 5.70%, 07/01/2012	1,070,000	1,095,306
Santa Ana, CA Fin. Auth. Lease RB, Police Admin. & Holding Facs. Proj., Ser. A, 6.25%, 07/01/2015, (Insd. by MBIA)	300,000	339,924
St Louis, MO Muni. Fin. Corp. Leasehold RB, Convention Ctr. Proj., Ser. A:
0.00%, 07/15/2031 ¤	5,000,000	1,427,800
0.00%, 07/15/2033 ¤	6,250,000	1,570,937

See Notes to Financial Statements

21

SCHEDULE OF INVESTMENTS continued

May 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE continued
St Louis, MO Muni. Fin. Corp. Leasehold RB, Convention Ctr. Proj., Ser. A:
0.00%, 07/15/2035 ¤	$5,790,000	$1,279,011
0.00%, 07/15/2036 ¤	3,500,000	726,215
Virginia Biotechnology Research Park IDA RB, Biotech Five Proj., Ser. A, 5.25%, 10/01/2014	1,355,000	1,364,661

		19,939,710

MISCELLANEOUS REVENUE 8.1%
Hollywood, FL Cmnty. Redev. Agcy. RB, 5.125%, 03/01/2014	2,750,000	2,867,535
Kentucky Asset / Liability Commission Gen. Fund RB:
Ser. A, FRN, 0.76%, 11/01/2027	15,000,000	12,693,750
Ser. B, FRN, 0.78%, 11/01/2025	1,000,000	798,750
Lower Colorado River Texas Auth. RRB:
Ser. A, 6.50%, 05/15/2037	5,000,000	5,438,000
Ser. A, 7.25%, 05/15/2037	4,000,000	4,478,720
Maryland Energy Fin. Admin. RB, Recycling Office Paper Sys. Proj., Ser. A, 7.50%, 09/01/2015	790,000	817,295
Michigan Muni. Bond Auth. RB, State Aid Notes, Ser. D, 9.50%, 08/20/2010	10,000,000	9,989,300
New Jersey COP, Equipment Lease Purchase, Ser. A, 5.25%, 06/15/2027	7,000,000	7,386,470
New York Urban Dev. Corp. RB:
5.875%, 01/15/2013	4,750,000	4,763,727
Personal Income Tax, 5.00%, 12/15/2022	3,000,000	3,420,240
New York Urban Dev. Corp. RRB, Sub Lien, 5.50%, 07/01/2016	9,270,000	9,304,114
New York, NY Transitional Fin. Auth. Bldg. Aid RB, Fiscal Year 2009, Ser. S-4, 5.75%, 01/15/2039	2,500,000	2,824,325
Palm Beach Cnty., FL Criminal Justice Facs. RB, 7.20%, 06/01/2015, (Insd. by FGIC)	3,000,000	3,700,920
Palm Beach Cnty., FL Pub. Impt. RB, Ser. 2, 5.375%, 11/01/2028	2,000,000	2,194,980
Port Auth. of New York & New Jersey Spl. Obl. RB, JFK Intl. Arpt. Terminal 6, 5.75%, 12/01/2025, (Insd. by MBIA)	4,000,000	3,996,840
Prairie Ctr. Metro. Dist. No. 3 of Colorado GO, Property Tax Supported Primary Impt., Ser. A, 5.40%, 12/15/2031	3,750,000	2,961,600
Seminole Tribe, Florida Spl. Obl. RB, Ser. A, 5.75%, 10/01/2022	5,000,000	4,866,200
Texas Muni Gas Acquisition & Supply Corp. RB, Ser. A, FRN, 0.87%, 09/15/2017	5,000,000	4,618,750
Virgin Islands Pub. Fin. Auth. RB, Ser. A, 6.75%, 10/01/2037	5,000,000	5,567,300
Virgin Islands Pub. Fin. Auth. RRB, Ser. C, 5.00%, 10/01/2018	8,860,000	9,304,329
West Baton Rouge Parish, LA Indl. Dist. RRB, Dow Chemical, 5.00%, 10/01/2021	5,000,000	4,999,300
West Windsor Township, NJ Parking Auth. RB, 6.10%, 12/01/2012	50,000	50,238

		107,042,683

PORT AUTHORITY 0.8%
Jacksonville, FL Port Auth. RB, 6.00%, 11/01/2038	5,000,000	5,129,850
Port Auth. of New York & New Jersey RB, Ser. 37, 5.50%, 07/15/2019, (Insd. by FSA)	5,000,000	5,463,100

		10,592,950

See Notes to Financial Statements

22

SCHEDULE OF INVESTMENTS continued

May 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
POWER 1.3%
Alaska Energy Auth. Util. RRB, 6.60%, 07/01/2015, (Insd. by FSA)	$12,900,000	$15,418,725
Anchorage, AK Elec. Util. RRB, Sr. Lien, 8.00%, 12/01/2010, (Insd. by MBIA)	985,000	1,020,785
North Carolina Eastern Muni. Power Agcy. RRB, Ser. C, 5.375%, 01/01/2017	1,000,000	1,068,830

		17,508,340

PRE-REFUNDED 2.0%
Calhoun Cnty., SC Solid Waste Disposal Facs. RB, Eastman Kodak Co. Proj., 6.75%, 05/01/2017	400,000	497,228
Connecticut Hlth. & Edl. Facs. Auth. RB, Eastern Connecticut Hlth. Network, Ser. A, 6.375%, 07/01/2016	960,000	971,057
Fulton Cnty., GA Water & Sewer RRB, 6.375%, 01/01/2014, (Insd. by FGIC)	335,000	370,369
Harrison Cnty., MS Wastewater Treatment Mgmt. Dist. RRB, Wastewater Treatment Facs., Ser. A, 8.50%, 02/01/2013, (Insd. by FGIC)	1,000,000	1,147,760
Jacksonville, FL Trans. Auth. GO, 9.20%, 01/01/2015	3,580,000	4,283,971
Lexington, SC Water & Sewer RB, 5.50%, 04/01/2029, (Insd. by MBIA)	2,000,000	2,233,980
Metropolitan Trans. Auth. RRB, New York Svcs. Contract, Ser. 7, 5.625%, 07/01/2016	10,000,000	10,667,600
New Haven, CT GO, ETM, Ser. C, 5.00%, 11/01/2019, (Insd. by MBIA)	5,000	5,531
New Jersey Hlth. Care Facs. Fin. Auth. RB, Burlington Cnty. Mem. Hosp. Proj., Ser. C, 6.00%, 07/01/2012	50,000	52,471
New Jersey Turnpike Auth. RB, Ser. C, 6.50%, 01/01/2016, (Insd. by MBIA)	2,515,000	2,916,806
Orange Cnty., FL Hlth. Facs. Auth. RRB, Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	610,000	735,306
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, John F. Kennedy Mem. Hosp., Inc.
Proj., Ser. C, 9.50%, 08/01/2013	1,155,000	1,313,570
Piedmont, SC Muni. Power Agcy. RRB:
6.75%, 01/01/2019, (Insd. by FGIC)	210,000	266,692
Ser. A, 6.50%, 01/01/2014, (Insd. by FGIC)	290,000	340,846
South Carolina Jobs EDA Hosp. Facs. RRB, Palmetto Hlth. Proj., Ser. C, 7.00%, 08/01/2030	825,000	972,559
Texas Muni. Power Agcy. RRB, 0.00%, 09/01/2015, (Insd. by MBIA) ¤	40,000	35,479
Virginia Resource Auth. Infrastructure RRB, Loan Bond Program, Ser. A, 5.50%, 05/01/2016, (Insd. by MBIA)	210,000	221,048

		27,032,273

PUBLIC FACILITIES 0.2%
Cobb & Marietta, GA Coliseum & Exhibit Hall Auth. RRB, 5.50%, 10/01/2012, (Insd. by MBIA)	960,000	1,000,560
King & Queen Cnty., VA IDA Auth. Pub. Facs. Lease RB, King & Queen Courts Complex, Ser. A, 5.625%, 07/15/2017	1,000,000	1,000,450

		2,001,010

See Notes to Financial Statements

23

SCHEDULE OF INVESTMENTS continued

May 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
RESOURCE RECOVERY 0.5%
Arlington Cnty., VA IDA RB, Ogden Martin Sys. of Alexandria & Arlington Proj., 5.375%, 01/01/2013, (Insd. by FSA)	$3,810,000	$3,819,487
Islip, NY Resource Recovery Agcy. RB, 1985 Facs., Ser. B, 7.25%, 07/01/2011, (Insd. by AMBAC)	100,000	106,001
West Virginia EDA Solid Waste Disp. Facs. RB, Appalachian Power, Ser. A, 5.375%, 12/01/2038	2,125,000	2,123,449

		6,048,937

SALES TAX 1.9%
Metropolitan Atlanta Rapid Transit Auth. of Georgia RRB, Ser. P, 6.25%, 07/01/2011, (Insd. by AMBAC)	5,760,000	5,995,699
Wyandotte Cnty. & Kansas City, KS United Govt. Spl. Obl. RRB, Sales Tax, Second Lien:
Ser. A, 0.00%, 06/01/2021 ¤	12,000,000	6,369,000
Ser. B, 5.00%, 12/01/2020	12,000,000	12,278,040

		24,642,739

SOLID WASTE 0.4%
Carbon Cnty., UT Solid Waste Disposal RRB, Laidlaw Env. Proj., Ser. A, 7.45%, 07/01/2017	1,000,000	1,002,010
Pennsylvania Econ. Dev. Fin. Auth. Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., 2.75%, 09/01/2013	4,250,000	4,272,100

		5,274,110

SPECIAL TAX 5.9%
Dallas, TX Austin Trust Variable Cert.:
Ser. 08-1163-1, 5.25%, 12/01/2038 ‡	10,000,000	10,737,500
Ser. 08-1163-2, 5.25%, 12/01/2043 ‡	10,000,000	10,568,500
Ser. 08-1163-3, 5.25%, 12/01/2048 ‡	10,000,000	10,495,000
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB, Ser. A, 5.25%, 01/01/2020	3,000,000	2,630,580
Myrtle Beach, SC Tax Increment RB, Myrtle Beach Air Force Base Redev. Proj., Ser. A:
5.25%, 10/01/2026	1,500,000	1,101,000
5.30%, 10/01/2035	2,500,000	1,650,250
New York Dorm. Auth. Austin Trust Variable Cert., Ser. 2008-1148, 5.00%, 03/15/2035 ‡	30,000,000	31,031,100
Virgin Islands Pub. Fin. Auth. RRB, Ser. C, 5.00%, 10/01/2016	4,040,000	4,297,833
Washington, DC Convention Ctr. Dedicated Tax RRB, Sr. Lien, Ser. A, 5.00%, 10/01/2018	5,000,000	5,390,000

		77,901,763

STUDENT LOAN 3.4%
Massachusetts Edl. Fin. Auth. RB, Edl. Loan Revenue Issue I:
Ser. A, 5.15%, 01/01/2026	7,995,000	8,072,951
Ser. B, 5.375%, 01/01/2020	3,015,000	3,097,852
Ser. E, 5.30%, 01/01/2016, (Insd. by AMBAC)	1,315,000	1,316,749
New Jersey Higher Ed. Assistance Auth. Student Loan RB, Ser. A-2, FRN, 1.34%, 06/01/2036	17,500,000	17,474,100

See Notes to Financial Statements

24

SCHEDULE OF INVESTMENTS continued

May 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
STUDENT LOAN continued
North Texas Higher Ed. Auth. Incoming Student Loan RB, Ser. A-2, FRN, 1.46%, 07/01/2030	$10,500,000	$10,501,680
South Carolina Ed. Assistance Auth. RB, Student Loan, Ser. I, 5.10%, 10/01/2029	5,000,000	5,092,700

		45,556,032

TOBACCO REVENUE 0.9%
Tobacco Settlement Fin. Corp. of New York RB, Ser. C-1, 5.50%, 06/01/2021	11,000,000	11,897,050

TRANSPORTATION 8.7%
Central Texas Regl. Mobility Auth. RB, Sr. Lien:
0.00%, 01/01/2028 ¤	2,225,000	632,456
0.00%, 01/01/2029 ¤	4,000,000	1,056,640
5.75%, 01/01/2025	2,000,000	2,041,240
Columbia, SC Parking Facs. RRB, 5.875%, 12/01/2013, (Insd. by AMBAC)	2,000,000	2,007,400
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RRB, Ser. Z, 6.00%, 07/01/2018, (Insd. by FSA)	2,000,000	2,295,700
Dallas, TX Area Rapid Trans. Sales Tax RB, Sr. Lien, 5.00%, 12/01/2025	8,065,000	8,936,020
Florida Port Fin. Commission RB, Trans. Intermodal Program, 5.75%, 10/01/2014, (Insd. by FGIC)	4,185,000	4,235,973
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj.:
5.75%, 10/01/2024, (Insd. by ACA)	10,000,000	10,150,500
5.875%, 06/01/2025, (Insd. by ACA)	5,000,000	5,105,050
Massachusetts Bay Trans. Auth. Gen. Trans. Sys. RRB, Ser. B, 6.20%, 03/01/2016	2,125,000	2,437,545
Metropolitan Trans. Auth. RB, Ser. 2008-C, 6.50%, 11/15/2028	8,000,000	9,367,520
New Jersey TTFA Trans. Sys. RB, Ser. A:
5.75%, 06/15/2025	10,000,000	11,594,100
6.00%, 12/15/2038	16,000,000	17,879,360
New Jersey TTFA Trans. Sys. RRB, Ser. A, 5.25%, 12/15/2022	5,000,000	5,607,050
New York Thruway Auth. Gen. RRB, Ser. H:
5.00%, 01/01/2021, (Insd. by MBIA)	4,750,000	5,221,248
5.00%, 01/01/2022, (Insd. by FGIC)	6,310,000	6,905,222
North Carolina Turnpike Auth. RB, Triangle Expressway Sys., Ser. A, 5.75%, 01/01/2039	3,000,000	3,222,600
Orlando & Orange Cnty., FL Expressway Auth. RB, Jr. Lien, 8.25%, 07/01/2015, (Insd. by FGIC)	2,960,000	3,720,602
Superior, WI Ltd. Obl. RB, Midwest Energy, Ser. E, 6.90%, 08/01/2021, (Insd. by FGIC)	5,000,000	6,427,250
Virginia Beach, VA Dev. Auth. RB, Town Ctr. Proj., Ser. A, 5.375%, 08/01/2020	2,485,000	2,690,360
Virginia Port Auth. RB, Cmnwlth. Port Funding Proj., 5.50%, 07/01/2018	3,000,000	3,184,710

		114,718,546

UTILITY 6.2%
Indiana Board Bank Spl. Program Gas RB, Ser. A, 5.25%, 10/15/2015	1,450,000	1,558,315
Main Street Natural Gas, Inc. of Georgia RB, Gas Proj., Ser. A, 5.00%, 03/15/2018	1,750,000	1,825,600

See Notes to Financial Statements

25

SCHEDULE OF INVESTMENTS continued

May 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY continued
Tennessee Energy Acquisition Corp. Gas RB:
Ser. 2006A, 5.25%, 09/01/2019	$6,300,000	$6,257,097
Ser. A, 5.25%, 09/01/2018	3,000,000	3,007,110
Ser. C:
5.00%, 02/01/2021	5,000,000	4,941,450
5.00%, 02/01/2025	5,000,000	4,793,800
Texas Gas Supply RB, SA Energy Acquisition Pub. Facs. Corp.:
5.50%, 08/01/2021	5,915,000	6,085,234
5.50%, 08/01/2023	7,810,000	7,939,099
Texas Muni. Gas Acquisition & Supply Corp. RB:
BMA Index Rate, 5.25%, 12/15/2024	4,760,000	4,637,097
Gas Supply Proj., Ser. B, FRN, 0.78%, 09/15/2017	20,000,000	19,125,000
Ser. A, 0.87%, 09/15/2027	5,000,000	4,125,000
Ser. D, 5.625%, 12/15/2017	15,000,000	15,849,300
Warm Springs Reservation Oregon Confederated Tribes Hydroelectric RB, Ser. B, 6.375%, 11/01/2033	2,000,000	2,016,920

		82,161,022

WATER & SEWER 5.9%
Alabama Drinking Water Fin. Auth. RB, Ser. A, 5.125%, 08/15/2016, (Insd. by AMBAC)	1,075,000	1,111,539
Buena Vista, VA IDA Water & Sewer Facs. RB, Route 60 Proj., 6.25%, 07/15/2011	130,000	130,091
Campbell Cnty., WY Solid Waste Facs. RB, Basin Elec. Power Coop., Ser. A, 5.75%, 07/15/2039	7,000,000	7,561,750
Connecticut Dev. Auth. Water Facs. RB, 6.15%, 04/01/2035, (Insd. by AMBAC)	1,000,000	1,002,820
District of Columbia Water & Sewer Auth. Pub. Util. RB, Ser. A, 6.00%, 10/01/2035	2,000,000	2,261,520
Florence, SC Water & Sewer RB, 7.50%, 03/01/2014, (Insd. by AMBAC)	695,000	709,970
Grand Strand, SC Water & Sewer Auth. RRB:
5.375%, 06/01/2018, (Insd. by FSA)	4,335,000	4,665,934
6.375%, 06/01/2012, (Insd. by MBIA)	1,995,000	2,078,610
Greenville, SC Sewer Sys. RB, 5.50%, 04/01/2019, (Insd. by MBIA)	1,080,000	1,152,749
Lexington, SC Water & Sewer RRB, Ser. A, 5.75%, 04/01/2020, (Insd. by MBIA)	500,000	506,920
Miami-Dade Cnty., FL Water & Sewer RRB, Ser. C:
5.375%, 10/01/2024	5,000,000	5,446,250
5.50%, 10/01/2025	5,000,000	5,460,500
New York Env. Facs. Corp. PCRB, Ser. E, 6.875%, 06/15/2010	75,000	75,230
New York Env. Facs. Corp. PCRRB, 5.875%, 06/15/2014	445,000	446,913
New York, NY Muni. Water & Sewer Sys. Fin. Auth. RB:
2nd General Resolution, Ser. DD, 6.00%, 06/15/2040	11,625,000	13,418,505
Ser. 2009-A, 5.75%, 06/15/2040	10,000,000	11,340,900
Ser. B, 6.00%, 06/15/2033	375,000	379,751
North Charleston, SC Sewer Dist. RRB, Ser. A, 6.375%, 07/01/2012, (Insd. by MBIA)	2,370,000	2,467,360

See Notes to Financial Statements

26

SCHEDULE OF INVESTMENTS continued

May 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
North Springs, FL Water & Sewer RRB, Ser. B, 6.50%, 10/01/2016, (Insd. by MBIA)	$1,335,000	$1,358,696
Oklahoma Water Resource Board Revolving Fund RB:
5.00%, 04/01/2028	1,400,000	1,546,118
5.00%, 04/01/2029	2,400,000	2,633,352
Pennsylvania EDA Fin. Water Facs. RB, Pennsylvannia-American Water Co. Proj., 6.20%, 04/01/2039	5,000,000	5,424,150
Stony Brook Regl. Sewer Auth. New Jersey RRB, Ser. B, 5.45%, 12/01/2012	315,000	334,042
Viera East, FL CDD RRB, Water Mgmt. Proj.:
5.75%, 05/01/2020, (Insd. by MBIA)	2,020,000	2,235,090
5.75%, 05/01/2021, (Insd. by MBIA)	2,140,000	2,373,281
5.75%, 05/01/2022, (Insd. by MBIA)	2,265,000	2,493,199

		78,615,240

Total Municipal Obligations (cost $1,276,849,108)		1,320,307,288

Total Investments (cost $1,298,674,708) 101.6%		1,342,236,488
Other Assets and Liabilities (1.6%)		(20,517,514)

Net Assets 100.0%		$1,321,718,974

+	Security is deemed illiquid (unaudited).
‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
BHAC	Berkshire Hathaway Assurance Corporation
CDA	Community Development Authority
CDD	Community Development District
COP	Certificates of Participation
EDA	Economic Development Authority
EDRRB	Economic Development Refunding Revenue Bond
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Incorporated
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corporation
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue Bond
TTFA	Transportation Trust Fund Authority
TUFF	The University Financing Foundation, Incorporated

See Notes to Financial Statements

27

SCHEDULE OF INVESTMENTS continued

May 31, 2010

The following table shows the percent of total investments by geographic location as of May 31, 2010:

Texas	15.4%
New York	13.4%
New Jersey	8.1%
South Carolina	7.1%
Florida	6.8%
California	3.7%
Virginia	3.6%
Georgia	3.1%
Pennsylvania	2.9%
Michigan	2.9%
Colorado	2.5%
Maryland	2.3%
Illinois	2.2%
Washington	2.2%
Massachusetts	1.8%
Alaska	1.5%
Connecticut	1.5%
Kansas	1.4%
Tennessee	1.4%
U.S. Virgin Islands	1.4%
District of Columbia	1.3%
Ohio	1.3%
Arizona	1.2%
Kentucky	1.2%
Puerto Rico	0.9%
North Carolina	0.8%
Wisconsin	0.8%
Louisiana	0.7%
Indiana	0.6%
New Hampshire	0.6%
Oklahoma	0.6%
Oregon	0.6%
Wyoming	0.6%
Alabama	0.5%
Maine	0.5%
Missouri	0.4%
Nevada	0.4%
New Mexico	0.4%
Hawaii	0.3%
Idaho	0.3%
Vermont	0.3%
West Virginia	0.2%
Mississippi	0.1%
South Dakota	0.1%
Utah	0.1%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of May 31, 2010 (unaudited):

AAA	10.8%
AA	38.9%
A	25.5%
BBB	15.3%
BB	0.7%
B	0.2%
NR	8.6%

100.0%

The following table shows the percent of total investments based on effective maturity as of May 31, 2010 (unaudited):

Less than 1 year	2.4%
1 to 3 year(s)	3.0%
3 to 5 years	7.8%
5 to 10 years	24.6%
10 to 20 years	35.5%
20 to 30 years	23.5%
Greater than 30 years	3.2%

100.0%

See Notes to Financial Statements

28

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2010

Assets
Investments in unaffiliated issuers, at value (cost $1,298,674,708)	$1,342,236,488
Cash	756,920
Receivable for securities sold	9,066,160
Receivable for Fund shares sold	265,836
Interest receivable	22,459,215
Prepaid expenses and other assets	243,607

Total assets	1,375,028,226

Liabilities
Dividends payable	2,410,781
Payable for floating-rate notes issued	48,025,000
Payable for Fund shares redeemed	2,193,344
Interest and fee expense payable	299,972
Advisory fee payable	35,140
Distribution Plan expenses payable	33,988
Due to other related parties	17,887
Accrued expenses and other liabilities	293,140

Total liabilities	53,309,252

Net assets	$1,321,718,974

Net assets represented by
Paid-in capital	$1,345,271,960
Overdistributed net investment income	(1,507,081)
Accumulated net realized losses on investments	(65,607,685)
Net unrealized gains on investments	43,561,780

Total net assets	$1,321,718,974

Net assets consists of
Class A	$834,909,839
Class B	31,321,569
Class C	69,724,422
Class I	385,763,144

Total net assets	$1,321,718,974

Shares outstanding (unlimited number of shares authorized)
Class A	113,691,781
Class B	4,265,826
Class C	9,494,747
Class I	52,534,412

Net asset value per share
Class A	$7.34
Class A — Offering price (based on sales charge of 4.75%)	$7.71
Class B	$7.34
Class C	$7.34
Class I	$7.34

See Notes to Financial Statements

29

STATEMENT OF OPERATIONS

Year Ended May 31, 2010

Investment income
Interest	$72,445,423
Income from affiliated issuers	23,974

Total investment income	72,469,397

Expenses
Advisory fee	4,375,918
Distribution Plan expenses
Class A	2,118,738
Class B	353,063
Class C	721,109
Administrative services fee	1,372,972
Transfer agent fees	775,490
Trustees’ fees and expenses	60,049
Printing and postage expenses	93,392
Custodian and accounting fees	375,905
Registration and filing fees	108,135
Professional fees	101,939
Interest and fee expense	442,473
Other	58,459

Total expenses	10,957,642
Less: Expense reductions	(295)

Net expenses	10,957,347

Net investment income	61,512,050

Net realized and unrealized gains or losses on investments
Net realized gains on securities in unaffiliated issuers	5,683,737
Net change in unrealized gains or losses on securities in unaffiliated issuers	59,274,366

Net realized and unrealized gains or losses on investments	64,958,103

Net increase in net assets resulting from operations	$126,470,153

See Notes to Financial Statements

30

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,

	2010		2009

Operations
Net investment income		$61,512,050		$75,426,397
Net realized gains or losses on investments		5,683,737		(51,704,399)
Net change in unrealized gains or losses on investments		59,274,366		(39,675,310)

Net increase (decrease) in net assets resulting from operations		126,470,153		(15,953,312)

Distributions to shareholders from
Net investment income
Class A		(37,903,506)		(40,261,259)
Class B		(1,319,763)		(2,111,623)
Class C		(2,683,783)		(2,777,211)
Class I		(19,738,238)		(30,292,147)

Total distributions to shareholders		(61,645,290)		(75,442,240)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	3,807,359	27,435,751	5,340,785	36,997,823
Class B	119,970	864,575	401,019	2,754,460
Class C	969,076	6,986,014	1,862,232	12,697,772
Class I	6,259,766	45,175,100	5,328,884	36,974,775

		80,461,440		89,424,830

Net asset value of shares issued in reinvestment of distributions
Class A	3,204,879	23,141,770	3,601,536	24,797,474
Class B	114,218	823,650	182,957	1,260,588
Class C	197,831	1,428,301	219,082	1,507,609
Class I	319,326	2,305,663	421,480	2,909,257

		27,699,384		30,474,928

Automatic conversion of Class B shares to Class A shares
Class A	1,025,596	7,302,120	1,501,577	10,318,294
Class B	(1,025,596)	(7,302,120)	(1,501,577)	(10,318,294)

		0		0

Payment for shares redeemed
Class A	(15,122,843)	(109,037,566)	(22,804,104)	(156,639,204)
Class B	(1,256,034)	(9,018,153)	(2,429,684)	(16,751,871)
Class C	(1,846,782)	(13,356,800)	(2,502,144)	(16,996,659)
Class I	(16,834,352)	(121,246,120)	(65,839,669)	(451,738,472)

		(252,658,639)		(642,126,206)

Net decrease in net assets resulting from capital share transactions		(144,497,815)		(522,226,448)

Total decrease in net assets		(79,672,952)		(613,622,000)
Net assets
Beginning of period		1,401,391,926		2,015,013,926

End of period		$1,321,718,974		$1,401,391,926

Overdistributed net investment income		$(1,507,081)		$(1,373,841)

See Notes to Financial Statements

31

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Effective after the close of business on June 30, 2009, Class B shares were closed to new accounts and additional purchases by existing shareholders. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares had been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

32

NOTES TO FINANCIAL STATEMENTS continued

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred back to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and by recording the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Fund also records the interest paid on Floating-Rate Notes as interest expense. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

33

NOTES TO FINANCIAL STATEMENTS continued

e. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to expiration of capital loss carryovers. During the year ended May 31, 2010, the following amounts were reclassified:

Paid-in capital	$(5,245,107)
Accumulated net realized losses on investments	5,245,107

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.31% and declining to 0.16% as average daily net assets increase. For the year ended May 31, 2010, the advisory fee was equivalent to an annual rate of 0.32% of the Fund’s average daily net assets.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying

34

NOTES TO FINANCIAL STATEMENTS continued

percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the year ended May 31, 2010, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the year ended May 31, 2010, WFFD and/or EIS received $37,219 from the sale of Class A shares and $9,772, $40,445 and $5,541 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $659,095,492 and $794,047,712, respectively, for the year ended May 31, 2010.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

35

NOTES TO FINANCIAL STATEMENTS continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Agency Mortgage-backed pass through securities	$0	$21,929,200	$0	$21,929,200
Municipal obligations	0	1,320,307,288	0	1,320,307,288

	$0	$1,342,236,488	$0	$1,342,236,488

During the year ended May 31, 2010, the Fund held Floating-Rate Notes that had an average daily balance outstanding of $48,252,836 and incurred interest and fee expense in the amount of $439,364, representing 0.01% of the Fund’s average daily net assets.

At May 31, 2010, the Fund had the following Floating-Rate Notes outstanding:

Floating-Rate Notes Outstanding	Range of Interest Rates	Collateral for Floating-Rate Notes Outstanding

$48,025,000	4.24% – 5.66%	$102,469,616

On May 31, 2010, the aggregate cost of securities for federal income tax purposes was $1,300,767,657. The gross unrealized appreciation and depreciation on securities based on tax cost was $56,682,221 and $15,213,390, respectively, with a net unrealized appreciation of $41,468,831.

As of May 31, 2010, the Fund had $63,514,736 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2011	2012	2013	2014	2015	2016	2017	2018

$940,118	$119,769	$29,604	$57,337	$3,535,007	$13,700,649	$25,777,300	$19,354,952

These losses are subject to certain limitations prescribed by the Internal Revenue Code.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended May 31, 2010, the Fund did not participate in the interfund lending program.

36

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed Exempt-Interest Income	Unrealized Appreciation	Capital Loss Carryovers	Temporary Book/Tax Differences

$1,062,461	$41,468,831	$63,514,736	$(2,569,542)

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and inverse floating-rate obligations. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was as follows:

	Year Ended May 31,

	2010	2009

Ordinary Income	$617,492	$261,638
Exempt-Interest Income	61,027,798	75,180,602

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%.

37

NOTES TO FINANCIAL STATEMENTS continued

During the year ended May 31, 2010, the Fund had average borrowings outstanding of $208,644 at an average rate of 1.49% and paid interest of $3,109.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

In addition, the U.S. District Court for the District of Massachusetts has consolidated three purported class actions into In re Evergreen Ultra Short Opportunities Fund Securities Litigation. The plaintiffs filed a consolidated amended complaint on April 30, 2009 against various Evergreen entities, including EIMC and EIS, the Evergreen funds’ former distributor, and Evergreen Fixed Income Trust and its Trustees. The complaint generally alleges that investors in Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in Ultra Short Fund at different points in time and (iii) the failure of Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund. The complaint seeks damages in an amount to be determined at trial.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting

38

NOTES TO FINANCIAL STATEMENTS continued

from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

12. SUBSEQUENT EVENT

Effective at the close of business on July 9, 2010, Wells Fargo Advantage Municipal Bond Fund acquired the net assets of the Fund in a tax-free exchange for shares of Wells Fargo Advantage Municipal Bond Fund.

39

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Municipal Bond Fund, a series of the Evergreen Municipal Trust, as of May 31, 2010 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2010 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Municipal Bond Fund as of May 31, 2010, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 30, 2010

40

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended May 31, 2010, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.00%. The percentage of distributions subject to the federal alternative minimum tax will be reported to shareholders in January 2011.

41

ADDITIONAL INFORMATION (unaudited) continued

SPECIAL MEETING OF SHAREHOLDERS

On June 8, 2010, a Special Meeting of Shareholders for the Fund was held to consider the following proposals. The results of the proposal are indicated below.

Proposal 1 — To approve the proposed reorganization of the Fund into Wells Fargo Advantage Municipal Bond Fund, a series of Wells Fargo Funds Trust, a Delaware statutory trust:

Net assets voted “For”	$828,262,203
Net assets voted “Against”	$33,430,027
Net assets voted “Abstain”	$29,986,077

42

This page left intentionally blank

43

TRUSTEES AND OFFICERS

TRUSTEES[1]
Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Shareholder, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

44

TRUSTEES AND OFFICERS continued

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s representation of affiliates of Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

45

123611 566601 rv7 07/2010

Evergreen Short-Intermediate Municipal Bond Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
7	PORTFOLIO MANAGER COMMENTARY
9	ABOUT YOUR FUND’S EXPENSES
10	FINANCIAL HIGHLIGHTS
14	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
30	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
31	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

July 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Valued Shareholder:

We are pleased to provide the Annual Report for Evergreen Short-Intermediate Municipal Bond Fund for the twelve-month period ended May 31, 2010 (the “period”).

During the period, fixed-income markets continued to show steady improvement, resulting in positive returns in nearly every sector of the bond markets. These broad trends only modestly pulled back at the end of the period with the return of some risk aversion due to concerns over sovereign debt issues in Europe. Nonetheless, fixed-income securities that performed the worst during the credit crisis of 2008 generally performed the best over the period, offering investors attractive returns in several fixed-income asset classes. In the municipal bond market in particular, the period saw a volatile rebound from the huge drops seen from 2007 into late 2008 and early 2009, spiking in October of 2009 before settling back down in the latter months of the fiscal year.

Government interventions inspired much of the strong performance in the fixed-income markets, including municipals. Build America Bonds (BABs), for which 35% of the interest cost is reimbursed to the issuer via a federal government subsidy, offered lower interest costs to many municipal issuers for capital projects during the period. BABs were first devised and issued in early 2009 to help ailing municipalities raise money by allowing them to sell taxable bonds for capital projects while receiving a rebate from the federal government for a portion of their borrowing costs. The program is geared to attract institutional investors who typically do not buy tax-exempt paper. Further, issuers have benefited from the perception that BAB loans will limit tax-exempt issuance and thus increase investor demand going forward. BABs were very popular with taxable bond buyers throughout the period, and replaced a portion of the new issue supply of traditional tax-exempt municipal bonds, especially at the longer end of the yield curve. BABs thus acted as an additional prop for the prices of longer-maturity tax-exempt issues. The program has been extended to 2014, but the interest subsidy by the federal government will be gradually reduced to 30% from the current 35%.

Extensive government policy measures—including extraordinarily accommodative monetary policy in the first half of 2009—bolstered investor confidence during the period, which made several types of securities that had been priced for worst-case scenarios suddenly become attractively undervalued in the assessment of many investors. Both equity markets and non-U.S. Treasury fixed-income markets rallied for most of the rest of 2009. Thus, the recent 12-month period that ended May 31, 2010, began with a strong rally and increasing confidence in the fixed-income markets.

1

LETTER TO SHAREHOLDERS continued

This restoration of investor confidence proved to be an essential component of the broader equity and fixed-income rallies. Once investors trusted that financial companies were not going to slide into insolvency, the prospects for a broader economic recovery began to take root and lasted for much of the 12-month period. The high-yield market continued to perform strongly over the period, only showing the first signs of pulling back a bit in February and May of 2010. But in general, investment strategies that favored riskier securities throughout the period outperformed strategies that preferred higher-quality assets.

Overall, then, this was quite a strong period for the credit markets, despite some declines in valuations during May 2010 with the return of risk aversion from global sovereign debt concerns. Even with that temporary market anxiety, signs of economic strengthening in the United States continued to appear in measures of retail sales and durable goods orders. Consumer confidence continued to tick higher in 2010, and it appeared that consumers’ thrifty habits which developed during the recession slackened a bit, as consumer spending surged higher.

During the period, the investment managers of Evergreen’s national municipal bond funds paid careful attention to risk management, focusing on the underlying quality of investments while carefully assessing interest rate trends and the supply and demand forces. The team managing Evergreen Municipal Bond Fund invested in the municipal market in general, with a focus on investment grade securities in particular, with the flexibility to invest in bonds of different maturities. The management of Evergreen High Income Municipal Bond Fund focused on income, specifically lower investment grade securities. The teams managing Evergreen Intermediate Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund emphasized bonds with limited maturities and less exposure to changes in interest rates. Meanwhile, the management of Evergreen Strategic Municipal Bond Fund sought to maximize credit quality by focusing on underlying credit quality and ratings and focused on limiting interest rate risk by investing primarily in higher-coupon, shorter-duration municipal securities.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

3

FUND AT A GLANCE

as of May 31, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Lyle J. Fitterer, CFA, CPA; James Randazzo

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2010.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 11/18/1991

	Class A	Class B	Class C	Class I
Class inception date	1/5/1995	1/5/1995	3/27/2002	11/18/1991

Nasdaq symbol	EMUAX	EMUBX	EMUCX	EMUNX

Average annual return*

1-year with sales charge	5.63%	5.19%	6.19%	N/A

1-year w/o sales charge	8.04%	7.19%	7.19%	8.26%

5-year	3.11%	2.75%	2.75%	3.78%

10-year	3.74%	3.11%	3.30%	4.14%

Maximum sales charge	2.25%	2.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Class B shares are closed to new investments by new and existing shareholders.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Short-Intermediate Municipal Bond Fund Class A shares, reflective of maximum applicable sales charge, versus a similar investment in the Barclays Capital 3-Year Municipal Bond Index (BC3YMBI) and the Consumer Price Index (CPI).

The BC3YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

5

FUND AT A GLANCE continued

This section left intentionally blank

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of May 31, 2010, and subject to change.

6

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 8.04% for the twelve-month period ended May 31, 2010, excluding any applicable sales charges. During the same period, the BC3YMBI returned 4.19%.

The fund’s objective is to seek current income exempt from federal income taxes, other than the alternative minimum tax, as part of a long-term strategy of achieving tax-advantaged total return.

Investment process

Overall, yields were down during the period by 17 basis points (bps – or 1/100th of a percent) in the 10-year range and 55 to 60 bps in the five- and 30-year maturities. The yield curve flattened between two and five years and also between 10 and 30 years, but steepened between five and 10 years. Also in the period, credit did very well: AAA-rated bonds were up 5.86%, AA-rated issues were up 7.49%, A-rated were up 10.41%, and BBB-rated rose 12.80%.1

Municipal supply was pretty consistent year-over- year, compared with the previous fiscal period, but the introduction of the federal Build America Bonds (BABs) program took supply from the tax-exempt market and into the taxable marketplace. BABs were first issued in early 2009 to help ailing municipalities raise money by allowing them to sell taxable bonds for capital projects while receiving a rebate from the federal government for a portion of their borrowing costs. The majority of the issuance of BABs was on the long-end, so that provided good technical support for the market—helping the curve to flatten. Also, flows into municipal bond funds were consistently positive and were at record levels, so this helped the market, as well.

Municipal yields relative to Treasuries declined during the period, but tended to do better when Treasury yields were rising and underperforming when Treasury yields were declining. Overall, rates currently are at historically low levels in the municipal bond market, and we believe they may stay low until we see a recovery in the economy and/or the federal funds rate starts to move higher.

Contributors to performance

The fund’s duration/interest rate exposure was long relative to the benchmark, which helped performance. However, we slowly reduced that exposure throughout the period and the fund is now more conservatively positioned. The fund’s overweight to A- and BBB-rated bonds worked well as they outperformed AAA- and AA-rated bonds.1 In addition, a focus on revenue bonds and an underweight to general obligation issues and pre-refunded bonds helped performance. Specific sectors that proved beneficial included health care and corporate-backed industrial development revenue and pollution control revenue bonds. Specific issues that did very well included Resurrection Health, Spectrum Health, American Electric Power, International Paper, and Waste Management. We also selectively reduced the fund’s exposure to several specific issuers and tried to more broadly diversify the portfolio, which we believe helped support performance, as well.

7

PORTFOLIO MANAGER COMMENTARY continued

Detractors from performance

Near the end of the period, the fund’s allocation to prepaid gas bonds underperformed. However, we currently still think these bonds represent good long-term value and do not anticipate changes to these holdings at this time.

Portfolio management outlook

Currently, investors continue to be concerned about overall credit quality in the municipal bond market, and credit spreads remain elevated because of this. However, municipal credit trends tend to lag the broader economy by about 12 to18 months. Since the broader economy seems to have bottomed around the middle of 2009, we presently expect municipal credit to improve over the next six months, barring another downturn in the economy.

1	The ratings indicated are from Standard & Poor’s and/or Moody’s Investors Service.

Credit Quality Ratings: Credit quality ratings apply to corporate and municipal bond issues. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to CC (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories.

This commentary reflects the views and opinions of the fund’s portfolio manager(s) on the date indicated and may include statements that constitute “forward-looking statements” under the U.S. Securities laws. Forward-looking statements include, among other things, projections, estimates and information about possible or future results related to the fund, markets, or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and Evergreen undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed herein (including any forward-looking statements) may not be relied upon as investment advice or as an indication of the fund’s trading intent.

8

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2009 to May 31, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	12/1/2009	5/31/2010	During Period*

Actual
Class A	$1,000.00	$1,024.46	$4.19
Class B	$1,000.00	$1,020.40	$8.21
Class C	$1,000.00	$1,020.40	$8.21
Class I	$1,000.00	$1,025.48	$3.18
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,020.79	$4.18
Class B	$1,000.00	$1,016.80	$8.20
Class C	$1,000.00	$1,016.80	$8.20
Class I	$1,000.00	$1,021.79	$3.18

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.83% for Class A, 1.63% for Class B, 1.63% for Class C and 0.63% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS A	2010	2009	2008	2007	2006

Net asset value, beginning of period	$9.63	$9.81	$9.88	$9.88	$10.03

Income from investment operations
Net investment income	0.32	0.37	0.36	0.34	0.31
Net realized and unrealized gains or losses on investments	0.44	(0.18)	(0.07)	0	(0.16)

Total from investment operations	0.76	0.19	0.29	0.34	0.15

Distributions to shareholders from
Net investment income	(0.31)	(0.37)	(0.36)	(0.34)	(0.30)

Net asset value, end of period	$10.08	$9.63	$9.81	$9.88	$9.88

Total return[1]	8.04%	2.02%	2.95%	3.48%	1.54%

Ratios and supplemental data
Net assets, end of period (thousands)	$51,647	$40,233	$45,812	$41,512	$46,548
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.84%	0.82%	0.80%	0.79%	0.79%
Expenses excluding waivers/reimbursements and expense reductions	0.89%	0.87%	0.89%	0.89%	0.89%
Net investment income	3.03%	3.90%	3.61%	3.43%	3.07%
Portfolio turnover rate	101%	30%	91%	70%	73%

1	Excluding applicable sales charges

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS B	2010	2009	2008	2007	2006

Net asset value, beginning of period	$9.63	$9.81	$9.88	$9.88	$10.03

Income from investment operations
Net investment income	0.20	0.28	0.27	0.26	0.23 [1]
Net realized and unrealized gains or losses on investments	0.49	(0.17)	(0.06)	0	(0.16)

Total from investment operations	0.69	0.11	0.21	0.26	0.07

Distributions to shareholders from
Net investment income	(0.24)	(0.29)	(0.28)	(0.26)	(0.22)

Net asset value, end of period	$10.08	$9.63	$9.81	$9.88	$9.88

Total return[2]	7.19%	1.20%	2.13%	2.65%	0.72%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,469	$2,240	$4,562	$6,570	$8,017
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.64%	1.62%	1.60%	1.59%	1.60%
Expenses excluding waivers/reimbursements and expense reductions	1.64%	1.62%	1.60%	1.59%	1.60%
Net investment income	2.34%	3.08%	2.80%	2.62%	2.27%
Portfolio turnover rate	101%	30%	91%	70%	73%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS C	2010	2009	2008	2007	2006

Net asset value, beginning of period	$9.63	$9.81	$9.88	$9.88	$10.03

Income from investment operations
Net investment income	0.23	0.30	0.28	0.26	0.23
Net realized and unrealized gains or losses on investments	0.46	(0.19)	(0.07)	0	(0.16)

Total from investment operations	0.69	0.11	0.21	0.26	0.07

Distributions to shareholders from
Net investment income	(0.24)	(0.29)	(0.28)	(0.26)	(0.22)

Net asset value, end of period	$10.08	$9.63	$9.81	$9.88	$9.88

Total return[1]	7.19%	1.20%	2.13%	2.65%	0.72%

Ratios and supplemental data
Net assets, end of period (thousands)	$16,947	$10,496	$7,831	$8,347	$12,691
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.63%	1.62%	1.60%	1.59%	1.60%
Expenses excluding waivers/reimbursements and expense reductions	1.63%	1.62%	1.60%	1.59%	1.60%
Net investment income	2.21%	3.12%	2.81%	2.62%	2.27%
Portfolio turnover rate	101%	30%	91%	70%	73%

1	Excluding applicable sales charges

See Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS I	2010	2009	2008	2007	2006

Net asset value, beginning of period	$9.63	$9.81	$9.88	$9.88	$10.03

Income from investment operations
Net investment income	0.32	0.39	0.37	0.36	0.33
Net realized and unrealized gains or losses on investments	0.46	(0.18)	(0.06)	0	(0.16)

Total from investment operations	0.78	0.21	0.31	0.36	0.17

Distributions to shareholders from
Net investment income	(0.33)	(0.39)	(0.38)	(0.36)	(0.32)

Net asset value, end of period	$10.08	$9.63	$9.81	$9.88	$9.88

Total return	8.26%	2.22%	3.16%	3.68%	1.73%

Ratios and supplemental data
Net assets, end of period (thousands)	$133,324	$109,470	$186,762	$252,489	$349,187
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.64%	0.62%	0.60%	0.59%	0.60%
Expenses excluding waivers/reimbursements and expense reductions	0.64%	0.62%	0.60%	0.59%	0.60%
Net investment income	3.24%	4.08%	3.80%	3.62%	3.27%
Portfolio turnover rate	101%	30%	91%	70%	73%

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS

May 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.2%
AIRPORT 3.2%
Chicago, IL. O’Hare Intl. Arpt. RRB:
Ser. A, 5.00%, 01/01/2017	$2,000,000	$2,206,120
Ser. D, 5.25%, 01/01/2016	1,250,000	1,338,538
Dallas-Fort Worth, TX Intl. Arpt. RB, Ser. B, 5.75%, 11/01/2018, (Insd. by MBIA)	3,000,000	3,009,180

		6,553,838

COMMUNITY DEVELOPMENT DISTRICT 3.1%
Arizona Watson Road Cmnty. Facs. Dist. Spl. Assmt. RB:
5.10%, 07/01/2012	1,225,000	1,213,571
5.20%, 07/01/2013	1,295,000	1,266,018
5.30%, 07/01/2014	1,465,000	1,420,976
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.25%, 07/01/2010	396,000	396,895
Henderson, NV Local Impt. Dist. RB:
4.70%, 09/01/2012 +	1,755,000	1,070,673
5.00%, 09/01/2013 +	2,215,000	1,013,850

		6,381,983

CONTINUING CARE RETIREMENT COMMUNITY 3.5%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RRB, Army Retirement Residence Proj., 5.00%, 07/01/2011	320,000	327,510
Fulton Cnty., GA Residential Care Facs. RB, First Mtge. Lenbrook Proj., Ser. A, 5.00%, 07/01/2017	2,500,000	2,372,375
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB:
Air Force Vlg. Obl. Group Proj., 5.00%, 05/15/2013	1,000,000	1,030,720
Buckner Retirement Svcs., Inc. Proj., 5.00%, 11/15/2014	500,000	534,965
Washington Hsg. Fin. Nonprofit Cmnty. RB, Skyline At First Hill Proj., Ser. B, 5.10%, 01/01/2013	3,000,000	2,942,070

		7,207,640

EDUCATION 13.6%
ABAG Fin. Auth. for Nonprofit Corps. COP, Marin Academy Proj., 2.00%, 07/01/2029	3,100,000	3,100,000
Alabama Pub. Sch. & College Auth. RRB, Capital Impt. Proj., Ser. A, 5.00%, 05/01/2016	2,000,000	2,272,200
Clark Cnty., WA RRB, Sch. District No. 114 Proj., 5.25%, 12/01/2012	5,000,000	5,561,750
Miami-Dade Cnty., FL Edl. Facs. Auth. RB, Univ. of Miami, Ser. A, 5.25%, 04/01/2016	1,000,000	1,108,110
New Jersey Higher Ed. Assistance Auth. RB, Ser. 1-A, 4.75%, 12/01/2029	2,000,000	2,019,460
Newberry Cnty., SC RB, Investing in Children’s Ed. Sch. Dist. Proj., 5.25%, 12/01/2014	1,000,000	1,081,930
North Texas Higher Ed. Auth. Inc. RB, Ser. 1, Class A, FRN, 3.00%, 07/01/2019	1,500,000	1,500,240
Pennsylvania Higher Edl. Facs. Auth. RB, St. Joseph’s Univ., Ser. A, 2.00%, VRDN, (LOC: Allied Irish Banks plc)	2,025,000	2,025,000
Troy, NY Capital Resource Corp. RB, Rensselaer Polytechnic Proj., Ser. B, 5.00%, 09/01/2015 #	2,000,000	2,207,500

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

May 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
University of Colorado Enterprise Sys. RRB, Ser. 2007-A, 0.56%, VRDN, (Insd. by MBIA)	$6,820,000	$6,820,000

		27,696,190

ELECTRIC REVENUE 5.0%
De Soto Parish, LA PCRB, Southwestern Elec. Power Proj., 3.25%, 01/01/2019	2,200,000	2,202,750
Farmington, NM PCRB, Southern California Edison Proj., Ser. A, 2.875%, 04/01/2029	2,000,000	1,989,660
Louisa, VA IDA PCRRB, Virginia Elec. & Power Co. Proj., Ser. A, 5.375%, 11/01/2035	2,000,000	2,190,440
New Hampshire Business Fin. Auth. PCRB, UTD Illuminating Proj., Ser. A, 4.50%, 07/01/2027	1,450,000	1,483,727
Sikeston, MO Elec. RRB, 6.20%, 06/01/2010, (Insd. by MBIA)	2,255,000	2,255,902

		10,122,479

GENERAL OBLIGATION – LOCAL 3.1%
Long Beach, CA GO BAN, California Cmnty. Colleges, Ser. A, 9.85%, 01/15/2013	4,000,000	4,737,760
Yonkers, NY GO, Ser. 2010-A, 5.00%, 11/15/2017	1,500,000	1,655,775

		6,393,535

GENERAL OBLIGATION – STATE 1.9%
Massachusetts GO, Ser. A, FRN, 0.84%, 02/01/2014	1,000,000	1,003,300
Missouri Hsg. Dev. GO, Home Ownership Loan Program, Ser. B, 5.80%, 09/01/2035, (Insd. by FNMA & GNMA)	1,695,000	1,779,343
Virgin Islands Pub. Fin. Auth. GO, Ser. A, 6.00%, 10/01/2014	1,000,000	1,064,000

		3,846,643

HOSPITAL 19.6%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr. Proj., Ser. F, FRN, 1.36%, 05/15/2038	4,000,000	4,000,000
Arizona Hlth. Facs. Auth. RB:
Catholic Healthcare West Proj., Ser. E, 5.00%, 07/01/2029	2,570,000	2,706,133
Phoenix Children’s Hosp. Proj., Ser. B, FRN, 1.16%, 02/01/2042	3,000,000	2,733,750
Colorado Hlth. Facs. Auth. RB, Catholic Hlth. Proj., Ser. C-8, 4.10%, 09/01/2036	2,000,000	2,079,340
Florida Halifax Hosp. Med. Ctr. RB, Ser. A, 5.25%, 06/01/2016	1,000,000	1,070,420
Henderson, NV Hlth. Care Facs. RB, Catholic Hlth. Care West, Ser. B, 5.00%, 07/01/2013 +	2,000,000	2,141,660
Illinois Fin. Auth. RB, Resurrection Hlth. Care, Ser. B, 5.00%, 05/15/2014	4,500,000	4,889,385
Illinois Hlth. Facs. Auth. RB, FRN, 0.56%, 05/15/2024, (Liq.: Merrill Lynch & Co., Inc.)	3,000,000	3,000,000
Indiana Hlth. Facs. Fin. Auth. RB, Ascension Hlth., Ser. A, 5.00%, 11/01/2027	1,500,000	1,637,355
Kent, MI Hosp. Fin. Auth. RB, Spectrum Hlth. Sys., Ser. A, 5.25%, 01/15/2047	3,000,000	3,284,760
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RRB, 5.00%, 11/01/2014	500,000	550,350
New York Dorm. Auth. RB, North Shore Jewish Proj., Ser. B, FRN, 0.96%, 05/01/2018	2,490,000	2,212,988
North Texas Hlth. Facs. Dev. Corp. Hosp. RB, United Regl. Hlth. Care Sys. Hosp., 5.00%, 09/01/2017	850,000	907,069

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

May 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Northampton Cnty., PA Hosp. Auth. RB, St. Lukes Hosp. Proj., Ser. C, 4.50%, 08/15/2032	$1,425,000	$1,439,378
Scottsdale, AZ., IDA RB, Healthcare Proj., Ser. G, FRN, 1.44%, 05/01/2041	1,000,000	1,000,000
Shelby Cnty., TN Hlth. Ed. & Hsg. Facs. RB, Baptist Mem. Hlth. Proj., 5.00%, 09/01/2015	2,750,000	3,021,617
Wisconsin Hlth. & Edl. Facs. Auth. RB, Aurora Healthcare, Inc., Ser. B, 4.75%, 08/15/2025	3,000,000	3,183,630

		39,857,835

HOUSING 4.9%
District of Columbia Mtge. Fin. Agcy. SFHRB, Ser. B, 5.625%, 06/01/2035	1,295,000	1,359,918
Maine Hsg. Auth. RB, Ser. A-2, 4.55%, 11/15/2026	285,000	292,846
Nevada Hsg. Division SFHRB:
Ser. A-2, 5.75%, 04/01/2032	220,000	231,803
Ser. C-2, 5.40%, 04/01/2031	330,000	346,926
Oregon Hsg. & Cmnty. Svcs. SFHRB:
Ser. H, 5.125%, 01/01/2029	20,000	20,884
Ser. J, 4.70%, 07/01/2030	330,000	332,637
Pinellas Cnty., FL HFA RB, Multi-Cnty. Program, Ser. B, 6.20%, 09/01/2034, (Insd. by FNMA & GNMA)	5,000	5,071
South Dakota HDA RB, Homeownership Mtge. Program, Ser. F, 5.25%, 05/01/2028	2,270,000	2,361,027
Wisconsin Hsg. & EDA RB, Homeownership Mtge. Program, Ser. A, VRDN, 0.35%, 03/01/2035, (SPA: WestLB AG)	5,000,000	5,000,000

		9,951,112

INDUSTRIAL DEVELOPMENT REVENUE 15.8%
Courtland, AL Indl. Dev. Board Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 5.00%, 11/01/2013	4,000,000	4,278,120
Dade Cnty., FL IDRB, Dolphins Stadium Proj., Ser. C, FRN, 3.20%, 07/01/2032	1,000,000	1,000,000
Indiana Dev. Fin. Auth. RB, Waste Mgmt., Inc. Proj., 4.70%, 10/01/2031	1,250,000	1,300,800
Jasper Cnty., IN PCRRB:
4.15%, 08/01/2010, (Insd. by MBIA)	1,000,000	1,003,680
5.20%, 06/01/2013, (Insd. by MBIA)	2,000,000	2,129,700
Michigan Strategic Fund Solid Waste Disposal Ltd. Obl. RRB, Waste Mgmt., Inc. Proj., 4.50%, 12/01/2013	4,000,000	4,153,760
Mission, TX Econ. Dev. Corp. Solid Waste Disposal RB, Allied Waste, Inc. Proj., Ser. A, 5.20%, 04/01/2018	2,850,000	2,859,006
New York Env. Facs. Corp. RB, Waste Mgmt. Proj., Ser. A, 4.55%, 05/01/2012	3,000,000	3,058,080
Ohio Air Quality Dev. Auth. RRB, Columbus Southern Pwr. Co., Ser. A, 3.875%, 12/01/2038	2,000,000	2,065,400
Oklahoma Dev. Fin. Auth. RRB, Pub. Svcs. Co. Proj., 5.25%, 06/01/2014	5,000,000	5,437,650
Richland Cnty., SC Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 4.60%, 09/01/2012	1,500,000	1,584,285
West Virginia EDA PCRRB, Appalachian Power Co. Proj., Ser. D, 4.85%, 05/01/2019	3,000,000	3,200,850

		32,071,331

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

May 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 4.5%
Hawaii Hwy. RB, Ser. A, 5.00%, 01/01/2013	$645,000	$687,719
Kentucky Asset/Liability Cmnty. Agcy. RB, Fed. Hwy. Proj., First Series, 5.00%, 09/01/2015	3,000,000	3,450,720
Michigan Muni. Bond Auth. RB, State Aid Notes:
Ser. B, 5.00%, 03/21/2011	1,500,000	1,501,005
Ser. D, 9.50%, 08/20/2010	1,000,000	998,930
Tennessee Energy Acquisition Corp. RB, Ser. C, 5.00%, 02/01/2015	2,375,000	2,465,986

		9,104,360

POWER 2.7%
Piedmont, SC Muni. Elec. Power Agcy. RRB, Ser. A-3, 5.00%, 01/01/2016	5,000,000	5,473,400

PRE-REFUNDED 0.3%
California Pollution Ctl. Fin. Auth. RB, North Cnty. Recycling Ctr., Ser. A, 6.75%, 07/01/2011	185,000	191,270
Indiana Hlth. Facs. Fin. Auth. RB, Ascension Hlth., Ser. F, 5.50%, 11/15/2010	135,000	138,168
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	195,000	195,956

		525,394

RESOURCE RECOVERY 1.5%
Beaver Cnty., PA IDA PCRRB, FirstEnergy Generation Corp. Proj., Ser. 2008-B, 3.00%, 10/01/2047	3,000,000	3,024,600

SALES TAX 1.1%
Confluence Metro. Dist. of Colorado RB, 5.25%, 12/01/2017	2,000,000	1,742,060
Coralville, IA Urban Renewal Tax Increment RB, Ser. C, 5.00%, 06/01/2010	500,000	500,125

		2,242,185

SPECIAL TAX 3.7%
Louisiana Gas & Fuel Tax RB, Ser. A1, FRN, 1.06%, 05/01/2043 #	2,500,000	2,500,000
Virgin Islands Pub. Fin. Auth. RRB, Ser. C, 5.00%, 10/01/2016	4,000,000	4,255,280
Wyandotte Cnty. & Kansas City, KS Unified Govt. Spl. Obl. RRB, Ser. B, 4.75%, 12/01/2016	660,000	687,898

		7,443,178

TRANSPORTATION 2.6%
Central Texas Regl. Mobility Auth. RB, 5.75%, 01/01/2017	500,000	530,605
Merrill Lynch Puttable Floating Option Tax-Exempt Receipts, Ser. PT-3931, VRDN, 0.56%, 07/01/2030	4,875,000	4,875,000

		5,405,605

UTILITY 8.1%
Lakeland, FL Energy Sys. RRB, FRN, 1.41%, 10/01/2014	3,000,000	3,018,000
Philadelphia, PA Gas Works RRB, Ser. 8-A, 5.00%, 08/01/2015	2,000,000	2,081,820

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

May 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY continued
Texas Muni. Gas Acquisition & Supply Corp. RB:
Gas Supply Proj.:
Ser. A, 5.00%, 12/15/2015	$1,205,000	$1,267,515
Ser. B, FRN, 0.78%, 09/15/2017	5,000,000	4,781,250
Ser. D, 5.625%, 12/15/2017	5,000,000	5,283,100

		16,431,685

Total Municipal Obligations (cost $196,858,043)		199,732,993

	Shares	Value

SHORT-TERM INVESTMENTS 2.6%
MUTUAL FUND SHARES 2.6%
Evergreen Institutional Municipal Money Market Fund, Class I, 0.23% q ø ## (cost $5,278,216)	5,278,216	5,278,216

Total Investments (cost $202,136,259) 100.8%		205,011,209
Other Assets and Liabilities (0.8%)		(1,624,198)

Net Assets 100.0%		$203,387,011

#	When-issued or delayed delivery security
+	Security is deemed illiquid (unaudited).
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at May 31, 2010.

Summary of Abbreviations
BAN	Bond Anticipation Note
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corporation
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

May 31, 2010

The following table shows the percent of total investments by geographic location as of May 31, 2010:

Texas	10.7%
Pennsylvania	6.1%
Illinois	5.6%
Colorado	5.2%
Arizona	5.0%
Michigan	4.8%
New York	4.5%
South Carolina	4.2%
Washington	4.1%
Wisconsin	4.0%
California	3.9%
Alabama	3.2%
Florida	3.0%
Indiana	3.0%
Oklahoma	2.7%
Tennessee	2.7%
U.S. Virgin Islands	2.6%
Puerto Rico	2.5%
Louisiana	2.3%
Nevada	2.3%
Missouri	2.0%
Kentucky	1.7%
West Virginia	1.6%
Georgia	1.2%
South Dakota	1.2%
Virginia	1.1%
New Jersey	1.0%
New Mexico	1.0%
Ohio	1.0%
District of Columbia	0.7%
New Hampshire	0.7%
Massachusetts	0.5%
Hawaii	0.3%
Kansas	0.3%
Iowa	0.2%
Maryland	0.2%
Oregon	0.2%
Maine	0.1%
Non-state specific	2.6%

100.0%

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of May 31, 2010 (unaudited):

AAA	4.8%
AA	22.8%
A	23.6%
BBB	23.5%
BB	1.6%
NR	23.7%

100.0%

The following table shows the percent of total bonds based on effective maturity as of May 31, 2010 (unaudited):

Less than 1 year	18.3%
1 to 3 year(s)	16.3%
3 to 5 years	31.5%
5 to 10 years	30.0%
10 to 20 years	2.3%
20 to 30 years	1.1%
Greater than 30 years	0.5%

100.0%

See Notes to Financial Statements

19

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2010

Assets
Investments in unaffiliated issuers, at value (cost $196,858,043)	$199,732,993
Investments in affiliated issuers, at value (cost $5,278,216)	5,278,216

Total investments	205,011,209
Receivable for securities sold	2,610,000
Receivable for Fund shares sold	777,057
Interest receivable	2,417,907
Prepaid expenses and other assets	34,040

Total assets	210,850,213

Liabilities
Dividends payable	176,761
Payable for securities purchased	4,681,420
Payable for Fund shares redeemed	2,538,548
Advisory fee payable	8,979
Distribution Plan expenses payable	1,221
Due to other related parties	2,339
Accrued expenses and other liabilities	53,934

Total liabilities	7,463,202

Net assets	$203,387,011

Net assets represented by
Paid-in capital	$211,180,637
Overdistributed net investment income	(201,986)
Accumulated net realized losses on investments	(10,466,590)
Net unrealized gains on investments	2,874,950

Total net assets	$203,387,011

Net assets consists of
Class A	$51,647,214
Class B	1,469,092
Class C	16,947,044
Class I	133,323,661

Total net assets	$203,387,011

Shares outstanding (unlimited number of shares authorized)
Class A	5,122,142
Class B	145,690
Class C	1,680,758
Class I	13,222,265

Net asset value per share
Class A	$10.08
Class A — Offering price (based on sales charge of 2.25%)	$10.31
Class B	$10.08
Class C	$10.08
Class I	$10.08

See Notes to Financial Statements

20

STATEMENT OF OPERATIONS

Year Ended May 31, 2010

Investment income
Interest	$7,506,511
Income from affiliated issuers	10,706

Total investment income	7,517,217

Expenses
Advisory fee	776,027
Distribution Plan expenses
Class A	115,682
Class B	17,877
Class C	136,220
Administrative services fee	194,007
Transfer agent fees	75,464
Trustees’ fees and expenses	4,147
Printing and postage expenses	25,262
Custodian and accounting fees	57,016
Registration and filing fees	59,908
Professional fees	35,803
Other	6,156

Total expenses	1,503,569
Less: Expense reductions	(54)
Expense reimbursements	(23,137)

Net expenses	1,480,378

Net investment income	6,036,839

Net realized and unrealized gains or losses on investments
Net realized gains on securities in unaffiliated issuers	858,773
Net change in unrealized gains or losses on securities in unaffiliated issuers	7,899,300

Net realized and unrealized gains or losses on investments	8,758,073

Net increase in net assets resulting from operations	$14,794,912

See Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,

	2010		2009

Operations
Net investment income		$6,036,839		$7,952,664
Net realized gains or losses on investments		858,773		(2,563,742)
Net change in unrealized gains or losses on investments		7,899,300		(3,609,838)

Net increase in net assets resulting from operations		14,794,912		1,779,084

Distributions to shareholders from
Net investment income
Class A		(1,445,795)		(1,679,011)
Class B		(43,838)		(99,512)
Class C		(313,064)		(276,268)
Class I		(4,423,049)		(5,784,725)

Total distributions to shareholders		(6,225,746)		(7,839,516)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	2,312,268	23,003,862	1,339,146	12,762,656
Class B	31,594	313,826	132,289	1,268,752
Class C	967,055	9,614,628	592,453	5,592,997
Class I	10,616,113	105,430,928	1,791,854	17,306,118

		138,363,244		36,930,523

Net asset value of shares issued in reinvestment of distributions
Class A	111,466	1,106,685	132,762	1,264,948
Class B	3,433	33,983	7,565	72,202
Class C	19,547	194,180	16,501	157,014
Class I	154,121	1,535,028	101,839	972,333

		2,869,876		2,466,497

Automatic conversion of Class B shares to Class A shares
Class A	49,008	479,579	132,710	1,264,244
Class B	(49,008)	(479,579)	(132,710)	(1,264,244)

		0		0

Payment for shares redeemed
Class A	(1,530,627)	(15,191,244)	(2,094,862)	(19,818,241)
Class B	(73,040)	(726,546)	(239,484)	(2,293,819)
Class C	(396,298)	(3,937,222)	(316,791)	(3,001,710)
Class I	(8,921,341)	(88,999,598)	(9,559,799)	(90,750,617)

		(108,854,610)		(115,864,387)

Net increase (decrease) in net assets resulting from capital share transactions		32,378,510		(76,467,367)

Total increase (decrease) in net assets		40,947,676		(82,527,799)
Net assets
Beginning of period		162,439,335		244,967,134

End of period		$203,387,011		$162,439,335

Overdistributed net investment income		$(201,986)		$(14,242)

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Short-Intermediate Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Effective after the close of business on June 30, 2009, Class B shares were closed to new accounts and additional purchases by existing shareholders. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares had been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

23

NOTES TO FINANCIAL STATEMENTS continued

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications

24

NOTES TO FINANCIAL STATEMENTS continued

are due expiration of capital loss carryovers and overdistributed net investment income. During the year ended May 31, 2010, the following amounts were reclassified:

Paid-in capital	$(48,336)
Overdistributed net investment income	1,163
Accumulated net realized losses on investments	47,173

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.27% as average daily net assets increase. For the year ended May 31, 2010, the advisory fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended May 31, 2010, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $23,137.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the year ended May 31, 2010, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen

25

NOTES TO FINANCIAL STATEMENTS continued

Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the year ended May 31, 2010, WFFD and/or EIS received $7,949 from the sale of Class A shares and $5,390, $3,723 and $4,828 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $219,002,779 and $188,569,604, respectively, for the year ended May 31, 2010.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Municipal obligations	$0	$199,732,993	$0	$199,732,993
Short-term investments	5,278,216	0	0	5,278,216

	$5,278,216	$199,732,993	$0	$205,011,209

26

NOTES TO FINANCIAL STATEMENTS continued

Further details on the major security types listed above can be found in the Schedule of Investments.

On May 31, 2010, the aggregate cost of securities for federal income tax purposes was $202,136,259. The gross unrealized appreciation and depreciation on securities based on tax cost was $5,375,082 and $2,500,132, respectively, with a net unrealized appreciation of $2,874,950.

As of May 31, 2010, the Fund had $10,466,590 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2011	2012	2013	2014	2015	2016	2017	2018

$934,887	$1,541,603	$648,180	$1,880,592	$2,683,935	$1,072,424	$1,267,204	$437,765

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended May 31, 2010, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2010, the components of distributable earnings on a tax basis were as follows:

		Temporary
Unrealized	Capital Loss	Book/Tax
Appreciation	Carryovers	Differences

$2,874,950	$10,466,590	$(201,986)

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was as follows:

	Year Ended May 31,

	2010	2009

Ordinary Income	$106,638	$50,646
Exempt-Interest Income	6,119,108	7,788,870

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

27

NOTES TO FINANCIAL STATEMENTS continued

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the year ended May 31, 2010, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters,

28

NOTES TO FINANCIAL STATEMENTS continued

EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

In addition, the U.S. District Court for the District of Massachusetts has consolidated three purported class actions into In re Evergreen Ultra Short Opportunities Fund Securities Litigation. The plaintiffs filed a consolidated amended complaint on April 30, 2009 against various Evergreen entities, including EIMC and EIS, the Evergreen funds’ former distributor, and Evergreen Fixed Income Trust and its Trustees. The complaint generally alleges that investors in Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in Ultra Short Fund at different points in time and (iii) the failure of Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund. The complaint seeks damages in an amount to be determined at trial.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

12. SUBSEQUENT EVENT

Effective at the close of business on July 9, 2010, Wells Fargo Advantage Short-Term Municipal Bond Fund acquired the net assets of the Fund in a tax-free exchange for shares of the Wells Fargo Advantage Short-Term Municipal Bond Fund.

29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Short-Intermediate Municipal Bond Fund, a series of the Evergreen Municipal Trust, as of May 31, 2010 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2010 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Short-Intermediate Municipal Bond Fund as of May 31, 2010, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 30, 2010

30

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended May 31, 2010, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 98.29%. The percentage of distributions subject to the federal alternative minimum tax will be reported to shareholders in January 2011.

31

ADDITIONAL INFORMATION (unaudited) continued

SPECIAL MEETING OF SHAREHOLDERS

On June 8, 2010, a Special Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal 1 — The proposed reorganization of the Fund into Wells Fargo Advantage Short-Term Municipal Bond Fund, a series of Wells Fargo Funds Trust, a Delaware statutory trust:

Net assets voted “For”	$131,706,859
Net assets voted “Against”	$2,927,224
Net assets voted “Abstain”	$4,123,836

32

This page left intentionally blank

33

This page left intentionally blank

34

This page left intentionally blank

35

TRUSTEES AND OFFICERS

TRUSTEES[1]
Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Shareholder, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

36

TRUSTEES AND OFFICERS continued

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s representation of affiliates of Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

123612 566602 rv7 07/2010

Evergreen Strategic Municipal Bond Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
7	PORTFOLIO MANAGER COMMENTARY
9	ABOUT YOUR FUND’S EXPENSES
10	FINANCIAL HIGHLIGHTS
14	SCHEDULE OF INVESTMENTS
28	STATEMENT OF ASSETS AND LIABILITIES
29	STATEMENT OF OPERATIONS
30	STATEMENTS OF CHANGES IN NET ASSETS
31	NOTES TO FINANCIAL STATEMENTS
38	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
39	ADDITIONAL INFORMATION
44	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

July 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Valued Shareholder:

We are pleased to provide the Annual Report for Evergreen Strategic Municipal Bond Fund for the twelve-month period ended May 31, 2010 (the “period”).

During the period, fixed-income markets continued to show steady improvement, resulting in positive returns in nearly every sector of the bond markets. These broad trends only modestly pulled back at the end of the period with the return of some risk aversion due to concerns over sovereign debt issues in Europe. Nonetheless, fixed-income securities that performed the worst during the credit crisis of 2008 generally performed the best over the period, offering investors attractive returns in several fixed-income asset classes. In the municipal bond market in particular, the period saw a volatile rebound from the huge drops seen from 2007 into late 2008 and early 2009, spiking in October of 2009 before settling back down in the latter months of the fiscal year.

Government interventions inspired much of the strong performance in the fixed-income markets, including municipals. Build America Bonds (BABs), for which 35% of the interest cost is reimbursed to the issuer via a federal government subsidy, offered lower interest costs to many municipal issuers for capital projects during the period. BABs were first devised and issued in early 2009 to help ailing municipalities raise money by allowing them to sell taxable bonds for capital projects while receiving a rebate from the federal government for a portion of their borrowing costs. The program is geared to attract institutional investors who typically do not buy tax-exempt paper. Further, issuers have benefited from the perception that BAB loans will limit tax-exempt issuance and thus increase investor demand going forward. BABs were very popular with taxable bond buyers throughout the period, and replaced a portion of the new issue supply of traditional tax-exempt municipal bonds, especially at the longer end of the yield curve. BABs thus acted as an additional prop for the prices of longer-maturity tax-exempt issues. The program has been extended to 2014, but the interest subsidy by the federal government will be gradually reduced to 30% from the current 35%.

Extensive government policy measures—including extraordinarily accommodative monetary policy in the first half of 2009—bolstered investor confidence during the period, which made several types of securities that had been priced for worst-case scenarios suddenly become attractively undervalued in the assessment of many investors. Both equity markets and non-U.S. Treasury fixed-income markets rallied for most of the rest of 2009. Thus, the recent 12-month period that ended May 31, 2010, began with a strong rally and increasing confidence in the fixed-income markets.

LETTER TO SHAREHOLDERS continued

This restoration of investor confidence proved to be an essential component of the broader equity and fixed-income rallies. Once investors trusted that financial companies were not going to slide into insolvency, the prospects for a broader economic recovery began to take root and lasted for much of the 12-month period. The high-yield market continued to perform strongly over the period, only showing the first signs of pulling back a bit in February and May of 2010. But in general, investment strategies that favored riskier securities throughout the period outperformed strategies that preferred higher-quality assets.

Overall, then, this was quite a strong period for the credit markets, despite some declines in valuations during May 2010 with the return of risk aversion from global sovereign debt concerns. Even with that temporary market anxiety, signs of economic strengthening in the United States continued to appear in measures of retail sales and durable goods orders. Consumer confidence continued to tick higher in 2010, and it appeared that consumers’ thrifty habits which developed during the recession slackened a bit, as consumer spending surged higher.

During the period, the investment managers of Evergreen’s national municipal bond funds paid careful attention to risk management, focusing on the underlying quality of investments while carefully assessing interest rate trends and the supply and demand forces. The team managing Evergreen Municipal Bond Fund invested in the municipal market in general, with a focus on investment grade securities in particular, with the flexibility to invest in bonds of different maturities. The management of Evergreen High Income Municipal Bond Fund focused on income, specifically lower investment grade securities. The teams managing Evergreen Intermediate Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund emphasized bonds with limited maturities and less exposure to changes in interest rates. Meanwhile, the management of Evergreen Strategic Municipal Bond Fund sought to maximize credit quality by focusing on underlying credit quality and ratings and focused on limiting interest rate risk by investing primarily in higher-coupon, shorter-duration municipal securities.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

FUND AT A GLANCE

as of May 31, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Sub-Advisor:

Stamper Capital & Investments, Inc.

Portfolio Manager:

B. Clark Stamper

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2010.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 3/21/1985

	Class A	Class B	Class C	Class I
Class inception date	12/1/1994	3/21/1985	8/18/1997	10/6/1997

Nasdaq symbol	VMPAX	VMPIX	DHICX	VMPYX

Average annual return*

1-year with sales charge	-1.18%	-2.01%	1.99%	N/A

1-year w/o sales charge	3.76%	2.99%	2.99%	4.02%

5-year	2.20%	2.09%	2.45%	3.48%

10-year	3.52%	3.28%	3.26%	4.32%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Class B shares are closed to new investments by new and existing shareholders.

Returns reflect expense limits previously in effect, without which returns would have been lower.

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Strategic Municipal Bond Fund Class A shares, reflective of maximum applicable sales charge, versus a similar investment in the Barclays Capital Municipal Bond Index (BCMBI) and the Consumer Price Index (CPI).

The BCMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

FUND AT A GLANCE continued

This section left intentionally blank

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of May 31, 2010, and subject to change.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 3.76% for the twelve-month period ended May 31, 2010, excluding any applicable sales charges. During the same period, the BCMBI returned 8.52%.

The fund’s objective is to seek current income exempt from federal income taxes, other than the alternative minimum tax, as part of a long-term strategy of achieving tax-advantaged total return.

Investment process

Given the fund’s mandate of seeking superior risk-adjusted performance, it is important for us to highlight the extreme volatility of the municipal market in general over the last few years. In the municipal bond market in general, the fiscal year that ended May 31, 2010, was a volatile rebound from the huge drops seen from 2007 into early 2009. During the last 12 months, the municipal market spiked to a rebound high in early October 2009 before selling off sharply and then settling into more rational levels of activity from December 2009 to the end of the period. From the time of that precipitous drop in 2007 to the market recovery this past fiscal year, shorter-term municipal bonds generally outperformed intermediate-, longer-term and high-yield municipal bonds and funds on a risk-adjusted basis. Although the fund could have been primarily or even entirely in any one of those categories, we chiefly positioned the fund in the short-duration, high-quality area of the market, which overall proved a fortuitous strategy for riding out the instability that began over two years ago.

As has historically been the case, we sought to achieve top levels of tax-free return for the amount of risk taken during the past fiscal year. The fund has no credit-quality or duration/maturity restrictions; it may invest across the entire municipal bond market. Typically we will seek to position the fund in issues that we believe have superior upside potential and downside protection with respect to credit quality and characteristics (i.e., what it is secured by and/or source of revenues). We also consider interest rate risk and security characteristics, such as coupon size, call schedule, maturity schedule, and maturity date.

During the volatile period that began in 2007, we positioned the fund so that it was ultimately properly prepared for the significant decline in bond prices before the market finally rebounded in early 2009. Since then, and through much of this past fiscal year, the fund was positioned even more defensively, with an increased focus on extra liquidity, strong underlying credit quality, and a shorter maximum duration/maturity similar to what we had implemented after prior market rebounds experienced in the past decade.

As of May 31, 2010, the fund’s effective duration was approximately 1.5 years, with its longest possible duration (if every position extends to its maximum) at around 4.6 years, down from approximately 7 years in 2007 and 2008.

PORTFOLIO MANAGER COMMENTARY continued

Contributors to performance

As noted above, one of the greatest contributors to the fund’s strong risk-adjusted performance during the period was its relatively short average duration and higher-than-average credit quality. Also contributing extra income was a relatively large allocation to cushion bonds, which typically have higher-than-average coupons compared with new bonds issued at prevailing interest rates. Stabilizing the fund’s performance even more was a very large proportion of short-duration bonds pre-refunded in U.S. governments, which helped the fund weather the volatility that occurred in between the municipal bond market’s tops in early October of 2009 and late April of 2010. (These short-duration, pre-refunded bonds also provided increased liquidity in the event of fund redemptions).

Detractors from performance

After being very well positioned for the downdraft in municipal bond prices from the 2007 highs to the late 2008/early 2009 lows, the fund could have performed better, especially in the big rebound months of August and September of 2009, if it had been more aggressively invested.

Portfolio management outlook

At the beginning of calendar 2010—approximately the mid-point of the fund’s fiscal year—we were well aware of many economic crosscurrents in the financial markets. At the time, our summary view was that the market’s upside potential was small but the downside probability was high. Since that time, we experienced the equity intra-day “flash” crash on May 6, 2010, when the stock market low was 12% below the top of just ten days prior. Because of the subsequent rebound, many had hoped the crash was just a technical glitch. However, later in May and again in early June, most if not all equity indices were again below the “flash” low. To us, this situation is eerily similar to the quivers we felt in the equity markets in early and mid 2007, which ultimately was an indication of a significant peak in almost all financial markets. Unfortunately, we currently expect that we could see much lower returns in all risky asset classes in the coming months, including possibly all but the highest-quality municipal bonds. Because of these concerns, we now have positioned the fund even more defensively and with even better liquidity than we did at the 2007/2008 top, when the fund proved to be a standout performer. Our present mission is to continue seeking top risk-adjusted performance relative to all asset classes for those investors in the higher federal income tax brackets.

This commentary reflects the views and opinions of the fund’s portfolio manager(s) on the date indicated and may include statements that constitute “forward-looking statements” under the U.S. Securities laws. Forward-looking statements include, among other things, projections, estimates and information about possible or future results related to the fund, markets, or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and Evergreen undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed herein (including any forward-looking statements) may not be relied upon as investment advice or as an indication of the fund’s trading intent.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2009 to May 31, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	12/1/2009	5/31/2010	During Period*

Actual
Class A	$1,000.00	$1,010.08	$5.01
Class B	$1,000.00	$1,006.31	$8.75
Class C	$1,000.00	$1,006.32	$8.75
Class I	$1,000.00	$1,011.33	$3.71
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,019.95	$5.04
Class B	$1,000.00	$1,016.21	$8.80
Class C	$1,000.00	$1,016.21	$8.80
Class I	$1,000.00	$1,021.24	$3.73

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.00% for Class A, 1.75% for Class B, 1.75% for Class C and 0.74% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS A	2010	2009	2008	2007	2006

Net asset value, beginning of period	$8.59	$8.70	$8.78	$8.75	$8.74

Income from investment operations
Net investment income	0.25	0.31	0.33	0.32	0.25
Net realized and unrealized gains or losses on investments	0.08	(0.11)	(0.08)	0.01	0.01

Total from investment operations	0.33	0.20	0.25	0.33	0.26

Distributions to shareholders from
Net investment income	(0.25)	(0.31)	(0.33)	(0.30)	(0.25)

Net asset value, end of period	$8.67	$8.59	$8.70	$8.78	$8.75

Total return[1]	3.76%	2.54%	2.90%	3.86%	2.99%

Ratios and supplemental data
Net assets, end of period (thousands)	$329,475	$333,901	$287,472	$286,672	$356,937
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.99%	1.01%	1.01%	1.00%	0.98%
Expenses excluding waivers/reimbursements and expense reductions	0.99%	1.01%	1.05%	1.05%	1.03%
Net investment income	2.85%	3.64%	3.76%	3.60%	2.86%
Portfolio turnover rate	40%	53%	59%	55%	65%

1	Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS B	2010	2009	2008	2007	2006

Net asset value, beginning of period	$8.57	$8.68	$8.76	$8.73	$8.72

Income from investment operations
Net investment income	0.19 [1]	0.25 [1]	0.25	0.25 [1]	0.18
Net realized and unrealized gains or losses on investments	0.07	(0.11)	(0.07)	0.02	0.02

Total from investment operations	0.26	0.14	0.18	0.27	0.20

Distributions to shareholders from
Net investment income	(0.18)	(0.25)	(0.26)	(0.24)	(0.19)

Net asset value, end of period	$8.65	$8.57	$8.68	$8.76	$8.73

Total return[2]	2.99%	1.78%	2.13%	3.09%	2.27%

Ratios and supplemental data
Net assets, end of period (thousands)	$16,123	$31,991	$50,872	$78,158	$104,034
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.74%	1.76%	1.76%	1.75%	1.72%
Expenses excluding waivers/reimbursements and expense reductions	1.74%	1.76%	1.76%	1.75%	1.72%
Net investment income	2.20%	2.91%	3.02%	2.85%	2.11%
Portfolio turnover rate	40%	53%	59%	55%	65%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS C	2010	2009	2008	2007	2006

Net asset value, beginning of period	$8.62	$8.73	$8.81	$8.78	$8.77

Income from investment operations
Net investment income	0.18	0.24	0.27	0.25	0.19
Net realized and unrealized gains or losses on investments	0.09	(0.10)	(0.08)	0.02	0.01

Total from investment operations	0.27	0.14	0.19	0.27	0.20

Distributions to shareholders from
Net investment income	(0.19)	(0.25)	(0.27)	(0.24)	(0.19)

Net asset value, end of period	$8.70	$8.62	$8.73	$8.81	$8.78

Total return[1]	2.99%	1.78%	2.13%	3.09%	2.27%

Ratios and supplemental data
Net assets, end of period (thousands)	$130,775	$109,379	$88,638	$93,474	$120,178
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.74%	1.76%	1.76%	1.75%	1.72%
Expenses excluding waivers/reimbursements and expense reductions	1.74%	1.76%	1.76%	1.75%	1.72%
Net investment income	2.08%	2.88%	3.01%	2.85%	2.11%
Portfolio turnover rate	40%	53%	59%	55%	65%

1	Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS I	2010	2009	2008	2007	2006

Net asset value, beginning of period	$8.59	$8.70	$8.78	$8.75	$8.74

Income from investment operations
Net investment income	0.27	0.33	0.35	0.34	0.27
Net realized and unrealized gains or losses on investments	0.08	(0.10)	(0.08)	0.02	0.01

Total from investment operations	0.35	0.23	0.27	0.36	0.28

Distributions to shareholders from
Net investment income	(0.27)	(0.34)	(0.35)	(0.33)	(0.27)

Net asset value, end of period	$8.67	$8.59	$8.70	$8.78	$8.75

Total return	4.02%	2.80%	3.16%	4.13%	3.30%

Ratios and supplemental data
Net assets, end of period (thousands)	$151,636	$73,002	$72,118	$48,449	$37,794
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.75%	0.76%	0.76%	0.75%	0.72%
Expenses excluding waivers/reimbursements and expense reductions	0.75%	0.76%	0.76%	0.75%	0.72%
Net investment income	3.03%	3.89%	4.01%	3.86%	3.09%
Portfolio turnover rate	40%	53%	59%	55%	65%

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

May 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.2%
AIRPORT 7.2%
Atlanta, GA Arpt. RB, Ser. B, 6.00%, 01/01/2018	$5,000,000	$5,056,350
Atlanta, GA Arpt. RRB, Ser. A, 5.50%, 01/01/2021	3,550,000	3,597,499
Broward Cnty., FL Arpt. Sys. RB, Ser H-1, 5.25%, 10/01/2010, (Insd. by AMBAC)	1,730,000	1,744,445
Broward Cnty., FL Arpt. Sys. RRB, Ser. E, 5.25%, 10/01/2012, (Insd. by AMBAC)	4,000,000	4,030,160
Chicago, IL Midway Arpt. RB, Ser. B, 5.625%, 01/01/2029	340,000	340,116
Chicago, IL O’Hare Intl. Arpt. RB, Ser. A, 5.50%, 01/01/2016	3,065,000	3,066,287
Dallas, TX RB, Fort Worth Intl. Arpt., Ser. A, 6.00%, 11/01/2028	435,000	435,592
Houston, TX Arpt. Sys. RB:
Spl. Facs.:
Ser. A, 6.00%, 07/01/2014	5,030,000	5,044,034
Ser. B, 5.25%, 07/01/2014	350,000	350,676
Sub Lien:
Ser. A:
5.625%, 07/01/2021	2,530,000	2,536,730
6.00%, 07/01/2012	3,960,000	3,974,731
Ser. B, 5.25%, 07/01/2015	1,250,000	1,252,062
Lee Cnty., FL Arpt. RB, AMT, Ser. A, 6.00%, 10/01/2032, (Insd. by FSA)	4,400,000	4,460,984
Massachusetts Port Auth. RB, US Airways Proj.:
5.25%, 09/01/2011	1,480,000	1,448,062
5.25%, 09/01/2012	1,035,000	1,005,637
5.25%, 09/01/2013	1,610,000	1,551,589
Ser. A:
5.875%, 09/01/2023, (Insd. by MBIA)	3,975,000	3,249,602
6.00%, 09/01/2021, (Insd. by MBIA)	2,700,000	2,291,247
Oklahoma City, OK Arpt. Trust RB, 5.50%, 02/01/2012, (Insd. by AMBAC)	45,000	45,123

		45,480,926

CONTINUING CARE RETIREMENT COMMUNITY 0.8%
Dade Cnty., FL IDRRB, Convalescent Proj., Ser. A, 4.90%, 12/20/2010	120,000	120,382
Lubbock, TX Hlth. Facs. Dev. Corp. RB, Lutheran Retirement, 6.00%, 03/20/2029, (Insd. by GNMA)	1,000,000	1,032,660
Piedmont, NC HDA First Mtge. RRB, Nash Grove Manor, Inc., 8.00%, 01/01/2013	420,000	314,479
South Carolina Jobs EDA RB, Ebenezer Nursing Home, Inc., 6.90%, 01/20/2037	3,115,000	3,215,864

		4,683,385

EDUCATION 1.7%
California Edl. Facs. Auth. RB, College & Univ. Proj., 5.50%, 03/01/2011	135,000	135,467
California Pub. Works Board Lease RB, California State Univ. Proj.:
Ser. A, 5.25%, 12/01/2013	70,000	70,208
Ser. C:
5.25%, 10/01/2013	100,000	100,243
5.375%, 10/01/2016	500,000	501,750
5.40%, 10/01/2022	700,000	702,254

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
California Pub. Works Board Lease RRB:
California Cmnty. College Proj., Ser. B, 5.625%, 03/01/2016	$220,000	$220,363
California State Univ. Proj., Ser. A, 5.40%, 12/01/2016	1,050,000	1,052,982
Illinois Edl. Facs. Auth. Student Hsg. RB, Edl. Advancement Fund, Univ. Ctr. Proj., 6.00%, 05/01/2022	1,000,000	1,110,470
Massachusetts Edl. Fin. Auth. RB, Ser. A, 4.875%, 01/01/2011	405,000	405,891
Midlothian, TX Independent Sch. Dist. RB, 0.00%, 02/15/2018 ¤	5,000	3,123
Ohio Higher Edl. Fac. RB, Case Western Reserve, Ser. B, 5.50%, 10/01/2020	1,710,000	1,899,451
Perris, CA Unified High Sch. Dist. RB, 2003 Sch. Financing Proj., 6.00%, 10/01/2030	435,000	447,036
University of Massachusetts Bldg. Auth. RRB, Ser. 04-1, 5.25%, 11/01/2029	1,850,000	2,157,933
Virginia College Bldg. Auth. Edl. Facs. RB, 21st Century College & Equip., Ser. A, 5.00%, 02/01/2016	1,485,000	1,684,673

		10,491,844

GENERAL OBLIGATION – LOCAL 7.6%
Butler Cnty., OH GO, 5.25%, 12/01/2022	2,140,000	2,393,012
Chicago, IL GO:
Ser. A, 5.625%, 01/01/2039	3,550,000	3,914,727
Ser. B, 5.125%, 01/01/2015	1,980,000	2,190,573
Cook Cnty., IL Refunding GO, Ser. A, 5.00%, 11/15/2022	3,535,000	3,565,260
Dade Cnty., FL Seaport Refunding GO, 5.125%, 10/01/2016	1,750,000	1,756,160
Detroit, MI City Sch. Dist. GO, Ser. A, 5.125%, 05/01/2031	1,250,000	1,353,637
Dixon, CA Unified Sch. Dist. Election of 2002 GO, 0.00%, 08/01/2037 ¤	1,100,000	184,602
Grand Rapids, MI Bldg. Auth. GO, 5.75%, 08/01/2014	750,000	757,020
Indianapolis, IN Local Pub. Impt. Board Bank GO, Ser. O, 5.25%, 07/01/2033	3,375,000	3,693,296
Jackson Township, NJ Sch. Dist. GO, 5.00%, 04/15/2018	3,090,000	3,343,658
King Cnty., WA Sch. Dist. No. 401 GO, Highline Public Schools, 5.125%, 12/01/2021	2,500,000	2,720,600
Leander, TX Independent Sch. Dist. Refunding GO, 0.00%, 08/15/2024 ¤	200,000	91,318
McGuffey, PA Sch. Dist. GO, 5.125%, 08/01/2031	1,000,000	1,054,020
Mentor, OH Refunding GO, Street Impt. Bonds, Ser. 1991, 7.15%, 12/01/2011	115,000	118,950
Metropolitan Park Dist. of Tacoma GO, 6.00%, 12/01/2018	1,075,000	1,162,935
New York, NY GO:
Ser. A, 5.20%, 08/01/2010, (Insd. by FSA)	225,000	226,874
Sub-Ser. A1, 5.75%, 08/01/2014	75,000	75,304
Northwest Harris Cnty., TX Refunding GO, Muni. Util. Dist. No. 23, Waterworks & Sewer, 5.30%, 10/01/2011	150,000	150,581
Orleans Parish, LA Parishwide Sch. Dist. GO, Ser. A:
4.85%, 09/01/2010	605,000	606,228
5.125%, 09/01/2018	100,000	100,008
Quaker Valley, PA Sch. Dist. GO, 5.375%, 04/01/2022	1,960,000	2,261,115
Redmond, WA Library Capital Facs. Area GO, 5.00%, 12/01/2017	200,000	200,702

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Ricewood, TX Refunding GO, Muni. Util. Dist.:
4.80%, 09/01/2010, (Insd. by FSA)	$200,000	$202,200
4.875%, 09/01/2011, (Insd. by FSA)	175,000	176,916
Snohomish Cnty., WA GO, Sch. Dist. No. 002, 5.50%, 12/01/2015	2,825,000	3,095,381
South Shore, TX Refunding GO, Muni. Util. Dist. No. 6, Water & Sewer Sys., 5.10%, 09/01/2011	200,000	200,686
Springfield, MA GO, 5.50%, 08/01/2014	1,500,000	1,602,525
Wayne Cnty., MI GO, Bldg. Auth. Capital Impt., Ser. A, 5.25%, 06/01/2016	1,000,000	1,003,610
Will Cnty., IL GO, Cmnty. High Sch. Dist. No. 210:
5.05%, 01/01/2016	2,440,000	2,690,198
5.10%, 01/01/2017	1,465,000	1,617,082
5.10%, 01/01/2018	3,120,000	3,443,887
Wyandotte Cnty., KS Refunding GO, Sch. 500 Dist., 5.00%, 09/01/2020	1,715,000	1,875,575
Wylie, TX Independent Sch. Dist. GO, 0.00%, 08/15/2016 ¤	250,000	181,003

		48,009,643

GENERAL OBLIGATION – STATE 5.4%
California Econ. Dev. Recovery GO, Ser. A, 5.25%, 07/01/2013	1,240,000	1,404,089
California GO:
6.00%, 08/01/2014	755,000	760,821
6.25%, 10/01/2019	15,000	15,253
Ser. BW, 4.95%, 12/01/2011	175,000	175,383
Connecticut GO:
5.65%, 03/15/2012	270,000	271,156
Ser. A, 5.375%, 04/15/2017	2,320,000	2,528,614
Florida Board of Ed. Capital Outlay Refunding GO:
Ser. A, 5.50%, 06/01/2018	9,795,000	10,311,686
Ser. B, 5.50%, 06/01/2017	5,000,000	5,277,400
Florida Refunding GO, Sr. Lien, Jacksonville Trans., 5.00%, 07/01/2012	350,000	351,256
Georgia GO:
Ser. B, 5.75%, 08/01/2012	2,000,000	2,222,680
Ser. C, 6.00%, 07/01/2012	2,000,000	2,010,440
Ser. D, 5.00%, 08/01/2014	2,880,000	3,148,733
Illinois GO:
5.15%, 07/01/2015	145,000	145,465
5.25%, 07/01/2022	150,000	150,470
Massachusetts GO, Conservative Loan, Ser. B, 5.70%, 06/01/2019	1,255,000	1,255,565
New York Refunding GO, Ser. C, 5.375%, 10/01/2011, (Insd. by AMBAC)	1,000,000	1,004,060
Texas GO, Veterans Land Board, 6.00%, 12/01/2030	200,000	200,880
Texas Public Fin. Auth GO, Ser. A, 5.375%, 10/01/2016	2,540,000	2,687,168

		33,921,119

HOSPITAL 6.3%
California Hlth. Facs. Fin. Auth. RB, Ser. B, 7.20%, 01/01/2012	85,000	85,308
Connecticut Hlth. & Edl. Facs. Auth. RB, Bridgeport Hosp., Ser. A, 6.625%, 07/01/2018	200,000	200,716

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Franklin Cnty., OH Healthcare Facs. RRB, Wesley College Glen Hlth. Svcs., 6.25%, 12/20/2034	$9,780,000	$10,082,691
Gulfport, MS Hosp. Facs. RRB, Gulfport Mem. Hosp., Ser. A, 6.20%, 07/01/2018	200,000	200,260
Illinois Hlth. Facs. Auth. RRB:
Sinai Hlth. Proj., 5.00%, 08/15/2024	6,400,000	6,515,392
Western Med. Facs. Foundation, 5.00%, 11/15/2018	4,375,000	4,375,831
Langhorne, PA Hosp. Auth. RB, Franciscan Hlth. Ctr., Ser. A, 7.00%, 06/15/2015	350,000	350,980
Lucas Cnty., OH Hosp. Auth. RB, Promedica Hlth. Care Obl., 5.75%, 11/15/2011	750,000	752,573
Madison Cnty., IN Hosp. Auth. Facs. RB, Cmnty. Hosp. of Anderson, Ser. A, 8.00%, 01/01/2014	910,000	913,922
Massachusetts Hlth. & Edl. Facs. Auth. RB:
New England Med. Ctr. Hosp., Ser. H, 5.375%, 05/15/2019	1,030,000	1,121,845
Partners Healthcare Sys., Ser. A, 5.10%, 07/01/2010	2,510,000	2,520,291
Minneapolis, MN Hlth. Care Sys. RB, Ser. A, 6.00%, 11/15/2023	4,850,000	5,463,428
New York Dorm Auth. RB, Ellis Hosp. Mtge. Proj., 5.50%, 08/01/2015	2,515,000	2,520,080
Peninsula Ports Auth. VA Hosp. Facs. RRB, Whittaker Mem. Hosp. Proj., 8.70%, 08/01/2023	470,000	485,134
Ulster Cnty., NY Indl. Dev. Agcy. RRB, Benedictine Hosp. Proj., 5.00%, 11/01/2011	425,000	432,234
Washington Hlth. Care Facs. Auth. RRB, Highline Med. Ctr., 6.25%, 08/01/2036	3,500,000	3,783,045

		39,803,730

HOUSING 13.8%
Allegheny Cnty., PA Residential Fin. Auth. SFHRB, Ser. II-1, 5.05%, 11/01/2010	60,000	60,710
Augusta, GA MHRB, Ashton Bon Air LP, 4.90%, 11/20/2024	1,130,000	1,141,289
Austin, TX Hsg. Fin. Corp. SFHRB, 0.00%, 02/01/2016 ¤	1,550,000	28,722
Bexar Cnty., TX Hsg. Fin. Corp. MHRB, Stablewood Farms, 6.25%, 07/20/2043	3,610,000	3,858,585
Biloxi, MS MHRRB, Pass Pointe Apts., Ser. A, 5.65%, 12/01/2017	2,510,000	2,608,041
Bryan Cnty., OK EDA SFHRB, Ser. A, 8.60%, 07/01/2010	140,000	69,300
California Hsg. Fin. Agcy. MHRB:
Ser. A:
5.05%, 08/01/2011	100,000	100,348
5.95%, 08/01/2028	390,000	390,156
Ser. B, 6.15%, 08/01/2022	160,000	160,194
California Hsg. Fin. Agcy. RB, Home Mtge, Ser. J, 4.95%, 08/01/2022	240,000	224,933
California Rural Home Mtge. Auth. SFHRB, Ser. B, 7.30%, 06/01/2031	155,000	159,273
Clay Cnty., MO IDA MHRB, Ser. A, 6.30%, 01/20/2038	1,280,000	1,382,950
Colorado HFA RB, Ser. E-2, 7.00%, 02/01/2030	905,000	927,625
Colorado HFA SFHRB, 0.00%, 11/01/2029 ¤	1,685,000	573,658
Comanche Cnty., OK HFA SFHRB, Ser. B-2, 6.60%, 10/01/2035	465,000	489,022

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Connecticut HFA RB, Hsg. Mtge. Fin. Program:
Ser. A-2, 5.10%, 11/15/2018	$30,000	$30,018
Ser. C-3, 3.70%, 11/15/2010	500,000	506,820
Dallas, TX Fin. Corp. MHRB, Towne Ctr. Apts., Ser. A, 6.75%, 10/20/2032	967,000	997,170
DeKalb Cnty., GA MHRB, Bryton Hills Apts., 5.00%, 09/01/2011	210,000	216,527
Delaware Cnty., IN RRB, Indl. Edit Corp. Lease Rental, 5.00%, 12/01/2012	5,000	5,006
District of Columbia HFA RB, Residential Seniors Ctr., Ser. 1, 7.75%, 09/01/2016	62,500	62,687
Florida HFA RB:
0.00%, 12/01/2029, (Insd. by FSA) ¤	5,500,000	1,631,410
0.00%, 07/01/2030, (Insd. by FSA) ¤	2,075,000	548,340
Brittany of Rosemont, Ser. G1, 6.25%, 07/01/2035, (Insd. by AMBAC)	1,005,000	987,453
Spinnaker Cove Apts., Ser. G, 6.50%, 07/01/2036, (Insd. by AMBAC)	100,000	99,992
Florida Hsg. Fin. Corp. RB:
Hampton Ctr. Apts., Ser. D-1, 5.60%, 03/01/2032, (Insd. by FNMA)	185,000	185,936
Mystic Pointe II-F-1, 6.00%, 12/01/2029, (Insd. by GNMA)	120,000	122,497
Fontana, CA Redev. Agcy. Mtge. RRB, College Vlg. Drive Apts.:
5.45%, 05/20/2027	1,000,000	1,069,890
Ser. A, 5.25%, 05/20/2017	1,235,000	1,291,365
Houston, TX MHRB, Hsg. Fin. Corp., 6.10%, 09/20/2021	319,000	336,724
Idaho HFA SFHRB, Ser. F-2, 5.70%, 07/01/2010	20,000	20,031
Illinois HDA MHRB, 4.125%, 10/20/2016	340,000	340,428
Illinois HDA RRB, Morningside North Dev., 5.25%, 01/01/2021	8,855,000	8,862,261
Jackson, MS MHRB, Forest Park Apts., Ser. A, 6.10%, 04/20/2032	60,000	64,078
Los Angeles, CA MHRB:
Colorado Terrace LP Proj., Ser. H, 4.35%, 11/20/2012	260,000	268,741
The Palms Apts., Ser. E, 5.30%, 07/01/2018	1,775,000	1,780,769
Louisiana HFA SFHRB:
AMT:
Ser. A-2, 6.30%, 12/01/2019	140,000	142,820
Ser. B-2, 5.55%, 06/01/2019	570,000	587,071
Ser. C, 6.30%, 06/01/2020	325,000	331,546
Ser. C-1, 5.60%, 12/01/2017	300,000	309,411
Home Owner, Ser. C-2, 5.55%, 06/01/2035	230,000	236,357
Manatee Cnty., FL HFA SFHRB, Ser. A, 6.57%, 05/01/2039	120,000	129,016
Maricopa Cnty., AZ IDA MHRB, Ser. A-1, 5.75%, 10/20/2018	2,720,000	2,893,128
Maryland Cmnty. Dev. Admin. Dept. Hsg. RB:
Ser. 2001B, 5.10%, 07/01/2016	445,000	449,521
Ser. D, 5.375%, 09/01/2024	500,000	502,745
Massachusetts Hsg. Fin. Agcy. RB, Unrefunded Balance, Ser. E, 6.05%, 07/01/2020	60,000	60,022
Massachusetts Hsg. Fin. Agcy. RRB:
Rental Mtge., Ser. H, 6.65%, 07/01/2041	3,335,000	3,339,202
Ser. D, 4.625%, 12/01/2026	695,000	683,574

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Miami Dade Cnty., FL HFA MHRB, Sunset Bay Apts. Proj, Ser. 5A, 6.05%, 01/01/2041	$200,000	$204,450
Michigan HDA MHRB, Ctr. Line, Ser. A, 4.15%, 04/20/2011	320,000	325,056
Michigan HDA SFHRB:
Ser. A, 3.95%, 12/01/2012	660,000	673,787
Ser. C, 5.00%, 12/01/2015	2,000,000	2,013,140
Minnesota Hsg. Fin. Agcy. RB, Residential Hsg. Fin., Ser. I, 5.00%, 07/01/2021	1,290,000	1,314,497
Missouri Hsg. Dev. Commission Mtge. MHRB, Ser. II, 5.375%, 12/01/2018	150,000	153,251
Montana Board of Hsg. MHRB, Ser. A, 6.15%, 08/01/2026	250,000	251,298
Nevada Hsg. Division SFHRRB, Mezzanine, Ser. C-2, 5.95%, 04/01/2022	80,000	82,576
New Hampshire HFA MHRB, Prescott Hills Apts. Proj., 6.05%, 07/01/2029	115,000	115,097
New Hampshire HFA SFHRB, Mtge. Acquisition:
AMT, Ser. B, 4.85%, 07/01/2015	440,000	452,087
Ser. E, 4.65%, 07/01/2014	340,000	350,397
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB, Ser. A, 5.55%, 05/01/2027	325,000	325,133
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRB, Ser. U, 3.80%, 10/01/2010	470,000	472,670
New Mexico Mtge. Fin. Auth. MHRB, Rio Volcan II Apts. Proj., 5.65%, 07/01/2018	60,000	60,059
New York Mtge. Agcy. RB, Ser. 67, 5.80%, 10/01/2028	685,000	693,926
New York, NY Hsg. Auth. MHRRB, Security Assisted, Ser. A, 5.65%, 07/01/2010	385,000	386,613
North Carolina HFA SFHRB, Ser. HH, 6.20%, 03/01/2018	285,000	285,410
North Dakota HFA RB, Hsg. Fin. Program, Ser. A, 4.20%, 07/01/2011	300,000	305,484
Ohio Hsg. Fin. Agcy. RB, Residential Mtge., Ser. C-1, 6.05%, 03/01/2032	95,000	99,244
Ohio Hsg. Fin. Agcy. RRB, Residential Mtge., Ser. C, 5.55%, 03/01/2020	17,680,000	18,326,911
Ohio Hsg. Fin. Agcy. SFHRB, 0.00%, 01/15/2015 ¤	15,000	10,080
Oregon Hsg. & Cmnty. Svcs. Dept. RB, Single Family Mtge. Program:
Ser. A, 6.00%, 07/01/2020	1,135,000	1,173,896
Ser. L, 5.90%, 07/01/2031	1,540,000	1,579,116
Pennsylvania Hsg. Fin. Agcy. SFHRB:
Ser. 63-A, 0.00%, 04/01/2030 ¤	245,000	83,481
Ser. 67-A, 5.40%, 10/01/2024	220,000	231,706
Ser. 68-A, 6.05%, 10/01/2028	3,335,000	3,337,735
Ser. 70-A, 4.90%, 10/01/2010	400,000	400,892
Pennsylvania Hsg. Fin. Agcy. SFHRRB, Ser. 72-A, 5.25%, 04/01/2021	3,505,000	3,509,697
Peregrines Landing, LLC Facs. RB, Ser. A, 7.00%, 05/20/2044, (Insd. by GNMA)	5,740,000	6,215,157
Rhode Island Hsg. & Mtge. Fin. RB, 6.50%, 04/01/2027	25,000	25,034
Tampa, FL Home Mtge. RB, 0.00%, 10/01/2014, (Insd. by FHA) ¤	475,000	133,000
Texas Dept. of Hsg. & Cmnty. RB, Ser. A, 6.20%, 07/01/2019	140,000	140,186
Utah HFA RB, RHA Cmnty. Svcs. Proj., Ser. A, 6.875%, 07/01/2027	895,000	826,577
Virginia HDA RB, Rental Hsg., Ser. B, 5.625%, 08/01/2011	1,095,000	1,100,365

		86,925,370

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 3.5%
Alaska Indl. Dev. & Export Auth. Power RB, Snettisham Hydroelectric, 6.00%, 01/01/2014	$1,165,000	$1,173,132
Albuquerque, NM IDRRB, Manor Nursing, Ser. A, 4.80%, 05/20/2014	1,160,000	1,173,212
Illinois Dev. Fin. Auth. Pollution RRB, Illinois Power Co. Proj., Ser. A, 5.70%, 02/01/2024	250,000	250,062
Miami-Dade Cnty., FL IDA RB, Airis Miami II, LLC Proj., 6.00%, 10/15/2019, (Insd. by AMBAC)	85,000	82,204
New Jersey EDA PCRB, New Jersey Pub. Service & Gas, Ser. A, 6.40%, 05/01/2032, (Insd. by MBIA)	200,000	200,180
New Jersey EDA RB, Elite Pharmaceuticals Proj., Ser. A, 6.50%, 09/01/2030	700,000	454,321
Pleasants Cnty., WV PCRB, Monongahela Power Co., Ser. C, 6.15%, 05/01/2015, (Insd. by AMBAC)	3,900,000	3,905,421
Port Grays Harbor, WA RRB, TCR, 6.125%, 12/01/2017, (Insd. by AMBAC)	2,630,000	2,633,813
St. Paul, MN Port Auth. IDA RB:
Ser. K, Lottery, 9.50%, 12/01/2014, (Insd. by FGIC) +	155,000	55,413
Ser. N, Lottery, 10.00%, 12/01/2014, (Insd. by FGIC) +	165,000	58,988
Union Cnty., NJ Util. Auth. Solid Waste RB, Sr. Lease, Ogden Martin, Ser. A, 5.375%, 06/01/2012	8,545,000	8,561,663
Wood Cnty., OH IDRB, Schutz Container Sys. Proj., Ser. A, 7.125%, 06/01/2013	3,405,000	3,403,740

		21,952,149

MISCELLANEOUS REVENUE 2.0%
Baker, FL Correctional Dev. First Mtge. RB, Detention Ctr. Proj., 6.00%, 02/01/2013	500,000	400,490
California Statewide CDA RB, SAVRS, 1.02%, 05/15/2029 + ☐	1,300,000	1,235,000
Florida Mid-Bay Bridge Auth. RB, Ser. A, 5.95%, 10/01/2022, (Insd. by AMBAC)	2,000,000	2,048,620
Gulf Breeze, FL Local Govt. RB, FRN, 4.50%, 12/15/2020 +	180,000	180,000
Louisiana Govt. Env. Facs. CDA RB, Ser. A, 6.30%, 07/01/2030	3,800,000	3,895,950
Maine Muni. Bond Bank RB, Ser. B, 5.85%, 11/01/2020	360,000	361,541
Massachusetts Federal Hwy. RB, Ser. B, 5.125%, 12/15/2012	1,855,000	1,861,715
Massachusetts Water Pollution Abatement Trust RB, Unrefunded Balance, MWRA Program, Ser. A, 5.80%, 08/01/2016	45,000	45,420
Michigan Muni. Bond Auth. RB:
5.50%, 11/01/2027	535,000	528,484
8.625%, 11/01/2016	125,000	125,673
New York Urban Dev. Corp. RRB, Sub Lien, 5.50%, 07/01/2016	465,000	466,711
Oregon Board Bank RB, Oregon Econ. Cmnty. Dev. Dept., Ser. A, 5.50%, 01/01/2019	1,230,000	1,234,526
Palmdale, CA Civic Auth. RRB, Civic Ctr. Refinancing, Ser. A, 5.60%, 07/01/2015	100,000	100,214
San Francisco, CA City & Cnty. Fin. Corp. RB, Emergency Communications, 5.40%, 04/01/2015	100,000	100,323
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB, Retirement Facs., Ser. A-1, 5.25%, 09/20/2023	175,000	182,943

		12,767,610

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PORT AUTHORITY 0.5%
Dade Cnty., FL Seaport RB, 5.50%, 10/01/2026, (Insd. by MBIA)	$370,000	$370,825
Dade Cnty., FL Seaport RRB, Ser. 95, 5.75%, 10/01/2015, (Insd. by MBIA)	475,000	476,919
Massachusetts Port Auth. RB, Ser. E, 5.25%, 07/01/2013, (Insd. by MBIA)	2,260,000	2,264,927

		3,112,671

POWER 0.2%
Hawaii Dept. of Budget & Fin. RB, Hawaiian Elec. Co. Proj., 5.45%, 11/01/2023, (Insd. by MBIA)	365,000	365,157
Sikeston, MO Elec. RRB, 5.00%, 06/01/2012	470,000	470,672
Texas Muni. Power Agcy. RRB, Sub Lien, 4.75%, 09/01/2014	115,000	115,330
Western Minnesota Power Agcy. RRB, Ser. A, 5.50%, 01/01/2011	400,000	401,600

		1,352,759

PRE-REFUNDED 39.1%
Alameda Cnty., CA COP, Med. Ctr. Proj., 5.375%, 06/01/2014	115,000	121,234
Austin, TX Convention Enterprises, Inc. RB, Convention Ctr. Hotel:
Ser. A, 6.70%, 01/01/2032	5,800,000	6,016,398
Ser. B, 5.75%, 01/01/2032	1,750,000	1,805,475
Avon, IN Two Thousand Sch. Bldg. Corp. RB, First Mtge., 5.30%, 07/15/2019	1,225,000	1,262,902
Baltimore, MD RRB, Water Proj., Ser. A, 5.50%, 07/01/2026	2,000,000	2,199,860
Brazosport, TX Independent Sch. Dist. RRB, 5.50%, 02/15/2020	1,775,000	1,989,828
California Hlth. Facs. Fin. Auth. RB, Kaiser Permanente, Ser. A, 5.25%, 06/01/2012	1,300,000	1,305,044
Chicago, IL Pub. Bldg. Comml. Bldg. RB, Chicago Transit Auth., 5.25%, 03/01/2014	2,750,000	3,069,303
Clark Cnty, NV Sch. Dist. RB, Ser. D, 5.00%, 06/15/2018	4,000,000	4,510,680
Coastal Water Auth., Texas Conveyance Sys. RB, 7.50%, 12/15/2016	20,000	20,115
Colorado Dept. of Trans. RB, Anticipation Notes:
6.00%, 06/15/2011	8,935,000	9,003,263
Ser. A, 5.25%, 12/15/2016	3,200,000	3,663,744
Colorado Hlth. Facs. Auth. RB, Catholic Hlth. Initiatives, 5.25%, 09/01/2021	1,000,000	1,058,010
Commonwealth of Puerto Rico Infrastructure Fin. Auth., Ser. A, 5.375%, 10/01/2024	350,000	359,520
Dallas, TX Water Works & Sewer Sys. RB:
5.00%, 10/01/2020	4,700,000	5,228,139
5.00%, 10/01/2021	4,520,000	5,027,912
Denver, CO City & Cnty. Arpt. RB:
Ser. B, 5.50%, 11/15/2033	10,000,000	11,493,200
Ser. C, 6.125%, 11/15/2025	115,000	115,348
DuPage Cnty., IL Cmnty. Unit Sch. Dist. No. 200, Ser. B, 5.25%, 11/01/2020	1,615,000	1,832,072
Florida Correctional Privatization Commission COP, 350 Bed Youthful Polk Cnty., Ser. B, 5.00%, 08/01/2017	90,000	90,115
Greenville Cnty., SC Sch. Dist. RB, 5.50%, 12/01/2028	18,075,000	20,365,825
Hamal, FL CDD Spl. Assmt. Bond, 6.20%, 05/01/2015	315,000	331,493
Hawaii GO, Ser. CV, 5.00%, 08/01/2020	2,000,000	2,106,580
Hawaii Hwy. RB, 5.375%, 07/01/2018	3,380,000	3,562,588

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Illinois Dev. Fin. Auth. RB, Midwestern Univ., Ser. B, 6.00%, 05/15/2021	$1,450,000	$1,537,522
Illinois Hlth. Facs. Auth. RB, Loyola Univ. Hlth. Sys., Ser. A, 6.00%, 07/01/2021	940,000	994,294
Indiana Hlth. Facs. Fin. Auth. RRB, Ancilla Sys., Inc., 5.25%, 07/01/2022	325,000	326,008
Intermountain Power Agcy. Utah Power Supply RB, Ser. A, 6.15%, 07/01/2014	12,225,000	12,981,483
Kentucky Property & Buildings Cmnty. RRB, Proj. No. 77, 5.25%, 08/01/2018	2,075,000	2,344,522
Lexington Cnty., SC Hlth. Svcs. Dist. RB, 5.50%, 05/01/2032	1,250,000	1,442,463
Lexington Cnty., SC Hlth. Svcs. Dist. RRB, 5.50%, 11/01/2032	5,000,000	5,703,000
Lincoln, NE Elec. Sys. RB, 5.25%, 09/01/2016	4,400,000	4,662,724
Los Angeles, CA Cmnty. Redev. Agcy. RB, Ser. G, 6.75%, 07/01/2010	260,000	261,464
Maricopa, AZ Sch. Dist. No. 11 RRB, Peoria Univ., 5.00%, 07/01/2014	1,075,000	1,202,431
Massachusetts Water Pollution Abatement Trust RB, Ser. 9, 5.25%, 08/01/2033	1,000,000	1,130,900
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
6.25%, 08/15/2014	2,765,000	3,100,256
6.50%, 08/15/2032	5,000,000	5,633,650
Metropolitan Trans. Auth. New York RB, Commuter Facs., Ser. B, 5.00%, 07/01/2011	130,000	130,469
Metropolitan Trans. Auth. New York RRB, Commuter Facs., Ser. D, 5.00%, 07/01/2012	100,000	103,863
Michigan Bldg. Auth. RRB, Facs. Program, Ser. III, 5.375%, 10/15/2014	5,000,000	5,525,650
Michigan HFA RRB, St. John Hlth. Sys., Ser. A, 5.00%, 05/15/2018, (Insd. by AMBAC)	300,000	300,864
Michigan Hosp. Fin. Auth. RRB:
Hosp. Genesys Regl. Med., Ser. A, 5.30%, 10/01/2011	510,000	515,824
Mercy Hlth. Svcs., Ser. W, 5.25%, 08/15/2022	5,000,000	5,002,000
Minnesota GO, 5.25%, 11/01/2022	7,000,000	7,747,670
Nebraska Higher Ed. Loan RB, 0.00%, 12/15/2015, (Insd. by MBIA) ¤	2,970,000	2,002,968
New Jersey EDA RB, Sch. Facs. Construction:
Ser. C, 5.00%, 06/15/2016	3,740,000	4,073,047
Ser. F, 5.00%, 06/15/2025	5,400,000	6,055,830
New Jersey Trans. Trust Fund Auth. RB, Ser. C:
5.25%, 06/15/2013	7,465,000	8,427,537
5.50%, 06/15/2015	11,595,000	13,176,906
5.50%, 06/15/2022	4,010,000	4,557,084
5.50%, 06/15/2023	1,000,000	1,136,430
New Jersey Turnpike Auth. RB, Ser. C, 6.50%, 01/01/2013	1,750,000	1,997,555
New York, NY Triborough Bridge & Tunnel Auth. RRB, Ser. A, 5.25%, 01/01/2011	400,000	401,620
Ocean Township, NJ Sewer Auth. RB, 6.25%, 12/01/2010	280,000	288,470
Ohio Water Dev. Auth. PCRB, Water Pollution Control Proj.:
5.00%, 06/01/2023	1,220,000	1,394,972
5.25%, 12/01/2015	1,315,000	1,434,310
Orange Cnty., FL Hlth. Facs. Auth. RB, Orlando Regl. Hlth. Care, 5.75%, 12/01/2032	2,000,000	2,232,780
Orange Cnty., FL Tourist Dev. Tax RRB, 6.00%, 10/01/2016	335,000	364,691

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Pennsylvania Turnpike Cmnty. RB, Oil Franchise Tax, Ser. B, 5.00%, 12/01/2031	$3,930,000	$4,453,162
Phoenix, AZ Civic Import Corp. RB, Excise Tax, Ser. A, 5.00%, 07/01/2023	2,350,000	2,624,762
Pickerington, OH Sch. Dist. GO, Sch. Facs. Construction & Import, 5.25%, 12/01/2020	4,250,000	4,547,840
Pleasant Valley, CA Sch. Dist. Ventura Cnty. GO, Ser. A, 5.00%, 08/01/2018	275,000	276,620
Portland, OR Sewer Sys. RB, Ser. A:
5.75%, 08/01/2019	1,000,000	1,009,520
5.75%, 08/01/2020	1,250,000	1,261,900
Raleigh Cnty., VA Comml. Dev. RB, Virginia Parkways Proj., Ser. B, 5.125%, 06/01/2015	1,450,000	1,510,552
San Antonio, TX Elec. & Gas RRB, Ser. 2000, 5.00%, 02/01/2017	100,000	110,502
Santa Clara Cnty., CA East Side Unified Sch. Dist. GO:
Ser. E, 5.00%, 09/01/2022, (Insd. by FGIC)	3,355,000	3,364,394
Ser. F, 5.25%, 09/01/2025, (Insd. by FGIC)	1,015,000	1,018,075
Sayre, PA Hlth. Care Facs. Auth. RB, Guthrie Hlth. Care Sys., Ser. A, 6.25%, 12/01/2016	1,915,000	2,094,455
Shawnee Cnty., KS Refunding GO, 5.25%, 09/01/2017	1,660,000	1,827,461
Suffolk Cnty., NY Waterworks Auth. RRB, Ser. C, 5.75%, 06/01/2013	7,340,000	7,788,621
Tennessee Sch. Bldg. Auth. RRB, Higher Edl. Facs., Ser. D, 5.50%, 05/01/2011	500,000	502,025
Tobacco Settlement Financing Corp. RB, 5.00%, 06/01/2013	3,000,000	3,254,730
Utah Cnty., UT Hosp. RB, IHC Hlth. Svcs., Inc., 5.25%, 08/15/2021	1,935,000	1,942,547
Vallejo, CA Univ. Sch. Dist. Election of 1997 GO, 5.40%, 08/01/2022, (Insd. by FSA)	500,000	501,620
Waterbury, CT GO, Ser. A, 5.00%, 04/01/2018	2,875,000	3,099,681
Wisconsin Hlth. & Edl. Facs. Auth. RB, Froedert & Cmnty., 5.375%, 10/01/2021	6,500,000	6,961,175
Wood Glen, TX Hsg. Fin. Corp. Mtge. RRB, Copperwood Proj., Ser. A, 7.65%, 07/01/2022, (Insd. by MBIA & FHA)	2,125,000	2,560,136

		245,439,683

PUBLIC FACILITIES 0.1%
San Francisco, CA City & Cnty. COP, 2789 25th Street Proj., 5.00%, 09/01/2014, (Insd. by AMBAC)	600,000	601,842

RESOURCE RECOVERY 0.5%
Connecticut Resource Recovery Auth. RRB, Mid-Connecticut Sys., Ser. A:
5.50%, 11/15/2011	1,705,000	1,711,564
5.50%, 11/15/2012	920,000	923,487
Dade Cnty., FL Resource Recovery RB, 5.50%, 10/01/2010	225,000	225,794

		2,860,845

SALES TAX 1.7%
Los Angeles, CA Muni. Impt. Corp. RB, Police Emergency Proj., Ser. D, 4.375%, 09/01/2010	250,000	250,708
Los Angeles, CA Muni. Impt. Corp. RRB, Central Library Proj., Ser. A, 5.00%, 06/01/2010	350,000	350,105

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SALES TAX continued
Metropolitan Pier & Expo. Auth. RRB, Illinois Dedicated State Tax:
5.50%, 06/01/2011	$500,000	$501,890
McCormick Place Expansion Proj., Ser. A, 5.25%, 06/15/2012	450,000	451,503
Mountain View, CA Tax Allocation RB, Shoreline Regl. Park, Ser. A, 5.50%, 08/01/2021, (Insd. by MBIA)	250,000	250,163
New York Urban Dev. Corp. RRB, Unrefunded Balance, 5.50%, 07/01/2016	8,085,000	8,118,148
Orange Cnty., CA Local Trans. Auth. Sales Tax RB, SAVRS, RIB, AMBAC & TCR, 6.20%, 02/14/2011	245,000	250,735
Santa Clara, CA Redev. Agcy. Tax Allocation RB, Bayshore North Proj., 5.00%, 06/01/2016	250,000	251,655
Tracy, CA Area Public Facs. Financing Agcy. Spl. Tax RRB, Cmnty. Facs. Dist. No. 87-1-H, 5.875%, 10/01/2019	145,000	149,417

		10,574,324

SPECIAL TAX 0.2%
New Mexico Hwy. Cmnty. Tax RB, Ser. A, 5.25%, 06/15/2011	1,000,000	1,050,670

TOBACCO REVENUE 0.1%
Badger Tobacco Asset Securitization Corp. RB, 6.375%, 06/01/2032	250,000	277,537
California Tobacco Securitization Corp. RRB, Ser. A, 5.00%, 06/01/2017	250,000	250,083

		527,620

TRANSPORTATION 0.9%
Indiana Trans. Fin. Auth. Hwy. RB, Ser. A, 5.125%, 06/01/2029	1,750,000	2,009,507
Massachusetts Turnpike Auth. RB, Ser. A, 5.125%, 01/01/2017	175,000	175,228
New Jersey Trans. Trust Fund Auth. RB, Trans. Sys., Ser. C, 5.50%, 06/15/2019	1,500,000	1,704,645
Phoenix, AZ Street & Hwy. User RRB, Jr. Lien, 6.25%, 07/01/2011, (Insd. by AMBAC)	720,000	723,211
Port Auth. of New York & New Jersey Spl. Obl. RB, Ser. 103, 5.125%, 12/15/2011	1,215,000	1,219,289

		5,831,880

UTILITY 0.4%
Cherokee Cnty., GA Water & Sewer RB, 6.90%, 08/01/2018	5,000	5,024
Fulton Cnty., GA Water & Sewer RB, 5.00%, 01/01/2015, (Insd. by FGIC & MBIA)	1,990,000	1,997,224
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RB, Ser. A, 5.60%, 12/01/2016	575,000	577,317

		2,579,565

WATER & SEWER 5.2%
Chicago, IL Waste Water Transmission RRB, Ser. A, 5.00%, 01/01/2019	6,065,000	6,084,529
Jefferson Cnty., AL Sewer RB, Ser. D, 5.25%, 02/01/2026	2,600,000	2,841,618
Louisiana Pub. Facs. Auth. Collateralized RRB, Louisiana Water Co. Proj., 5.45%, 02/01/2013	1,150,000	1,155,497
Montgomery Cnty., MD EDRB, Brink Reservoir Facs., 10.375%, 12/15/2014	215,000	226,859
New York Env. Facs. Corp. RB, Clean Water & Drinking, Unrefunded Balance, Ser. B, 5.875%, 07/15/2019	4,515,000	4,544,935

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2010

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
New York Env. Facs. Corp. RRB, Spring Valley Water, Ser. A, 6.30%, 08/01/2024, (Insd. by AMBAC)	$900,000	$900,873
New York, NY Muni. Water Fin. Auth. RB, Water and Sewer Sys., 5.50%, 06/15/2033	1,000,000	1,012,450
Norfolk, VA Water RB, 5.70%, 11/01/2010, (Insd. by MBIA)	2,000,000	2,008,160
Northeast Nebraska Solid Waste Disposal Facs. RB, 4.70%, 05/15/2015	200,000	200,216
Rhode Island Clean Water Fin. Agcy. RB, Wastewater Treatment Sys., 5.80%, 09/01/2022, (Insd. by MBIA)	950,000	950,086
Texas Water Dev. Board RB, Revolving Fund, Ser. A:
5.00%, 07/15/2017	8,320,000	8,348,454
5.25%, 07/15/2014	3,000,000	3,019,230
5.50%, 07/15/2021	665,000	667,773
Wenatchee, WA Storm Drain RB:
5.00%, 12/01/2012	180,000	180,594
5.05%, 12/01/2013	190,000	190,633
Wenatchee, WA Water & Sewer RB:
5.00%, 12/01/2012	110,000	110,363
5.05%, 12/01/2013	115,000	115,383

		32,557,653

Total Investments (cost $610,051,477) 97.2%		610,525,288
Other Assets and Liabilities 2.8%		17,483,390

Net Assets 100.0%		$628,008,678

¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

+	Security is deemed illiquid (unaudited).
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2010

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
CDA	Community Development Authority
CDD	Community Development District
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Incorporated
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
MBIA	Municipal Bond Investors Assurance Corporation
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RIB	Residual Interest Bonds
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities
SFHRB	Single Family Housing Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue Bond
TCR	Transferable Custody Receipts

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2010

The following table shows the percent of total investments by geographic location as of May 31, 2010:

Texas	9.6%
New Jersey	9.5%
Illinois	9.3%
Ohio	7.3%
South Carolina	6.5%
Florida	6.4%
New York	5.9%
Massachusetts	4.6%
Colorado	4.4%
California	3.7%
Georgia	3.2%
Michigan	3.0%
Pennsylvania	2.9%
Utah	2.6%
Minnesota	2.5%
Washington	2.3%
Connecticut	1.5%
Indiana	1.3%
Arizona	1.2%
Louisiana	1.2%
Wisconsin	1.2%
Nebraska	1.1%
Oregon	1.0%
Hawaii	1.0%
West Virginia	0.9%
Virginia	0.9%
Nevada	0.7%
Kansas	0.6%
Maryland	0.5%
Mississippi	0.5%
Alabama	0.5%
Kentucky	0.4%
New Mexico	0.4%
Missouri	0.3%
Alaska	0.2%
Rhode Island	0.2%
New Hampshire	0.1%
Oklahoma	0.1%
North Carolina	0.1%
Tennessee	0.1%
Maine	0.1%
Puerto Rico	0.1%
North Dakota	0.1%

100.0%

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of May 31, 2010 (unaudited):

AAA	29.1%
AA	40.3%
A	20.4%
BBB	6.3%
NR	3.9%

100.0%

The following table shows the percent of total bonds based on effective maturity as of May 31, 2010 (unaudited):

Less than 1 year	6.3%
1 to 3 year(s)	32.0%
3 to 5 years	20.3%
5 to 10 years	17.9%
10 to 20 years	13.2%
20 to 30 years	8.1%
Greater than 30 years	2.2%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2010

Assets
Investments in unaffiliated issuers, at value (cost $610,051,477)	$610,525,288
Cash	1,022,468
Receivable for securities sold	6,607,385
Receivable for Fund shares sold	487,195
Interest receivable	10,690,438
Prepaid expenses and other assets	82,180

Total assets	629,414,954

Liabilities
Dividends payable	298,543
Payable for Fund shares redeemed	962,911
Advisory fee payable	35,069
Distribution Plan expenses payable	25,097
Due to other related parties	8,695
Accrued expenses and other liabilities	75,961

Total liabilities	1,406,276

Net assets	$628,008,678

Net assets represented by
Paid-in capital	$632,533,833
Overdistributed net investment income	(143,107)
Accumulated net realized losses on investments	(4,855,859)
Net unrealized gains on investments	473,811

Total net assets	$628,008,678

Net assets consists of
Class A	$329,474,860
Class B	16,122,712
Class C	130,775,380
Class I	151,635,726

Total net assets	$628,008,678

Shares outstanding (unlimited number of shares authorized)
Class A	37,982,578
Class B	1,862,950
Class C	15,024,121
Class I	17,481,090

Net asset value per share
Class A	$8.67
Class A — Offering price (based on sales charge of 4.75%)	$9.10
Class B	$8.65
Class C	$8.70
Class I	$8.67

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended May 31, 2010

Investment income
Interest	$24,500,620
Income from affiliated issuers	92,258

Total investment income	24,592,878

Expenses
Advisory fee	3,265,646
Distribution Plan expenses
Class A	877,921
Class B	212,167
Class C	1,236,014
Administrative services fee	642,366
Transfer agent fees	454,796
Trustees’ fees and expenses	27,435
Printing and postage expenses	47,908
Custodian and accounting fees	174,198
Registration and filing fees	102,038
Professional fees	61,596
Other	11,229

Total expenses	7,113,314
Less: Expense reductions	(350)

Net expenses	7,112,964

Net investment income	17,479,914

Net realized and unrealized gains or losses on investments
Net realized losses on securities in unaffiliated issuers	(30,084)
Net change in unrealized gains or losses on securities in unaffiliated issuers	6,126,030

Net realized and unrealized gains or losses on investments	6,095,946

Net increase in net assets resulting from operations	$23,575,860

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,

	2010		2009

Operations
Net investment income		$17,479,914		$17,585,766
Net realized losses on investments		(30,084)		(2,647,140)
Net change in unrealized gains or losses on investments		6,126,030		(4,326,370)

Net increase in net assets resulting from operations		23,575,860		10,612,256

Distributions to shareholders from
Net investment income
Class A		(10,118,743)		(11,102,766)
Class B		(472,406)		(1,184,349)
Class C		(2,610,563)		(2,822,597)
Class I		(4,481,678)		(2,625,892)

Total distributions to shareholders		(17,683,390)		(17,735,604)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	11,449,134	99,116,274	14,512,566	124,020,741
Class B	94,125	812,050	685,027	5,814,040
Class C	5,161,177	44,809,301	5,005,858	42,850,502
Class I	15,424,474	133,199,007	8,110,391	69,671,297

		277,936,632		242,356,580

Net asset value of shares issued in reinvestment of distributions
Class A	796,624	6,896,599	837,739	7,154,880
Class B	34,776	300,093	88,367	753,697
Class C	177,989	1,546,521	181,660	1,556,794
Class I	487,109	4,221,729	236,486	2,027,955

		12,964,942		11,493,326

Automatic conversion of Class B shares to Class A shares
Class A	986,641	8,510,456	1,240,200	10,614,444
Class B	(988,934)	(8,510,456)	(1,243,105)	(10,614,444)

		0		0

Payment for shares redeemed
Class A	(14,113,283)	(122,224,288)	(10,765,019)	(91,525,575)
Class B	(1,010,054)	(8,708,823)	(1,657,190)	(14,134,697)
Class C	(3,000,534)	(26,050,129)	(2,654,162)	(22,692,504)
Class I	(6,926,876)	(60,075,606)	(8,139,036)	(69,200,209)

		(217,058,846)		(197,552,985)

Net increase in net assets resulting from capital share transactions		73,842,728		56,296,921

Total increase in net assets		79,735,198		49,173,573
Net assets
Beginning of period		548,273,480		499,099,907

End of period		$628,008,678		$548,273,480

Undistributed (overdistributed) net investment income		$(143,107)		$60,369

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Strategic Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Effective after the close of business on June 30, 2009, Class B shares were closed to new accounts and additional purchases by existing shareholders Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares had been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

NOTES TO FINANCIAL STATEMENTS continued

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated

NOTES TO FINANCIAL STATEMENTS continued

daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.55% and declining to 0.35% as average daily net assets increase. For the year ended May 31, 2010, the advisory fee was equivalent to an annual rate of 0.51% of the Fund’s average daily net assets.

Stamper Capital & Investments, Inc. is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the year ended May 31, 2010, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the year ended May 31, 2010, WFFD and/or EIS received $41,768 from the sale of Class A shares and $113,949, $21,396 and $33,286 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

NOTES TO FINANCIAL STATEMENTS continued

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $341,522,154 and $243,153,897, respectively, for the year ended May 31, 2010.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Significant
		Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Municipal obligations	$0	$609,290,288	$1,235,000	$610,525,288

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal obligations

Balance as of May 31, 2009	$1,001,000
Realized gains or losses	0
Change in unrealized gains or losses	334,000
Net purchases (sales)	(100,000)
Transfers in and/or out of Level 3	0

Balance as of May 31, 2010	$1,235,000

Change in unrealized gains or losses included in earnings relating to securities still held at May 31, 2010	$305,500

NOTES TO FINANCIAL STATEMENTS continued

On May 31, 2010, the aggregate cost of securities for federal income tax purposes was $610,097,790. The gross unrealized appreciation and depreciation on securities based on tax cost was $5,185,739 and $4,758,241, respectively, with a net unrealized appreciation of $427,498.

As of May 31, 2010, the Fund had $3,975,871 in capital loss carryovers for federal income tax purposes with $990,040 expiring in 2016 and $2,985,831 expiring in 2017.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of May 31, 2010, the Fund incurred and will elect to defer post-October losses of $833,675.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended May 31, 2010, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2010, the components of distributable earnings on a tax basis were as follows:

Capital Loss
Undistributed		Carryovers
Exempt-Interest	Unrealized	and Post-October	Temporary Book/
Income	Appreciation	Losses	Tax Differences

$176,523	$427,498	$4,809,546	$(319,630)

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was as follows:

	Year Ended May, 31

	2010	2009

Ordinary Income	$37,701	$24,514
Exempt-Interest Income	17,645,689	17,711,090

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

NOTES TO FINANCIAL STATEMENTS continued

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the year ended May 31, 2010, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS

NOTES TO FINANCIAL STATEMENTS continued

have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

In addition, the U.S. District Court for the District of Massachusetts has consolidated three purported class actions into In re Evergreen Ultra Short Opportunities Fund Securities Litigation. The plaintiffs filed a consolidated amended complaint on April 30, 2009 against various Evergreen entities, including EIMC and EIS, the Evergreen funds’ former distributor, and Evergreen Fixed Income Trust and its Trustees. The complaint generally alleges that investors in Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in Ultra Short Fund at different points in time and (iii) the failure of Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund. The complaint seeks damages in an amount to be determined at trial.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

12. SUBSEQUENT EVENT

Effective at the close of business on July 9, 2010, Wells Fargo Advantage Strategic Municipal Bond Fund acquired the net assets of the Fund in a tax-free exchange for shares of the Wells Fargo Advantage Strategic Municipal Bond Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Strategic Municipal Bond Fund, a series of the Evergreen Municipal Trust, as of May 31, 2010 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2010 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Strategic Municipal Bond Fund as of May 31, 2010, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 30, 2010

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended May 31, 2010, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.79%. The percentage of distributions subject to the federal alternative minimum tax will be reported to shareholders in January 2011.

ADDITIONAL INFORMATION (unaudited) continued

SPECIAL MEETING OF SHAREHOLDERS

On June 21, 2010, a Special Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal 1 — To approve the proposed reorganization of the Fund into Wells Fargo Advantage Strategic Municipal Bond Fund, which will be a new series of Wells Fargo Funds Trust, a Delaware statutory trust:

Net assets voted “For”	$254,959,114
Net assets voted “Against”	$77,366,410
Net assets voted “Abstain”	$26,499,173

This page left intentionally blank

This page left intentionally blank

This page left intentionally blank

TRUSTEES AND OFFICERS

TRUSTEES[1]
Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Shareholder, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

TRUSTEES AND OFFICERS continued

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s representation of affiliates of Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

123613 573853 rv5 07/2010

Item 2 – Code of Ethics

(a)	The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.
(b)	During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.
(c)	During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 – Audit Committee Financial Expert

Charles A. Austin III and Patricia B. Norris have been determined by the Registrant’s Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the four series of the Registrant’s annual financial statements for the fiscal years ended May 31, 2010 and May 31, 2009, and fees billed for other services rendered by KPMG LLP.

	2010	2009

Audit fees	$139,600	$136,200
Audit-related fees	$0	$0
Tax fees (1)	$0	$9,000
Non-audit fees (2)	$10,000	$720,000
All other fees	$0	$0
(1)	Tax fees consists of fees for tax consultation, tax compliance and tax review.
(2)

Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds

Evergreen Global Dividend Opportunity Fund

Evergreen Income Advantage Fund

Evergreen International Balanced Income Fund

Evergreen Multi-Sector Income Fund

Evergreen Utilities and High Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor for the Funds, as well as non-audit services performed by the independent auditor for the Funds’ investment adviser or any of its control affiliates that relates directly to the Funds’ operations and financial reporting, in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as regarding the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved by the Audit Committee pursuant to detailed pre-approval policies and procedures that describe the types of services for which the independent auditor may be engaged (“general pre-approval”); or may be expressly pre-approved by the Audit Committee (“specific pre-approval”). The Audit Committee believes that the combination of these two approaches expressed in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but on no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval for Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Senior Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix C. Permissible All Other services not listed in Appendix C must be specifically pre-approved by the Audit Committee.

A list of the SEC’s prohibited non-audit services is attached to this policy as Exhibit 1. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Fee levels or budgeted amounts for all services to be provided by the independent auditor subject to general pre-approval will be established annually by the Audit Committee. Fee levels or budgeted amounts for services to be provided by the independent auditor subject to specific pre-approval will be established at the time of the specific pre-approval. Any proposed fees exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the Audit Committee) of any such services rendered by the independent auditor.

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Director/Assistant Director of Fund Administration will report to the Audit Committee at each of its regular meetings regarding all services provided by the independent auditor that are subject to this policy since the last such report was rendered, including: (1) a general description of the services; (2) actual billed and projected fees; and (3) the means by which such services were pre-approved by the Audit Committee, as well as the date of approval and any related fee level or budgeted amount to which the services are subject.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

On January 1, 2009, Patricia B. Norris replaced Charles A. Austin III as chair of the Audit Committee.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 – Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting.

Item 12 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust
By:	/s/ W. Douglas Munn

W. Douglas Munn
Principal Executive Officer

Date: July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn

W. Douglas Munn
Principal Executive Officer

Date: July 30, 2010

By:	/s/ Kasey Phillips

Kasey Phillips
Principal Financial Officer

Date: July 30, 2010